Document And Entity Information In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	KINETIC CONCEPTS INC
Entity Central Index Key	0000831967
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	S-4
Amendment Flag	true
Amendment Description	Response to comment letter and update of financial statements
Document Period End Date	Sep 30, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 306,927	$ 215,426	$ 316,603
Accounts receivable, net	381,622	401,958	414,083
Inventories, net	123,617	178,243	172,552
Deferred income taxes	0	23,270	30,112
Prepaid expenses and other	39,334	46,022	34,199
Assets of Disposal Group, Including Discontinued Operation	108,688	0
Total current assets	960,188	864,919	967,549
Net property, plant and equipment	413,311	545,347	271,063
Debt issuance costs, net	98,393	111,397	22,622
Deferred income taxes	22,086	18,322	17,151
Goodwill	3,471,907	3,497,532	1,328,881
Identifiable intangible assets, net	2,692,217	2,875,736	453,802
Other non-current assets	6,018	8,126	14,931
Total assets	7,664,120	7,921,379	3,075,999
Current liabilities:
Accounts payable	40,502	49,898	60,137
Accrued expenses and other	351,508	311,617	225,524
Current installments of long-term debt	23,464	23,491	169,500
Deferred Tax Liabilities, Current	1,086	0
Liabilities of Disposal Group, Including Discontinued Operation	18,339	0
Total current liabilities	434,899	385,006	455,161
Long-term debt, net of current installments and discount	4,630,818	4,639,728	935,290
Non-current tax liabilities	40,582	38,295	35,588
Deferred income taxes	1,109,544	1,253,344	163,386
Other non-current liabilities	38,139	11,562	3,495
Total liabilities	6,253,982	6,327,935	1,592,920
Equity:
General partner’s capital	0	0	0
Limited partners’ capital	1,417,566	1,599,285	0
Common stock; authorized 225,000 at 2010, issued and outstanding 71,996 at 2010		0	72
Preferred stock; authorized 50,000 at 2010; issued and outstanding 0 at 2010		0	0
Additional paid-in capital		0	852,152
Retained earnings		0	613,434
Accumulated other comprehensive income (loss), net	(7,428)	(5,841)	17,421
Total equity	1,410,138	1,593,444	1,483,079
Total liabilities and shareholders' equity	$ 7,664,120	$ 7,921,379	$ 3,075,999

Consolidated Balance Sheets (Parenthetical) (Predecessor [Member])	Nov. 03, 2011	Dec. 31, 2010
Predecessor [Member]
Common stock, shares authorized	225,000,000	225,000,000
Common stock, shares issued		71,995,502
Common stock, shares outstanding		71,995,502
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Revenue:
Rental	$ 142,962	$ 207,156	$ 622,350					$ 227,637							$ 671,960	$ 746,816	$ 911,866	$ 919,359
Sales	161,802	228,717	684,171					240,904							682,429	756,596	831,574	768,956
Total revenue	304,764	435,873	1,306,521				149,023	468,541	453,270	432,578	459,728	442,346	430,412	410,954	1,354,389	1,503,412	1,743,440	1,688,315
Rental expenses	85,142	100,810	348,387					99,901							317,414	350,912	468,975	465,937
Cost of sales	43,761	58,613	190,454					58,033							171,823	190,927	229,522	225,680
Gross profit	175,861	276,450	767,680				96,421	310,607	290,287	264,258	278,200	266,717	256,877	243,149	865,152	961,573	1,044,943	996,698
Selling, general and administrative expenses	217,717	142,778	445,781					145,659							423,446	565,512	530,718	502,765
Research and development expenses	14,117	17,376	53,686					20,806							62,411	69,601	85,591	91,467
Acquired intangible asset amortization	16,459	49,733	172,260					8,855							26,567	29,519	37,426	40,634
Operating earnings (loss)	(72,432)	66,563	95,953				(55,787)	135,287	116,664	100,777	110,565	108,542	89,126	82,975	352,728	296,941	391,208	361,832
Interest income and other	148	174	630					297							766	972	851	819
Interest expense	(114,992)	(124,351)	(379,280)					(17,314)							(55,311)	(61,931)	(87,053)	(104,918)
Foreign currency gain (loss)	22,250	(7,406)	(1,872)					(2,117)							(2,142)	(2,778)	(4,500)	(4,004)
Earnings (loss) from continuing operations before income taxes (benefit)	(165,026)	(65,020)	(284,569)					116,153							296,041	233,204	300,506	253,729
Income tax expense (benefit)	(46,330)	(27,176)	(107,125)					32,354							82,359	74,367	89,668	92,848
Earnings (loss) from continuing operations	(118,696)	(37,844)	(177,444)	158,837	210,838	160,881	(54,845)	83,799	71,647	58,236	63,363	66,250	43,574	37,651	213,682	158,837	210,838	160,881
Earnings (loss) from discontinued operations, net of tax	3,827	2,032	(3,680)	32,101	45,246	67,821	5,214	6,927	9,778	10,182	10,630	9,523	10,031	15,062	26,887	32,101	45,246	67,821
Net earnings (loss)	$ (114,869)	$ (35,812)	$ (181,124)				$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 240,569	$ 190,938	$ 256,084	$ 228,702

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net earnings (loss)	$ (114,869)	$ (35,812)	$ (181,124)	$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 240,569	$ 190,938	$ 256,084	$ 228,702
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(5,841)	1,597	(1,587)		(16,280)							(6,502)	1,836	(2,923)	3,822
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0		(52)							(1,512)	(1,627)	(1,780)	(4,133)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0		396							1,509	2,717	6,185	7,244
Total comprehensive income (loss)	$ (120,710)	$ (34,215)	$ (182,711)		$ 74,790							$ 234,064	$ 193,864	$ 257,566	$ 235,635

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Foreign currency translation adjustment, tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	$ 278	$ (68)	$ (118)	$ (148)
Net derivative gain (loss), tax benefits		(876)	(958)	(2,226)
Amount of loss reclassified from accumulated OCI into income, tax benefits		$ 1,463	$ 3,330	$ 3,901

Consolidated Statements of Cash Flows (USD $)	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Cash flows from operating activities:
Net earnings (loss)	$ (114,869,000)	$ (181,124,000)	$ 240,569,000	$ 190,938,000	$ 256,084,000	$ 228,702,000
Adjustments to reconcile net earnings (loss) to net cash provided (used) by operating activities:
Amortization of debt discount	2,196,000	10,835,000	17,084,000	19,044,000	21,296,000	19,718,000
Depreciation and other amortization	56,751,000	360,477,000	106,332,000	117,686,000	156,465,000	155,860,000
Amortization of fair value step-up in inventory	7,756,000	25,021,000	0	0	0	0
Fixed asset impairment		22,116,000	0
Provision for bad debt and revenue allowance	1,690,000	7,019,000	5,322,000	9,392,000	10,602,000	10,166,000
Write-off of deferred debt issuance costs	0	0	3,218,000	3,218,000	2,301,000	3,035,000
Equity-based compensation expense	306,000	1,186,000	23,738,000	81,354,000	32,781,000	32,506,000
Deferred income tax benefit	(47,200,000)	(131,924,000)	(24,957,000)	(26,839,000)	(61,216,000)	(15,123,000)
Excess tax benefit from equity-based payment arrangements	0	0	(2,393,000)	(2,439,000)	(1,505,000)	(1,214,000)
Unrealized loss (gain) on derivative instruments	9,519,000	27,770,000	(3,928,000)	(3,114,000)	3,061,000	910,000
Unrealized gain on revaluation of cross currency debt	(25,575,000)	(2,685,000)	0	0	0	0
Change in assets and liabilities:
Decrease (increase) in accounts receivable, net	(9,708,000)	10,675,000	1,101,000	12,804,000	2,717,000	(29,271,000)
Decrease (increase) in inventories, net	9,563,000	(7,270,000)	11,659,000	11,008,000	(51,266,000)	(11,953,000)
(Increase) decrease in prepaid expenses and other	(1,552,000)	3,281,000	3,356,000	25,953,000	3,497,000	(565,000)
Increase (decrease) in accounts payable	7,065,000	(9,445,000)	(21,993,000)	(17,227,000)	(3,005,000)	9,530,000
Increase (decrease) in accrued expenses and other	26,087,000	48,359,000	38,973,000	63,928,000	2,682,000	(30,196,000)
Increase (decrease) in tax liabilities, net	124,000	2,299,000	27,118,000	2,978,000	(13,731,000)	16,649,000
Increase (decrease) in deferred income taxes, net	273,000	(715,000)	(2,039,000)	(716,000)	(8,042,000)	(1,233,000)
Net cash provided (used) by operating activities	(77,574,000)	185,875,000	423,160,000	487,968,000	352,721,000	387,521,000
Cash flows from investing activities:
Additions to property, plant and equipment	(36,008,000)	(72,044,000)	(89,029,000)	(98,556,000)	(85,883,000)	(103,289,000)
Decrease (increase) in inventory to be converted into equipment for short-term rental	5,426,000	861,000	(7,047,000)	(5,925,000)	8,531,000	8,462,000
Dispositions of property, plant and equipment	732,000	1,673,000	1,186,000	1,464,000	2,100,000	4,976,000
Business acquired in purchase transaction, net of cash acquired	0			0	0	(173,000)
Dispositions of assets subject to leveraged lease, net	7,435,000			0	0	0
Increase in identifiable intangible assets and other non-current assets	(1,217,000)	(5,380,000)	(19,093,000)	(19,640,000)	(18,680,000)	(62,894,000)
Cash used to acquire equity	(5,185,359,000)			0	0	0
Net cash used by investing activities	(5,208,991,000)	(74,890,000)	(113,983,000)	(122,657,000)	(93,932,000)	(152,918,000)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398,000	239,000	0	0	0	0
Repurchase of equity from limited partners		1,970,000	0
Distribution to limited partners	(543,000)			0	0	0
Proceeds from revolving credit facility	0			0	0	105,000,000
Repayments of long-term debt and capital lease obligations	(1,534,130,000)	(17,483,000)	(20,734,000)	(20,774,000)	(222,727,000)	(334,000,000)
Proceeds (payments) on intercompany loans	0	0		0	0	0
Proceeds from exercise of stock options and employee stock purchases		0	46,713,000	42,973,000	12,221,000	1,850,000
Settlement of convertible note warrants	(280,220,000)			0	0	0
Settlement of convertible debt hedges	314,856,000			0	0	0
Proceeds from exercise of stock options	0			42,973,000	12,221,000	1,850,000
Proceeds from the purchase of stock in ESPP and other	0			8,059,000	6,540,000	5,938,000
Excess tax benefit from equity-based payment arrangements	0	0	2,393,000	2,439,000	1,505,000	1,214,000
Purchase of immature shares for minimum tax withholdings	0	0	(3,797,000)	(3,855,000)	(1,741,000)	(1,419,000)
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes					0	0
Payment of debt issuance costs	0	(578,000)	(827,000)	(14,676,000)	0	0
Purchase of interest rate caps					0	0
First quarter 2011 refinancing of senior credit facility:
Repayments on senior credit facility - due 2013	0			(123,346,000)	0	0
Proceeds from senior credit facility - due 2016	0			146,012,000	0	0
Net cash provided (used) by financing activities	4,792,031,000	(19,792,000)	31,738,000	28,953,000	(204,202,000)	(221,417,000)
Effect of exchange rate changes on cash and cash equivalents	(1,925,000)	308,000	(725,000)	1,018,000	(1,141,000)	2,204,000
Net increase (decrease) in cash and cash equivalents	(496,459,000)	91,501,000	340,190,000	395,282,000	53,446,000	15,390,000
Cash and cash equivalents, beginning of period	711,885,000	215,426,000	316,603,000	316,603,000	263,157,000	247,767,000
Cash and cash equivalents, end of period	215,426,000	306,927,000	656,793,000	711,885,000	316,603,000	263,157,000
Cash paid for:
Interest, including cash paid under interest rate swap agreements		256,962,000	23,752,000
Income taxes, net of refunds	3,700,000	15,042,000	86,265,000	80,300,000	184,300,000	91,600,000
Non-cash investing activities:
Assets acquired under capital lease		2,442,000	0
Acquisition of intangible assets in exchange for settlement of trade receivables		$ 1,490,000	$ 0

Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income [Member]	Successor [Member]	Successor [Member] General Partner's Capital [Member]	Successor [Member] Limited Partners' Capital [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Accumulated Other Comprehensive Income [Member]	Successor [Member] Accumulated Other Comprehensive Income [Member]
Predecessor equity, beginning balance at Dec. 31, 2008	$ 903,370		$ 71	$ 765,645	$ 128,648	$ 9,006
Common stock, shares outstanding, beginning balance at Dec. 31, 2008			70,524,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	228,702				228,702
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	3,822					3,822
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(4,133)					(4,133)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	7,244					7,244
Exercise of stock options and other, shares			169,000
Exercise of stock options and other, amount	1,441			1,441
Shares purchased under ESPP, shares			281,000
Shares issued under ESPP, amount	5,938			5,938
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, shares			282,000
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, amount	(1,419)			(1,419)
Equity-based compensation expense	32,506			32,506
Predecessor equity, ending balance at Dec. 31, 2009	1,177,471		71	804,111	357,350	15,939
Common stock, shares outstanding, ending balance at Dec. 31, 2009			71,256,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	52,713
Successor equity, ending balance at Mar. 31, 2010
Predecessor equity, beginning balance at Dec. 31, 2009	1,177,471		71	804,111	357,350	15,939
Common stock, shares outstanding, beginning balance at Dec. 31, 2009			71,256,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	256,084				256,084
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(2,923)					(2,923)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(1,780)					(1,780)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	6,185					6,185
Exercise of stock options and other, shares			433,000
Exercise of stock options and other, amount	10,462		1	10,461
Shares purchased under ESPP, shares			218,000
Shares issued under ESPP, amount	6,540			6,540
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, shares			89,000
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, amount	(1,741)			(1,741)
Equity-based compensation expense	32,781			32,781
Predecessor equity, ending balance at Dec. 31, 2010	1,483,079		72	852,152	613,434	17,421
Common stock, shares outstanding, ending balance at Dec. 31, 2010	71,995,502		71,996,000
Successor equity, beginning balance at Sep. 30, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	73,993
Predecessor equity, ending balance at Dec. 31, 2010	1,483,079
Common stock, shares outstanding, ending balance at Dec. 31, 2010	71,995,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	68,418
Successor equity, ending balance at Mar. 31, 2011
Predecessor equity, beginning balance at Dec. 31, 2010	1,483,079
Common stock, shares outstanding, beginning balance at Dec. 31, 2010	71,995,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	240,569
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(6,502)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(1,512)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	1,509
Successor equity, ending balance at Sep. 30, 2011
Predecessor equity, beginning balance at Dec. 31, 2010	1,483,079		72	852,152	613,434	17,421
Common stock, shares outstanding, beginning balance at Dec. 31, 2010	71,995,502		71,996,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	190,938				190,938
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	1,836					1,836
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(1,627)					(1,627)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	2,717					2,717
Exercise of stock options and other, shares			1,053,000
Exercise of stock options and other, amount	43,358		1	43,357
Shares purchased under ESPP, shares			203,000
Shares issued under ESPP, amount	8,058			8,058
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, shares			85,000
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, amount	(3,855)			(3,855)
Equity-based compensation expense	81,354			81,354
Deferred taxes on stock options	31,252			31,252
Elimination of pre-merger equity, shares			(73,167,000)
Elimination of pre-merger equity, value	(1,837,110)	(1,012,318)	(73)		(804,372)	(20,347)
Assumption of convertible note hedges										(314,857)
Assumption of convertible note warrants										280,220
Successor equity, ending balance at Nov. 03, 2011								0
Predecessor equity, ending balance at Nov. 03, 2011	1,837,110		73	1,012,318	804,372	20,347
Common stock, shares outstanding, ending balance at Nov. 03, 2011			73,167,000
Successor equity, beginning balance at Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(49,631)
Elimination of pre-merger equity, value	(1,837,110)	(1,012,318)
Assumption of convertible note hedges										(314,857)
Assumption of convertible note warrants										280,220
Successor equity, ending balance at Nov. 03, 2011								0
Predecessor equity, ending balance at Nov. 03, 2011	1,837,110
Successor equity, beginning balance at Nov. 01, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of pre-merger equity, value		(1,012,318)
Capital contributions from limited partners							1,714,398		1,714,398
Assumption of convertible note hedges							(314,857)			(314,857)
Assumption of convertible note warrants							280,220			280,220
Successor equity, ending balance at Nov. 03, 2011							1,679,761	0	1,714,398	(34,637)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)							(114,869)		(114,869)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							(5,841)				(5,841)	(5,841)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Increase (Decrease) in Partners' Capital [Roll Forward]
Distribution to limited partners							(543)		(543)
Equity-based compensation expense							299		299
Settlement of convertible note hedges							314,857			314,857
Settlement of convertible note warrants							(280,220)			(280,220)
Successor equity, ending balance at Dec. 31, 2011							1,593,444	0	1,599,285		(5,841)
Predecessor equity, ending balance at Dec. 31, 2011							1,593,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)							(181,124)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							(1,587)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Predecessor equity, ending balance at Sep. 30, 2012							1,410,138
Successor equity, beginning balance at Jun. 30, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)							(35,812)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							1,597
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Predecessor equity, ending balance at Sep. 30, 2012							$ 1,410,138

Consolidated Statements of Equity (Parenthetical) (Accumulated Other Comprehensive Income [Member], USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Foreign currency translation adjustment, taxes	$ 278	$ (68)	$ (118)	$ (148)
Net derivative loss, tax benefits	0	(876)	(958)	(2,226)
Amount of loss reclassified from accumulated OCI into income, tax benefits	$ 0	$ 1,463	$ 3,330	$ 3,901

Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination
Business Combination

On November 4, 2011, KCI completed the Merger with Merger Sub, a direct subsidiary of Holdings and an indirect subsidiary of Centaur, pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011, by and among Holdings, Merger Sub and KCI.

The Merger has been accounted for as a business combination using the acquisition method. The allocation of the total purchase price to KCI’s and LifeCell’s tangible and identifiable intangible assets was finalized during the third quarter of 2012 and was based on their estimated fair values as of the acquisition date. The excess of the purchase price over the identifiable intangible and net tangible assets, in the amount of $3.5 billion, was allocated to goodwill, which is not deductible for tax purposes.

The following table represents the allocation of the purchase price (dollars in thousands):

	December 31, 2011	Adjustment	September 30, 2012

Goodwill	$3,497,532	$(25,625)	$3,471,907
Identifiable intangible assets	2,890,570	—	2,890,570
Tangible assets acquired and liabilities assumed:
Accounts receivable	403,677	—	403,677
Inventories	195,779	(1,151)	194,628
Other current assets	43,919	—	43,919
Property, plant and equipment	554,065	42,920	596,985
Other non-current assets	15,177	—	15,177
Current liabilities	(328,000)	—	(328,000)
Long-term debt and other non-current liabilities	(1,502,318)	—	(1,502,318)
Noncurrent tax liabilities	(38,252)	—	(38,252)
Net deferred tax liability	(1,258,675)	(16,144)	(1,274,819)
Total purchase price	$4,473,474	$—	$4,473,474

Purchase accounting rules require that as certain pre-merger issues are identified, modified or resolved, resulting increases or decreases to the preliminary value of assets and liabilities are offset by a change in goodwill. Modifications to goodwill reflected in the “Adjustments” column above were primarily the result of revisions to the valuation of inventories and certain rental medical equipment, net of the related tax effects.

The net deferred tax liability relates primarily to the tax impact of future amortization associated with the intangible assets acquired, which are not deductible for tax purposes.  In addition, as a result of the Merger, the company's permanent reinvestment assertion was changed as the Company intends to repatriate its accumulated foreign earnings through the date of the Merger and on a going-forward basis.  Therefore, a deferred tax liability of $167.5 million was recorded related to the amount of unrepatriated foreign earnings through the date of the Merger, net of anticipated foreign tax credits that will result when the earnings are remitted to the U.S.

We estimated the fair value of acquired identifiable intangible assets using the income approach. Most acquired identifiable intangible assets will be amortized on a straight-line basis over their estimated useful lives, which we believe is the most appropriate amortization method. The acquired customer relationship intangible assets will be amortized on an accelerated basis over their expected useful lives of 15 to 20 years. The amortization of identifiable product-related intangible assets is included in “Acquired intangible asset amortization” expense and, as a result, is excluded from cost of sales and the determination of product margins.

Business Combination

On November 4, 2011, KCI completed the Merger with Merger Sub, a direct subsidiary of Holdings and an indirect subsidiary of Centaur, pursuant to the terms of the Merger Agreement, by and among Holdings, Merger Sub and KCI.

The acquisition of all the outstanding capital stock of KCI was completed for an aggregate purchase price of approximately $5.2 billion or $4.5 billion excluding our cash as of November 3, 2011. The purchase price consisted of $5.0 billion of cash paid to acquire the outstanding common stock of KCI, at a price of $68.50 per share, and $208.5 million of cash paid to settle outstanding stock options, restricted stock awards and restricted stock units.

The purchase price was arrived at through negotiations between KCI and the Sponsors and was based on a number of factors, including but not limited to the market price of KCI’s common stock, the ability to expand KCI’s reach into the global marketplace, and the prospects of the research and development capabilities of KCI.

The Merger has been accounted for as a business combination using the acquisition method. The preliminary allocation of the total purchase price to KCI’s and LifeCell’s tangible and identifiable intangible assets was based on their estimated fair values as of the acquisition date. The purchase price allocation is preliminary, pending the final determination of the fair value of certain assumed assets and liabilities. As these issues are identified, modified or resolved, resulting increases or decreases to the preliminary value of assets and liabilities are offset by a change to goodwill, which may be material. Adjustments to these estimates will be included in the final allocation of the purchase price. The excess of the purchase price over the identifiable intangible and net tangible assets, in the amount of $3.5 billion, was allocated to goodwill, which is not deductible for tax purposes.

The following tables represent the calculation of the total purchase price and the preliminary allocation of the purchase price (dollars in thousands):

December 31, 2011
Cash used to acquire equity	$5,185,359
Cash and cash equivalents	(711,885)
Total purchase price	$4,473,474

Goodwill	$3,497,532
Identifiable intangible assets	2,890,570
Tangible assets acquired and liabilities assumed:
Accounts receivable	403,677
Inventories	195,779
Other current assets	43,919
Property, plant and equipment	554,065
Other non-current assets	15,177
Current liabilities	(328,000)
Long-term debt and other non-current liabilities	(1,502,318)
Noncurrent tax liabilities	(38,252)
Net deferred tax liability	(1,258,675)
Total purchase price	$4,473,474

The net deferred tax liability relates primarily to the tax impact of future amortization associated with the intangible assets acquired, which are not deductible for tax purposes.  In addition, as a result of the Merger, the company's permanent reinvestment assertion was changed as the Company intends to repatriate its accumulated foreign earnings through the date of the Merger and on a going forward basis.  Therefore, a deferred tax liability of $167.5 million was recorded related to the amount of unrepatriated foreign earnings through the date of the Merger, net of anticipated foreign tax credits that will result when the earnings are remitted to the U.S.

We estimated the fair value of acquired identifiable intangible assets using the income approach. Acquired identifiable intangible assets will be amortized on a straight-line basis over their estimated useful lives, which we believe is the most appropriate amortization method. The amortization of identifiable product-related intangible assets is included in “Acquired intangible asset amortization” expense and, as a result, is excluded from cost of sales and the determination of product margins.

The following table reflects the unaudited pro forma condensed consolidated results of operations, as though the Merger had occurred as of the beginning of the periods being presented (dollars in thousands):

	Period from January 1 through November 3, 2011	Year Ended December 31, 2010
	(unaudited)	(unaudited)
Pro forma revenue	$1,503,412	$1,743,440
Pro forma net loss	$(60,822)	$(280,479)

Pro forma condensed consolidated results of operations for the period from January 1 through November 3, 2011 were adjusted to exclude nonrecurring charges of $49.2 million related to transaction costs and $55.0 million related to the acceleration of equity-based compensation expense. Pro forma condensed consolidated results of operations for the year ended December 31, 2010 were adjusted to include these nonrecurring charges. The pro forma condensed consolidated results of operations for the year ended December 31, 2010 were also adjusted to include nonrecurring charges of $96.4 million related to transaction costs incurred during the period from November 4 through December 31, 2011. Additionally, the pro forma condensed consolidated results of operations for the year ended December 31, 2010 were adjusted to include $33.9 million of additional nonrecurring cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of inventory.

The unaudited pro forma condensed consolidated results of operations presented above are for illustrative purposes only and are not necessarily indicative of what actually would have occurred had the acquisition been in effect for the periods presented, nor are they indicative of future operating results. Pro forma net loss per share information is not presented as such information is not meaningful. Had the Merger occurred at the beginning of the periods presented, no common stock or potential common stock would have been outstanding during those periods.

The following sets forth the sources and uses of funds in connection with the Merger (dollars in thousands):

Amount
Source of funds:
Borrowings under the senior secured credit facility	$2,300,000
Proceeds from the issuance of partners’ equity	1,714,398
Gross proceeds from the sale of the second lien senior secured notes	1,750,000
Gross proceeds from the sale of the senior unsecured notes	750,000
Cash on hand	546,915
Total	$7,061,313

Use of funds:
Purchase of KCI common stock and net settlement of options	$5,185,359
Repayment of debt under the previous senior credit facility	529,375
Settlement of convertible debt and related note hedge and warrants	969,189
Payment of debt issuance costs, discount and transaction costs (1)	377,390
Total	$7,061,313
_____________________
(1) Debt issuance costs have been deferred and will be amortized over the life of the debt instruments. Transaction costs are reported as a component of selling, general and administrative expenses in the consolidated statements of operations.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(a)   Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “the Codification”) for interim financial information. Accordingly, they do not include all of the information necessary for a fair presentation of results of operations, financial position and cash flows in conformity with GAAP. Operating results from interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. The condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our results for the interim periods presented.

On November 4, 2011, Kinetic Concepts, Inc. (“KCI”) completed its merger (the “Merger”) with Chiron Merger Sub, Inc. (“Merger Sub”), a direct subsidiary of Chiron Holdings, Inc. (“Holdings”) and an indirect subsidiary of Centaur Guernsey L.P. Inc. (“Centaur”), pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011 (the “Merger Agreement”), by and among Holdings, Merger Sub and KCI. As a result of the Merger, KCI is now a 100% owned subsidiary of Centaur. In connection with this transaction, LifeCell Corporation (“LifeCell”), formerly a 100% owned subsidiary of KCI, was promoted to be a sister corporation of KCI, such that each of KCI and LifeCell are now 100% owned subsidiaries of Centaur. Centaur is a non-operating holding company indirectly controlled by investment funds advised by Apax Partners (“Apax”) and controlled affiliates of Canada Pension Plan Investment Board (“CPPIB”) and the Public Sector Pension Investment Board (“PSP Investments” and with Apax and CPPIB, collectively, the “Sponsors”) and certain other co-investors. The condensed consolidated financial statements presented herein include the accounts of Centaur Guernsey L.P. Inc. for successor period and KCI predecessor period, together with its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Unless otherwise noted in this report, the terms “we,” “us,” “our,” “Company,” or the “Centaur Companies” refers to Centaur Guernsey L.P. Inc. and subsidiaries.

Our condensed consolidated statements of operations, statements of comprehensive income (loss) and statements of cash flows are presented for two periods: successor and predecessor. The Merger resulted in a new basis of accounting with the application of purchase accounting adjustments beginning on November 4, 2011 as the Merger occurred at the opening of business on November 4, 2011. The results of operations subsequent to the closing of the Merger reflect the impact of the new basis of accounting. The financial reporting periods presented herein for periods prior to November 4, 2011, represent our predecessor periods. The condensed consolidated financial statements for all predecessor periods were prepared using the historical basis of accounting for KCI. The financial reporting periods presented herein for periods subsequent to and including November 4, 2011, represent our successor periods. As a result of the Merger and the associated preliminary purchase accounting adjustments, the condensed consolidated financial statements of the successor period are not comparable to periods preceding the Merger.

On August 15, 2012, we announced that we had entered into an asset purchase agreement (the “Agreement”) with Getinge AB (“Getinge”). The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our Therapeutic Support Systems™ ("TSS") product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction.

As a result of our Agreement with Getinge, the assets and liabilities subject to the Agreement are presented separately in the condensed consolidated balance sheets as assets held for sale and liabilities related to assets held for sale, respectively. In accordance with the Codification, depreciation and amortization of the long-lived assets subject to the Agreement ceased as of August 15, 2012. Additionally, the results of the operations subject to the Agreement, excluding the allocation of general corporate overhead, are presented as discontinued operations in the condensed consolidated statements of operations for all periods presented.

The Centaur Companies have two reportable operating segments which correspond to our two continuing global business units: Active Healing Solutions ™ (“AHS”) and LifeCell. The Centaur Companies have three primary geographic regions for which we provide supplemental information: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

The condensed consolidated financial statements appearing in this quarterly report should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2011.

(b) Purchase Accounting

Business combinations are accounted for under the acquisition method. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.

The Merger has been accounted for as a business combination. The allocation of the total purchase price to KCI’s and LifeCell’s tangible and identifiable intangible assets was based on their estimated fair values as of the acquisition date.

(c)   Derivative Financial Instruments and Fair Value Measurements

We use derivative financial instruments to manage the economic impact of fluctuations in interest rates. We do not use financial instruments for speculative or trading purposes. Periodically, we enter into interest rate protection agreements to modify the interest characteristics of our outstanding debt. Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. Each interest rate swap was designated as a hedge of interest payments associated with specific principal balances and terms of our debt obligations. These agreements involved the exchange of amounts based on variable interest rates for amounts based on fixed interest rates, over the life of the agreement, without an exchange of the notional amount upon which the payments are based. The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt. These interest rate swaps were settled prior to the Merger. Subsequent to the Merger, our interest rate derivatives have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period and included in interest expense in our condensed consolidated statements of operations.

We also use derivative financial instruments to manage the economic impact of fluctuations in currency exchange rates on our intercompany balances and corresponding cash flows and to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. We enter into foreign currency exchange contracts to manage these economic risks. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. Gains and losses resulting from the foreign currency fluctuations impact on transactional exposures are included in foreign currency gain (loss) in our condensed consolidated statements of operations. Although we use master netting agreements with our derivative counterparties, we do not offset derivative asset and liability positions in the condensed consolidated balance sheet.

All derivative instruments are recorded on the balance sheet at fair value. The fair values of our interest rate derivatives and foreign currency exchange contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly-quoted markets, which represent level 2 inputs as defined by the Codification. Prior to the Merger, we estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income (loss), net of tax, until the hedged item was recognized into earnings (loss).

(d)   Concentration of Credit Risk

We have a concentration of credit risk with financial institutions related to our derivative instruments. As of September 30, 2012, Morgan Stanley, UBS and HSBC were the counterparties on our interest rate protection agreements consisting of interest rate swap and cap agreements in outstanding notional amounts totaling $1.043 billion each. We use master netting agreements with our derivative counterparties to reduce our risk and use multiple counterparties to reduce our concentration of credit risk.

We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

(e)   Income Taxes

Deferred income taxes are accounted for using the asset and liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statements and the tax bases of assets and liabilities, as measured by current enacted tax rates.  When appropriate, we evaluate the need for a valuation allowance to reduce our deferred tax assets.

A liability is recorded for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.  We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

We have established a valuation allowance to reduce deferred tax assets associated with foreign net operating losses, certain state net operating losses, and certain foreign deferred tax assets to an amount whose realization is more likely than not. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

(f)   Recently Adopted Accounting Standards

On January 1, 2012, we adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2011-07 “Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities.” The objective of this update is to provide financial statement users with greater transparency about a health care entity’s net patient service revenue and the related allowance for doubtful accounts. This update provides information to assist financial statement users in assessing an entity’s sources of net patient service revenue and related changes in its allowance for doubtful accounts. The amendments require health care entities that recognize significant amounts of patient service revenue at the time the services are rendered, to present the provision for bad debts related to patient service revenue as a deduction from revenue on their statement of operations. Upon adoption of this update, we reduced both revenue and selling, general and administrative expense by $772,000 and $2.8 million in the third quarter and for the nine months ended September 30, 2012, respectively, and $1.0 million and $3.0 million in the third quarter and for the nine months ended September 30, 2011, respectively.

(g)   Other Significant Accounting Policies

For further information on our significant accounting policies, see Note 1 of the notes to the consolidated financial statements for the fiscal year ended December 31, 2011.

Summary of Significant Accounting Policies

(a)   Basis of Presentation and Principles of Consolidation

On November 4, 2011, Kinetic Concepts, Inc. (“KCI”) completed its merger (the “Merger”) with Chiron Merger Sub, Inc. (“Merger Sub”), a direct subsidiary of Chiron Holdings, Inc. (“Holdings”) and an indirect subsidiary of Centaur Guernsey L.P. Inc. (“Centaur”), pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011 (the “Merger Agreement”), by and among Holdings, Merger Sub and KCI. As a result of the Merger, KCI, which is now comprised primarily of our Active Healing Solutions ™ (“AHS”) business unit, is a 100% owned subsidiary of Centaur. In connection with this transaction, LifeCell Corporation (“LifeCell”), formerly a 100% owned subsidiary of KCI, was promoted to be a sister corporation of KCI, such that each of KCI and LifeCell are now 100% owned subsidiaries of Centaur. Centaur is a non-operating holding company indirectly controlled by investment funds advised by Apax Partners (“Apax”) and controlled affiliates of Canada Pension Plan Investment Board (“CPPIB) and the Public Sector Pension Investment Board (“PSP Investments” and with Apax and CPPIB, collectively, the “Sponsors”) and certain other co-investors. The consolidated financial statements presented herein include the accounts of Centaur Guernsey L.P. Inc., together with its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Unless otherwise noted in this report, the terms “we,” “us,” “our,” “Company,” or the “Centaur Companies” refers to Centaur Guernsey L.P. Inc. and subsidiaries. The accompanying audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “the Codification”).

Our consolidated statements of operations and statements of cash flows are presented for two periods: successor and predecessor. The Merger resulted in a new basis of accounting with the application of preliminary purchase accounting adjustments beginning on November 4, 2011 as the Merger occurred at the opening of business on November 4, 2011. The results of operations subsequent to the closing of the Merger reflect the impact of the new basis of accounting. The financial reporting periods presented herein are as follows:

•	The period from November 4 through December 31, 2011 reflects our successor period.

•
The period from January 1 through November 3, 2011 and the years ended December 31, 2009 and 2010 reflects our predecessor periods. The consolidated financial statements for all predecessor periods were prepared using the historical basis of accounting for KCI. As a result of the Merger and the associated preliminary purchase accounting adjustments, the consolidated financial statements of the successor period are not comparable to periods preceding the Merger.

Net earnings (loss) per share information is not presented as such information is not meaningful. During the successor period ended December 31, 2011, Chiron Guernsey Holdings L.P. Inc. owns over 99% of the limited partnership interests of Centaur, while Centaur’s Managing Limited Partner owns less than 1% of the limited partnership interests.  Chiron Guernsey GP Co. Limited owns all of the general partnership interests in Centaur and has no economic interest in Centaur. We do not have any publicly traded common stock or potential common stock.

On August 15, 2012, we announced that we had entered into an asset purchase agreement (the “Agreement”) with Getinge AB (“Getinge”). The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our Therapeutic Support Systems™ ("TSS") product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. As a result of our Agreement with Getinge and in accordance with the Codification, depreciation and amortization of the long-lived assets subject to the Agreement ceased as of August 15, 2012. Additionally, the results of the operations subject to the Agreement, excluding the allocation of general corporate overhead, are presented as discontinued operations in the consolidated statements of operations for all periods presented.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. The Centaur Companies have three primary geographic regions for which we provide supplemental information: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

(b)   Nature of Operations and Customer Concentration

We are a leading global medical technology company devoted to the discovery, development, manufacture and marketing of innovative, high-technology therapies and products that have been designed to leverage the body’s innate ability to heal, thus improving clinical outcomes while helping to reduce the overall cost of patient care. We have an infrastructure designed to meet the specific needs of medical professionals and patients across all healthcare settings, including acute care hospitals, extended care organizations and patients’ homes, both in the United States and abroad. We design, manufacture, market and service a wide range of proprietary products that can improve clinical outcomes and can help reduce the overall cost of patient care. Our AHS systems incorporate our proprietary V.A.C. Therapy technology, which is clinically-proven to promote wound healing through unique mechanisms of action, and to speed recovery times while reducing the overall cost of treating patients with complex wounds. Our LifeCell products include tissue-based products for use in reconstructive, orthopedic and urogynecologic surgical procedures to repair soft tissue defects. In addition, LifeCell distributes SPY Elite, a real-time operating room based tissue perfusion system. We have an infrastructure designed to meet the specific needs of medical professionals and patients across all healthcare settings, including acute care hospitals, extended care organizations and patients’ homes, both in the United States and abroad.

We have direct operations in the United States, Canada, Western Europe, Australia, New Zealand, Japan, Singapore, Hong Kong and South Africa, and we conduct additional business through distributors in Latin America, the Middle East, Eastern Europe and Asia. We manage our business in two reportable operating segments which correspond to our two global business units: AHS and LifeCell. Our two global operating segments also represent our reporting units as defined by the Codification. We have operations in three primary geographic regions: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

Operations for our Americas geographic region accounted for approximately 80.7%, 79.9%, 80.4% and 80.0% of our total revenue for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively. In the U.S. acute and extended care settings, which accounted for approximately 44.2% and 42.1% of our Americas revenue for the period of November 4, 2011 through December 31, 2011 (Successor) and the period of January 1, 2011 through November 3, 2011 (Predecessor) respectively, we bill our customers directly for the rental and sale of our products. Also in the U.S. acute and extended care settings, we contract with both proprietary hospital groups and voluntary group purchasing organizations (“GPOs”). Proprietary hospital groups own all of the hospitals which they represent and, as a result, can ensure compliance with an executed national agreement. Voluntary GPOs negotiate contracts on behalf of member hospital organizations, but cannot ensure that their members will comply with the terms of an executed national agreement. During the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we recorded approximately $15.8 million, $86.2 million, $111.9 million and $121.3 million, respectively, in AHS revenues under contracts with Novation, LLC, our largest single GPO relationship.

In the U.S. home care setting, where our revenue comes predominantly from our NPWT products, we provide products and services to patients in the home and bill third-party payers directly, such as Medicare and private insurance. During the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we recorded revenue related to Medicare claims of approximately $28.9 million, $140.1 million, $161.9 million and $153.6 million, respectively.

LifeCell develops, processes and markets biological soft tissue repair products made from human or animal tissue. These products are used by surgeons to restore structure, function and physiology in a variety of reconstructive, orthopedic and urogynecologic surgical procedures. LifeCell revenue is generated primarily in the United States in the acute care setting on a direct billing basis. We market our regenerative and reconstructive acellular tissue matrix products for plastic reconstructive, general surgical and burn applications primarily to hospitals for use by general and plastic surgeons. Our primary tissue matrix products, AlloDerm and Strattice, are marketed through our direct sales and marketing organization. Our LifeCell sales representatives are responsible for interacting with plastic surgeons, general surgeons, head and neck surgeons, and trauma/acute care surgeons to educate them on the use and potential benefits of our tissue matrix products. We also participate in numerous national fellowship programs, national and international conferences and trade shows, and sponsor medical education symposiums. Our tissue matrix products for orthopedic and urogynecologic procedures are marketed through independent sales agents and distributors. These products include AlloCraft DBM, for bone grafting procedures; Repliform TRM, for urogynecologic surgical procedures; and GraftJacket and Conexa, for rotator cuff and other orthopedic procedures. In addition, LifeCell distributes the SPY Elite system, which enables intra-operative assessment of tissue perfusion.

In the EMEA and APAC geographic regions, most of our AHS revenue is generated in the acute care setting on a direct billing basis.

(c)   Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)   Revenue Recognition

We recognize revenue in accordance with the “Revenue Recognition” Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification when each of the following four criteria are met:

1)	a contract or sales arrangement exists;

2)	products have been shipped, title has transferred or services have been rendered;

3)	the price of the products or services is fixed or determinable; and

4)	collectibility is reasonably assured.

We recognize rental revenue based on the number of days a product is used by the patient or organization, at the contracted rental rate for contracted customers and generally, retail price for non-contracted customers.  Sales revenue is recognized when products are shipped and title has transferred.  We establish realization reserves against revenue to provide for adjustments including capitation agreements, credit memos, volume discounts, pricing adjustments, utilization adjustments, product returns, cancellations, estimated uncollectible amounts and payer adjustments based on historical experience. In addition, revenue is recognized net of administrative fees paid to GPOs.

(e)   Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of ninety days or less to be cash equivalents. We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand. At December 31, 2011, cash and cash equivalents included $5.6 million of deposits related to our former chief executive officer’s deferred compensation account.

(f)   Accounts Receivable

Americas trade accounts receivable consist of amounts due directly from acute and extended care organizations, third-party payers (“TPP”), both governmental and non-governmental, and patient pay accounts.  Included within the TPP accounts receivable balances are amounts that have been or will be billed to patients once the primary payer portion of the claim has been settled by the TPP.  EMEA and APAC trade accounts receivable consist of amounts due primarily from acute care organizations.

Significant concentrations of accounts receivable include:

	2011	2010
Acute and extended care organizations	60%	56%
Managed care, insurance and other	28%	32%
Medicare/Medicaid	10%	10%
Other	2%	2%

The domestic TPP reimbursement process requires extensive documentation, which has had the effect of slowing both the billing and cash collection cycles relative to the rest of the business, and therefore, could increase total accounts receivable.  Because of the extensive documentation required and the requirement to settle a claim with the primary payer prior to billing the secondary and/or patient portion of the claim, the collection period for a claim in our home care business may, in some cases, extend beyond one year prior to full settlement of the claim.

We utilize a combination of factors in evaluating the collectibility of our accounts receivable. For unbilled receivables, we establish reserves to allow for expected denied or uncollectible items.  In addition, items that remain unbilled for more than a specified period of time, or beyond an established billing window, are reserved against revenue.  For billed receivables, we generally establish reserves using a combination of factors including historic adjustment rates for credit memos and cancelled transactions, historical collection experience, and the length of time receivables have been outstanding.  The reserve rates vary by payer group.  In addition, we record specific reserves for bad debt when we become aware of a customer's inability or refusal to satisfy its debt obligations, such as in the event of a bankruptcy filing.

(g)   Inventories

AHS inventories

Prior to the completion of the Merger on November 4, 2011, inventories were stated at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. On November 4, 2011, inventories were recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to inventory recorded at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. Costs include material, labor and manufacturing overhead costs. Inventory expected to be converted into equipment for short-term rental is reclassified to property, plant and equipment. We review our inventory balances monthly for excess sale products or obsolete inventory levels. Inventory quantities of sale-only products in excess of anticipated demand are considered excess and are reserved at 100%. For rental products, we review both product usage and product life cycle to classify inventory as active, discontinued or obsolete. Obsolescence reserve balances are established on an increasing basis from 0% for active, high-demand products to 100% for obsolete products. The reserve is reviewed and, if necessary, adjustments are made on a monthly basis. We rely on historical information and production planning forecasts to support our reserve and utilize management's business judgment for "high risk" items, such as products that have a fixed shelf life. Once the value of inventory is reduced, we do not adjust the reserve balance until the inventory is sold or otherwise disposed.

LifeCell inventories

Prior to the completion of the Merger on November 4, 2011, inventories were stated at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. On November 4, 2011, inventories were recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to inventory recorded at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. Inventories on hand include the cost of materials, freight, direct labor and manufacturing overhead. We record a provision for excess and obsolete inventory based primarily on inventory quantities on hand, the historical product sales and estimated forecast of future product demand and production requirements. In addition, we record a provision for tissue that will not meet tissue standards based on historic rejection rates.

(h)   Vendor Rebates

We may receive consideration from vendors in the normal course of business in the form of rebates of purchase price paid. Our policy for accounting for these funds is in accordance with the “Revenue Recognition” Topic of the FASB Accounting Standards Codification. Funds are recognized as a reduction of cost of sales and inventory if the funds are a reduction of the price for the vendor’s products.

(i)   Long-Lived Assets

Prior to the completion of the Merger on November 4, 2011, property, plant and equipment was stated at cost. On November 4, 2011, property, plant and equipment was recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to property, plant and equipment recorded at cost. Betterments, which extend the useful life of the equipment, are capitalized. Debt issuance costs represent fees and other direct costs incurred in connection with our borrowings. These amounts are capitalized and amortized using the effective interest method over the contractual term of the borrowing. Other assets consisted principally of other investments at December 31, 2011 and consisted of other investments and investment in assets subject to leveraged leases at December 31, 2010.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives (20 to 30 years for buildings and between three and seven years for most of our other property and equipment) of the assets. Amortization for leasehold improvements is taken over the shorter of the estimated useful life of the asset or over the remaining lease term. Depreciation expense for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $34.7 million, $55.2 million, $74.1 million and $74.3 million, respectively.

(j) Purchase Accounting

Business combinations are accounted for under the acquisition method. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.

The Merger has been accounted for as a business combination. The preliminary allocation of the total purchase price to KCI’s and LifeCell’s tangible and identifiable intangible assets was based on their estimated fair values as of the acquisition date. The purchase price allocation is preliminary, pending the final determination of the fair value of certain assumed assets and liabilities. As these issues are identified, modified or resolved, resulting increases or decreases to the preliminary value of assets and liabilities are offset by a change to goodwill, which may be material. Adjustments to these estimates will be included in the final allocation of the purchase price.

(k)   Goodwill and Other Intangible Assets

Goodwill represents the excess purchase price over the fair value of net assets acquired. Goodwill is tested at least annually by reporting unit for impairment, or more frequently when events or changes in circumstances indicate that the asset might be impaired. Examples of such events or circumstances include, but are not limited to, a significant adverse change in legal or business climate, an adverse regulatory action or unanticipated competition.

Impairment is tested by comparing the carrying value of the reporting unit to the reporting unit’s fair value. The carrying value of each reporting unit is determined by taking the reported net assets of the consolidated entity, identifying reporting unit specific assets (including goodwill) and liabilities and allocating shared operational and administrative assets and liabilities to the appropriate reporting unit, which is the same as the segment to which they are assigned. The fair value of each reporting unit is primarily determined using discounted cash flow models using certain assumptions about expected future operating performance and appropriate discount rates determined by our management. When it is determined that the carrying value of goodwill may not be recoverable based upon the existence of one or more of the above indicators of impairment, the measurement of any impairment is determined and the carrying value is reduced as appropriate.

Identifiable intangible assets include developed technology, in process research and development, customer relationships, tradenames and patents. As a result of the Merger, the identifiable intangible assets are presented on a new basis of accounting with the application of preliminary purchase accounting adjustments. We amortize our identifiable definitive lived intangible assets over 2 to 20 years, depending on the estimated economic or contractual life of the individual asset. For indefinite lived intangible assets, impairment is tested by comparing the carrying value of the asset to the fair value of the reporting unit. When it is determined that the carrying value of identifiable intangible assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, the measurement of any impairment is determined and the carrying value is reduced as appropriate.

There have been no impairments of goodwill or identifiable intangible assets during 2011, 2010 or 2009.

(l)   Income Taxes

Deferred income taxes are accounted for using the asset and liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statements and the tax bases of assets and liabilities, as measured by current enacted tax rates.  When appropriate, we evaluate the need for a valuation allowance to reduce our deferred tax assets.

A liability is recorded for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.  We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

We have established a valuation allowance to reduce deferred tax assets associated with foreign net operating losses, certain state net operating losses, and certain foreign deferred tax assets to an amount whose realization is more likely than not. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

(m)   Royalties

We pay royalties for the right to market many of our medical devices. Royalties are generally based on applicable revenue or the number of units sold and are recognized in the period that the related revenue is earned. Royalties related to rental revenue are included in rental expense. Royalties on sales revenue are included in cost of sales.

(n)   Self-Insurance

We self-insure certain employee benefit and casualty insurance risks. Our group medical plan for U.S. employees is a qualified self-insured plan subject to specific stop loss insurance coverage. Our short-term disability plan for U.S. based employees is self-insured. The Texas Employee Injury Benefit Plan is self-insured subject to a $750,000 per occurrence retention. Our casualty insurance program has a $750,000 deductible for workers’ compensation, auto liability, and general liability. Our products liability program has a $500,000 self-insurance retention. Our group life and accidental death and dismemberment plan and our long-term disability plan are all fully insured. We fully accrue our retained loss liabilities, including claims incurred but not reported. Based on historical trends, we believe our accruals for retained losses are adequate to cover future losses.

(o)   Derivative Financial Instruments and Fair Value Measurements

We use derivative financial instruments to manage the economic impact of fluctuations in interest rates. We do not use financial instruments for speculative or trading purposes. Periodically, we enter into interest rate protection agreements to modify the interest characteristics of our outstanding debt. Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. Each interest rate swap was designated as a hedge of interest payments associated with specific principal balances and terms of our debt obligations. These agreements involved the exchange of amounts based on variable interest rates for amounts based on fixed interest rates, over the life of the agreement, without an exchange of the notional amount upon which the payments are based. The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt. These interest rate swaps were settled prior to the Merger. Subsequent to the Merger, our interest rate derivatives have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period.

We also use derivative financial instruments to manage the economic impact of fluctuations in currency exchange rates on our intercompany balances and corresponding cash flows and to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. We enter into foreign currency exchange contracts to manage these economic risks. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. Gains and losses resulting from the foreign currency fluctuations impact on transactional exposures are included in foreign currency gain (loss) in our consolidated statements of operations. Although we use master netting agreements with our derivative counterparties, we do not offset derivative asset and liability positions in the consolidated balance sheet.

As required, all derivative instruments are recorded on the balance sheet at fair value. The fair values of our interest rate derivatives and foreign currency exchange contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly-quoted markets, which represent level 2 inputs as defined by the Codification. Prior to the Merger, we estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income (loss), net of tax, until the hedged item was recognized into earnings (loss).

(p)   Foreign Currency Translation and Transaction Gains and Losses

The functional currency for the majority of our foreign operations is the applicable local currency. The translation of the applicable foreign currencies into U.S. dollars is performed for balance sheet accounts using the exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. Gains and losses resulting from the foreign currency translations are included in accumulated other comprehensive income. Transaction gains and losses, such as those resulting from the settlement of nonfunctional currency receivables or payables, including intercompany balances, are included in foreign currency gain (loss) in our consolidated statements of operations. Additionally, payable and receivable balances and long-term debt denominated in nonfunctional currencies are marked-to-market at month-end, and the gain or loss is recognized in our consolidated statements of operations.

(q)   Concentration of Credit Risk

We have a concentration of credit risk with financial institutions related to our derivative instruments. As of December 31, 2011, Morgan Stanley, UBS and HSBC were the counterparties on our interest rate protection agreements consisting of interest rate swap and cap agreements in notional amounts totaling $1.048 billion each. We use master netting agreements with our derivative counterparties to reduce our risk and use multiple counterparties to reduce our concentration of credit risk.

We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

(r)   Equity-based Compensation

We account for equity-based payments to employees in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”), which requires that equity-based payments (to the extent they are compensatory) be recognized in our consolidated statements of operations based on their fair values.

As required by ASC 718, we recognize equity-based compensation expense for equity-based payment awards that are expected to vest, including stock options, restricted stock awards and restricted stock units based on estimated fair values on the date of grant. For awards classified as liability awards, the fair value of these awards is reviewed on a regular basis and the expense associated with these awards is adjusted accordingly as the fair value changes. In determining whether an award is expected to vest, we use an estimated, forward-looking forfeiture rate based upon our historical forfeiture rates. To the extent our actual forfeitures are different than our estimates, we record a true-up for the differences in the period that the awards vest, and such true-ups could materially affect our operating results. We also consider whether there have been any significant changes in facts and circumstances that would affect our expected forfeiture rate.

We are also required to determine the fair value of equity-based awards at the grant date. Prior to the Merger, for option awards that are subject to service conditions and/or performance conditions, we estimated the fair values of employee stock awards using a Black-Scholes-Merton valuation model. Subsequent to the Merger, we estimate the fair values of employee incentive equity awards using a Black-Scholes-Merton valuation model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Profits Interest Units and Appreciation Rights. These determinations require judgment, including estimating expected volatility. If actual results differ significantly from these estimates, equity-based compensation expense and our results of operations could be impacted.

(s)   Collaborative Arrangements

In September 2010, LifeCell entered into an exclusive sales and marketing agreement with Novadaq® Technologies, Inc. (“Novadaq”) for the distribution of Novadaq's SPY® Intraoperative Perfusion Assessment System in Americas surgical markets. LifeCell will provide market development and commercialization activities, including professional education, clinical support, reimbursement and sales distribution. Novadaq will continue to be responsible for manufacturing, field service and research and development. We recognize revenue for transactions under this agreement in accordance with the “Collaborative Arrangements” topic of the Codification. Transactions under this agreement were $0.3 million and $1.2 million, respectively, for the period of November 4, 2011 through December 31, 2011 (Successor) and the period of January 1, 2011 through November 3, 2011 (Predecessor). Transactions under this agreement were not material for the year ended December 31, 2010.

(t)   Research and Development

The focus of our research and development program has been to invest in clinical studies and the development of new advanced wound healing systems, products and dressings. This includes the development of new and synergistic technologies across the continuum of wound care including tissue regeneration, preservation and repair, new applications of negative pressure technology, and the leveraging of our core understanding of biological tissues in order to develop biosurgery products in our LifeCell business. The types of costs classified as research and development expense include salaries of technical staff, consultant costs, facilities and utilities costs related to offices occupied by technical staff, depreciation on equipment and facilities used by technical staff, supplies and materials for research and development and outside services such as prototype development and testing and third-party research and development costs. Expenditures for research and development, including expenses related to clinical studies, are expensed as incurred.

(u)   Shipping and Handling

We include shipping and handling costs in rental expense and cost of sales, as appropriate. Shipping and handling costs on sales products recovered from customers of $0.9 million, $4.0 million, $4.1 million and $4.3 million for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively, are included in sales revenue for these periods.

(v)   Taxes Collected from Customers and Remitted to Governmental Units

Taxes assessed by a government authority that are directly imposed on a revenue producing transaction between us and our customers, including but not limited to sales taxes, use taxes and value added taxes, are accounted for on a net (excluded from revenues and costs) basis.

(w)   Advertising Expenses

Advertising costs are expensed as incurred. Advertising expenses were $2.3 million, $9.8 million, $12.9 million and $13.3 million for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

(x)   Seasonality

Historically, we have experienced a seasonal slowing of AHS unit growth beginning in the fourth quarter and continuing into the first quarter, which we believe has been caused by year-end clinical treatment patterns, such as the postponement of elective surgeries and increased discharges of individuals from the acute care setting around the winter holidays. LifeCell has also historically experienced a similar seasonal slowing of sales in the third quarter of each year.

(y)   Legal Proceedings and Other Loss Contingencies

We are subject to various legal proceedings, many involving routine litigation incidental to our business. The outcome of any legal proceeding is not within our complete control, is often difficult to predict and is resolved over very long periods of time. Estimating probable losses associated with any legal proceedings or other loss contingencies is very complex and requires the analysis of many factors including assumptions about potential actions by third parties. Loss contingencies are disclosed when there is at least a reasonable possibility that a loss has been incurred and are recorded as liabilities in the consolidated financial statements when it is both (1) probable or known that a liability has been incurred and (2) the amount of the loss is reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. If a loss contingency is not probable or cannot be reasonably estimated, a liability is not recorded in the consolidated financial statements.

(z)   Concentrations in Available Sources of Materials

For both of our business units, we obtain some of our finished products and components from a limited group of suppliers, and we purchase certain supplies from single sources for reasons of quality assurance, cost-effectiveness, availability, or constraints resulting from regulatory requirements.

Our manufacturing processes for AHS products involve producing final assemblies in accordance with a master production plan. Assembly of our products is accomplished using metal parts, plastics, electronics and other materials and component parts that are primarily purchased from outside suppliers. Component parts and materials are obtained from industrial distributors, original equipment manufacturers and contract manufacturers. The majority of parts and materials are readily available in the open market (steel, aluminum, plastics, fabric, etc.) for which price volatility is reasonably low. Our manufacturing processes and quality systems are intended to comply with appropriate FDA and International Organization for Standardization (“ISO”) requirements.

Our Ireland plant manufactures certain disposable supplies, on a high-volume automation line, which have historically been supplied by Avail Medical Products, Inc., a subsidiary of Flextronics International Ltd. We plan to continue leveraging our existing infrastructure and manufacturing capabilities within our Athlone plant and expand internal production in the future. Under our agreement, we have title to the raw materials used to manufacture our disposable supplies and retain title of all disposables inventory throughout the manufacturing process. The terms of this agreement provide that key indicators be provided to us that would alert us to any inability of Avail to perform under the agreement.

Our LifeCell business is dependent on the availability of sufficient quantities of raw materials, including donated human cadaveric tissue, porcine tissue and other materials required for tissue processing.  We currently receive human tissue from multiple U.S. tissue banks and organ procurement organizations.

Our xenograft tissue matrix products are made from porcine skin tissue. We have two qualified porcine tissue suppliers. Our primary porcine tissue source is supplied by three separate breeding herd farms that are isolated for biosecurity.  We also have qualified second sources for all of our specialized solutions that are essential to the processing of our xenograft tissue matrix products.

While we work closely with suppliers to assure continuity of supply and maintain high quality and reliability, manufacturing disruptions experienced by our suppliers could jeopardize our supply of finished products and components. Additionally, a change in suppliers could require significant effort or investment in circumstances where the items supplied are integral to product performance or incorporate unique technology. Any casualty, natural disaster or other significant disruption of any of our sole-source suppliers’ operations, or any unexpected loss of any existing exclusive supply contract could have a material adverse effect on our business.

Supplemental Balance Sheet Data	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Data
Supplemental Balance Sheet Data

(a)   Accounts Receivable, net

Accounts receivable consist of the following (dollars in thousands):

	September 30, 2012	December 31, 2011
Gross trade accounts receivable:
Billed trade accounts receivable (1)	$411,090	$371,832
Unbilled receivables (1)	47,087	43,597
Less: Allowance for revenue adjustments (1)	(79,151)	(17,674)
Gross trade accounts receivable	379,026	397,755
Less: Allowance for bad debt	(4,848)	(3,477)
Net trade accounts receivable	374,178	394,278
Other receivables	7,444	7,680
	$381,622	$401,958
(1) The lower amounts for billed trade accounts receivable, unbilled receivables and allowance for revenue adjustments at December 31, 2011 are due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

(b)   Inventories, net

Inventories consist of the following (dollars in thousands):

	September 30, 2012	December 31, 2011
Finished goods and tissue available for distribution	$91,768	$99,028
Goods and tissue in-process	9,431	14,005
Raw materials, supplies, parts and unprocessed tissue	52,080	77,691
	153,279	190,724
Less: Amounts expected to be converted into equipment for short-term rental	(9,646)	(10,507)
Reserve for excess and obsolete inventory(2)	(20,016)	(1,974)
	$123,617	$178,243
(2) The lower reserve for excess and obsolete inventory at December 31, 2011 is due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

Supplemental Balance Sheet Data

(a)   Accounts Receivable, net

Accounts receivable consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Gross trade accounts receivable:
Billed trade accounts receivable (1)	$371,832	$444,814
Unbilled receivables (1)	43,597	54,068
Less: Allowance for revenue adjustments (1)	(17,674)	(87,035)
Gross trade accounts receivable (2)	397,755	411,847
Less: Allowance for bad debt (2)	(3,477)	(9,970)
Net trade accounts receivable	394,278	401,877
Other receivables	7,680	12,206
	$401,958	$414,083
_____________________
(1) The lower amounts for billed trade accounts receivable, unbilled receivables and allowance for revenue adjustments at December 31, 2011 are due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.
(2) Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.

(b)   Inventories, net

Inventories consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Finished goods and tissue available for distribution	$99,028	$92,769
Goods and tissue in-process	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	77,691	96,197
	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(10,507)	(10,008)
Reserve for excess and obsolete inventory (1)	(1,974)	(15,913)
	$178,243	$172,552

(1) The lower reserve for excess and obsolete inventory at December 31, 2011 is due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

(c)   Net property, plant and equipment

Net property, plant and equipment consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Land	$7,336	$741
Buildings	28,971	17,810
Equipment for short-term rental	262,641	342,428
Machinery, equipment and furniture	206,573	371,736
Leasehold improvements	67,256	81,868
Inventory to be converted to equipment	10,507	10,008
	583,284	824,591
Less accumulated depreciation	(37,937)	(553,528)
	$545,347	$271,063

(d)   Accrued expenses and other

Accrued expenses and other consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Payroll, benefits, commissions, bonuses and related taxes	$79,721	$83,238
Royalty accrual	63,800	50,688
Interest accruals	43,585	4,784
Restructuring charges	20,870	1,715
Sales and other taxes	19,977	12,664
Deferred compensation	5,639	—
Insurance accruals	6,288	7,249
Derivative liability	581	5,102
Other accrued expenses	71,156	60,084
	$311,617	$225,524

Accounting for Goodwill and Other Non-current Assets	12 Months Ended
Dec. 31, 2011
Accounting for Goodwill and Other Non-current Assets [Abstract]
Accounting for Goodwill and Other Non-current Assets
Accounting for Goodwill and Other Non-current Assets

(a)   Goodwill

Based on the preliminary purchase price allocation, the components of goodwill by reporting unit are listed below (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
AHS	$2,214,556	$167,639
LifeCell	1,240,100	1,118,206
Goodwill related to the divestiture	42,876	43,036
	$3,497,532	$1,328,881

(b)   Identifiable intangible assets

Identifiable intangible assets include the following (dollars in thousands):

	December 31, 2011		December 31, 2010
	Successor		Predecessor
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Customer relationships and non-compete agreements	$852,400	$(7,118)	$185,782	$(36,489)
Developed technology	654,717	(9,524)	238,391	(44,180)
Tradenames and patents	15,141	(380)	151,482	(41,184)
Total definite-lived intangible assets	1,522,258	(17,022)	575,655	(121,853)
Indefinite-lived intangible assets:
Tradenames	1,350,000	—	—	—
In-process research and development	20,500	—	—	—
Total indefinite-lived intangible assets	1,370,500	—	—	—
	$2,892,758	$(17,022)	$575,655	$(121,853)

The identifiable intangible assets as of December 31, 2011 include $2.9 billion of intangible assets acquired in the Merger and $2.2 million of patents acquired during the period from November 4 through December 31, 2011. Total definite-lived intangible assets are amortized over a weighted-average period of 16 years of which 20 years relate to customer relationships and non-compete agreements, 12 years relate to developed technology and 9 years relate to tradenames and patents.

Amortization expense, related to definite‑lived intangibles, was approximately $17.0 million, $44.3 million, $52.6 million and $44.8 million for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively. We recorded approximately $16.7 million of amortization expense associated with acquired identifiable intangible assets related to the Merger during the period of November 4, 2011 through December 31, 2011 (Successor). We recorded approximately $29.5 million, $37.4 million and $40.6 million, of amortization expense associated with acquired identifiable intangible assets related to our LifeCell acquisition during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

The following table presents the estimated amortization expense, in total, to be incurred over the next five years for all definite-lived intangible assets as of December 31, 2011 (dollars in thousands):

Year ending December 31,	Estimated Amortization Expense
2012	$108,400
2013	$108,236
2014	$101,150
2015	$101,150
2016	$101,150

(c)   Debt issuance costs

As of December 31, 2011, unamortized debt issuance costs related to our current senior secured credit facility and our fixed rate long-term debt, including the 10.5% Second Lien Notes and the 12.5% Unsecured Notes were $111.4 million, collectively. Amortization of debt issuance costs recorded for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) were $2.6 million, $5.7 million, $12.6 million and $15.1 million, respectively. The amortization expense for the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) includes approximately $3.2 million, $2.3 million and $3.0 million, respectively, of debt issuance costs written off in connection with the refinancing of our previous senior credit facility during January 2011 and our redemptions of our subordinated notes and prepayments on other long-term debt obligations during 2010 and 2009. There were no write-offs of debt issuance costs during the period of November 4, 2011 through December 31, 2011 (Successor). The remaining costs for the senior secured credit facility and fixed rate long-term debt are amortized on a straight-line basis or using the effective interest method, as appropriate, over the respective term of debt to which they specifically relate.

Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

Long-term debt consists of the following (dollars in thousands):

	September 30, 2012	December 31, 2011

Senior Dollar Term B-1 Credit Facility – due 2018	$1,617,775	$1,630,000
Senior Euro Term B-1 Credit Facility – due 2018	318,890	324,000
Senior Term B-2 Credit Facility – due 2016	322,563	325,000
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	1,750,000
12.5% Senior Unsecured Notes due 2019	750,000	750,000
3.25% Convertible Senior Notes due 2015	701	701
Notional amount of debt	4,759,929	4,779,701

Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(50,434)	(55,942)
Senior Euro Term B-1 Credit Facility Discount, net of accretion	(14,063)	(15,430)
Senior Term B-2 Credit Facility Discount, net of accretion	(8,189)	(9,487)
Second Lien Senior Secured Notes Discount, net of accretion	(28,669)	(31,063)
Senior Unsecured Notes Discount, net of accretion	(4,292)	(4,560)
Net discount on debt	(105,647)	(116,482)

Total debt, net of discount	4,654,282	4,663,219
Less: Current installments	(23,464)	(23,491)
	$4,630,818	$4,639,728

In November 2011, we issued $1.75 billion aggregate principal amount of 10.5% second lien secured notes due 2018 and $750 million aggregate principal amount of 12.5% senior unsecured notes due 2019. In November 2011, we also entered into a senior secured credit facility (the “Senior Secured Credit Facility”) consisting of (i) a $1.63 billion term B-1 facility (the “Dollar Term B-1 Facility”), (ii) a €250 million term B-1 facility (the “Euro Term B-1 Facility”), (iii) a $325 million term B-2 facility (the “Term B-2 Facility”), and (iv) a $200 million revolving credit facility (the “Revolving Credit Facility”). At September 30, 2012 and December 31, 2011, no revolving credit loans were outstanding and we had outstanding letters of credit issued by banks which are party to the Senior Secured Credit Facility of $11.5 million and $12.2 million, respectively. In addition, we had $4.6 million and $5.7 million of letters of credit issued by a bank not party to the Senior Secured Credit Facility as of September 30, 2012 and December 31, 2011, respectively. The capacity of the Revolving Credit Facility is reduced for the $11.5 million and $12.2 million of letters of credit issued by banks which are party to the Senior Secured Credit Facility as of September 30, 2012 and December 31, 2011, respectively. The resulting availability under the Revolving Credit Facility was $188.5 million and $187.8 million at September 30, 2012 and December 31, 2011, respectively. As of September 30, 2012, our weighted average nominal interest rate on borrowings under the senior secured credit facility was 6.93%.

In 2008, we issued $690.0 million aggregate principal amount of 3.25% convertible senior notes due 2015 (the “Convertible Notes”).  The Convertible Notes are governed by the terms of an indenture dated as of April 21, 2008 (the “Indenture”). As a result of the Merger, the holders of the Convertible Notes have the right to require us to repurchase some or all of their Convertible Notes as provided in the Indenture. The repurchase price is the principal amount of the Convertible Notes plus accrued interest.

As of September 30, 2012, the Credit Facilities required we have a total leverage ratio of not to exceed 8.4:1 and an interest coverage ratio of at least 1.1:1. As of September 30, 2012, our actual total leverage ratio was 5.6:1 and our interest coverage ratio was 1.6:1. As of December 31, 2011, covenant requirements were not in effect. As of September 30, 2012, we were in compliance with the covenants under our senior secured credit facility, second lien secured notes, senior unsecured notes, and Convertible Notes.

For further information on our long-term debt, see Note 5 of the notes to the consolidated financial statements for the fiscal year ended December 31, 2011.

2012 Credit Agreement

On November 7, 2012, we entered into an amendment to our senior credit facility. As a result of the amendment we created new classes of Dollar Term C-1 Loans, Euro Term C-1 Loans and Term C-2 Loans, having the same rights and obligations as the Dollar Term B-1 Loans, Euro Term B-1 Loans and Term B-2 Loans as set forth in the Credit Agreement and Loan Documents, except as revised by the amendment. In connection with the amendment, Dollar Term B-1 Loans, Euro Term B-1 Loans and Term B-2 Loans were exchanged for Dollar Term C-1 Loans, Euro Term C-1 Loans and Term C-2 Loans, respectively.

Amounts outstanding under the Dollar Term C-1 Loans, the Term C-2 Loans and the Revolving Credit Facility (other than swing-line loans and unreimbursed drawings on letters of credit) bear interest, at our option, at a rate equal to either the base rate (defined as the highest of (i) Bank of America’s prime rate, (ii) the federal funds effective rate plus 0.50%, (iii) the eurocurrency rate (defined as the LIBOR rate, adjusted for statutory reserve requirements and subject to a floor of 1.25% in the case of loans under any of the term facilities) applicable for an interest period of one month plus 1.00%, and, (iv) for amounts outstanding under the term facilities only, 2.25%) or the eurocurrency rate, in each case plus an applicable margin. Amounts outstanding under the Euro Term C-1 Loans bear interest at the eurocurrency rate, and swing-line loans and unreimbursed drawings on letters of credit bear interest at the base rate. As of November 7, 2012, the applicable margin (i) under the Dollar Term C-1 Loans is 3.25% in the case of loans based on the base rate and 4.25% in the case of loans based on the eurocurrency rate, (ii) under the Euro Term C-1 Loans is 3.50% in the case of loans based on the base rate and 4.50% in the case of loans based on the eurocurrency rate, and (iii) under the Term C-2 Facility is 2.75% in the case of loans based on the base rate and 3.75% in the case of loans based on the eurocurrency rate. After the first fiscal quarter of 2013, the applicable margin will adjust and thereafter vary based on our total leverage ratio. The applicable margin (i) under the Dollar Term C-1 Loans will be 3.00% to 3.25% in the case of loans based on the base rate and 4.00% to 4.25% in the case of loans based on the eurocurrency rate, (ii) under the Euro Term C-1 Loans will be 3.25% to 3.50% in the case of loans based on the base rate and 4.25% to 4.50% in the case of loans based on the eurocurrency rate, and (iii) under the Term C-2 Facility will be 2.50% to 2.75% in the case of loans based on the base rate and 3.50% to 3.75%in the case of loans based on the eurocurrency rate.

Long-Term Debt

Long-term debt consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Senior Credit Facility – due 2013 (1)	$—	$527,333
Senior Revolving Credit Facility – due 2013 (1)	—	—
Senior Term B-2 Credit Facility – due 2016	325,000	—
Less: Senior Term B-2 Credit Facility Discount, net of accretion	(9,487)	—
Senior Dollar Term B-1 Credit Facility – due 2018	1,630,000	—
Less: Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(55,942)	—
Senior Euro Term B-1 Credit Facility – due 2018	324,000	—
Less: Euro Term B-1 Credit Facility Discount, net of accretion	(15,430)	—
Senior Revolving Credit Facility – due 2016	—	—
3.25% Convertible Senior Notes due 2015	701	690,000
Less: Convertible Notes Discount, net of accretion	—	(112,543)
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	—
Less: Second Lien Senior Secured Notes Discount, net of accretion	(31,063)	—
12.5% Senior Unsecured Notes due 2019	750,000	—
Less: Senior Unsecured Notes Discount, net of accretion	(4,560)	—
	4,663,219	1,104,790
Less: Current installments	(23,491)	(169,500)
	$4,639,728	$935,290
(1)All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.

Senior Secured Credit Facilities

In connection with the Merger, during November 2011, we entered into a senior secured credit facility consisting of (i) a $1.63 billion term B-1 facility (the “Dollar Term B-1 Facility”), (ii) a €250 million term B-1 facility (the “Euro Term B-1 Facility”), (iii) a $325 million term B-2 facility (the “Term B-2 Facility”), and (iv) a $200 million revolving credit facility (the “Revolving Credit Facility”). Up to $75 million of the Revolving Credit Facility is available for letters of credit and up to $25 million of the Revolving Credit Facility is available for swing-line loans. Amounts available under the Revolving Credit Facility are available for borrowing and reborrowing until maturity. At December 31, 2011, no revolving credit loans were outstanding and we had outstanding letters of credit in the aggregate amount of $17.9 million. The resulting availability under the Revolving Credit Facility was $182.1 million at December 31, 2011. Commitment fees accrue at a rate of 0.50% on the amounts available under the Revolving Credit Facility.

Interest. Amounts outstanding under the Dollar Term B-1 Facility, the Term B-2 facility, and the Revolving Credit Facility (other than swing-line loans and unreimbursed drawings on letters of credit) bear interest, at our option, at a rate equal to either the base rate (defined as the highest of (i) Bank of America’s prime rate, (ii) the federal funds effective rate plus 0.50%, (iii) the eurocurrency rate (defined as the LIBOR rate, adjusted for statutory reserve requirements and subject to a floor of 1.25% in the case of loans under any of the term facilities) applicable for an interest period of one month plus 1.00%, and, (iv) for amounts outstanding under the term facilities only, 2.25%) or the eurocurrency rate, in each case plus an applicable margin. Amounts outstanding under the Euro Term B-1 Facility bear interest at the eurocurrency rate, and swing-line loans and unreimbursed drawings on letters of credit bear interest at the base rate. The applicable margin (i) under the Dollar Term B-1 Facility, the Euro Term B-1 Facility and the Revolving Credit Facility is 4.75% in the case of loans based on the base rate and 5.75% in the case of loans based on the eurocurrency rate and (ii) under the Term B-2 Facility is 4.25% in the case of loans based on the base rate and 5.25% in the case of loans based on the eurocurrency rate. After the first fiscal quarter of 2012, the applicable margin under the Revolving Credit Facility will adjust and thereafter vary in reference to our first lien senior secured leverage ratio from 4.25% to 4.75% in the case of loans based on the base rate and from 5.25% to 5.75% in the case of loans based on the eurocurrency rate. As of December 31, 2011, our weighted average nominal interest rate on borrowings under the senior secured credit facility was 6.94%.

We may elect interest periods of one, two, three, or six months for the eurocurrency borrowings. Interest on base rate borrowings is payable quarterly in arrears. Interest on eurocurrency borrowings is payable at the end of each applicable interest period or every three months in the case of interest periods in excess of three months. Interest on all past due amounts will accrue at 2.00% over the applicable rate.

Collateral. The senior secured credit facility is secured by a first priority lien and security interest in (a) substantially all equity interests of each of our 100% owned U.S. and first-tier material foreign subsidiaries (limited in the case of certain subsidiaries to 65% of the voting equity interests of such subsidiary) and (b) subject to certain exceptions, substantially all of our (in this instance referring only to us and our subsidiaries that are or will be co-borrowers or guarantors under the senior secured credit facility) present and future real property (with a value in excess of $20 million individually) and present and future tangible and intangible assets. The liens securing the senior secured credit facility are subject to permitted liens.

Guarantors. Our obligations under the senior secured credit facility are guaranteed by us and each of our material 100% owned subsidiaries, other than the subsidiaries that are co-borrowers under the senior secured credit facility, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries.

Maturity. The Revolving Credit Facility and the Term B-2 Facility mature on November 4, 2016, and the Dollar Term B-1 Facility and the Euro Term B-1 Facility mature on May 4, 2018. The principal amount of each of the Dollar Term B-1 Facility, the Euro Term B-1 Facility and the Term B-2 Facility amortizes in quarterly installments equal to 1.0% of the original principal amount of each such facility per annum until the respective final maturity date.

Voluntary Prepayments. We may prepay, in full or in part, borrowings under the Revolving Credit Facility without premium or penalty, subject to minimum prepayment amount and increment limitations. We may prepay, in full or in part, borrowings under the Term B-2 Facility subject to a soft call prepayment penalty in an amount equal to 1% of such prepayment if prepaid during the first year following the closing date, subject further to minimum prepayment amount and increment limitations. We may prepay, in full or in part, borrowings under the Dollar Term B-1 Facility and the Euro Term B-1 Facility subject to a make-whole premium if prepaid during the first year following the closing date and a soft call prepayment penalty in an amount equal to 1% of such prepayment if prepaid during the second year following the closing date, subject further to minimum prepayment amount and increment limitations.

Mandatory Prepayments. Subject to certain exceptions, we must make periodic prepayments of the Dollar Term B-1 Facility, the Euro Term B-1 Facility and the Term B-2 Facility equal to: (i) 100% of the net cash proceeds of certain dispositions of property, (ii) 100% of the net cash proceeds of the issuance or incurrence of certain indebtedness, and (iii) 50% (with step-downs to 25% and 0% based upon achievement of specified total leverage ratios) of annual excess cash flow.

Representations. The senior secured credit facility contains representations generally customary for similar facilities and transactions.

Covenants. The senior secured credit facility contains affirmative and negative covenants customary for similar facilities and transactions, including limitations or restrictions on our ability to:

•	incur additional indebtedness (including guarantee obligations);

•	incur liens;

•	engage in certain fundamental changes, including changes in the nature of our business;

•	sell assets;

•	pay dividends and make other payments in respect of capital stock;

•	make acquisitions, investments, loans and advances;

•	pay and modify the terms of certain indebtedness;

•	engage in certain transactions with affiliates; and

•	enter into negative pledge clauses and clauses restricting subsidiary distributions.

The senior secured credit facility contains financial covenants requiring us to meet certain leverage and interest coverage ratios, subject to certain equity cure rights. Beginning March 31, 2012, it will be an event of default if we permit any of the following:

•
as of the last day of any fiscal quarter, our leverage ratio of debt to EBITDA, as defined in the senior secured credit agreement, to be greater than a maximum leverage ratio, initially set at 8.50 to 1.00 and stepped down periodically; and

•
as of the last day of any fiscal quarter, our ratio of EBITDA to interest expense, as defined in the senior secured credit agreement, to be less than a minimum interest coverage ratio, initially set at 1.10 to 1.00 and stepped up periodically.

As of December 31, 2011, we were in compliance with the covenants under the senior credit facility.

Events of Default. The senior secured credit facility contains events of default including, but not limited to, failure to pay principal or interest, breaches of representations and warranties, violations of affirmative or negative covenants, cross-defaults to other indebtedness, a bankruptcy or similar proceeding being instituted by or against us, rendering of certain monetary judgments against us, impairments of loan documentation or security, changes of control, and defaults with respect to certain ERISA obligations.

10.5% Second Lien Senior Secured Notes

In November 2011, we issued $1.75 billion aggregate principal amount of second lien notes due 2018.

Interest. Interest on the second lien notes accrues at the rate of 10.5% per annum and is payable semi-annually in cash on each May 1 and November 1, beginning on May 1, 2012, to the persons who are registered holders at the close of business on April 15 and October 15 immediately preceding the applicable interest payment date. Interest on the second lien notes accrues from and includes the most recent date to which interest has been paid or, if no interest has been paid, from and including the date of issuance. Interest is computed on the basis of a 360-day year consisting of twelve 30-day months.

Collateral. The second lien notes are secured by a second priority lien and security interest in (a) substantially all equity interests of each of our 100% owned U.S. and first-tier material foreign subsidiaries (limited in the case of certain subsidiaries to 65% of the voting equity interests of such subsidiary) and (b) subject to certain exceptions, substantially all of our (in this instance referring only to us and our subsidiaries that are or will be co-issuers or guarantors of the second lien notes) present and future real property (with a value in excess of $20 million individually) and present and future tangible and intangible assets. The liens securing the second lien notes are subject to permitted liens.

Guarantors. Our obligations under the second lien notes are guaranteed by us and each of our material 100% owned subsidiaries, other than the subsidiaries that are co-issuers of the second lien notes, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries.

Maturity. The second lien notes will mature on November 1, 2018.

Covenants. The indenture governing the second lien notes contains affirmative and negative covenants customary for similar transactions, including limitations or restrictions on our ability to:

•	incur additional indebtedness and guarantee indebtedness;

•	pay dividends or make other distributions in respect of, or repurchase or redeem, capital stock;

•	prepay, redeem or repurchase certain debt;

•	make loans and investments;

•	sell or otherwise dispose of assets;

•	incur liens;

•	enter into transactions with affiliates;

•	enter into agreements restricting our subsidiaries’ ability to pay dividends; and

•	consolidate, merge or sell all or substantially all of our assets.

As of December 31, 2011, we were in compliance with all covenants under the second lien notes indenture.

Optional Redemption. At any time prior to November 1, 2014, we may redeem up to 35% of the aggregate principal amount of the second lien notes with the net cash proceeds of certain equity offerings, at a redemption price equal to 110.500% of the aggregate principal amount of the second lien notes being redeemed plus accrued and unpaid interest.

At any time prior to November 1, 2015, we may redeem all or part of the second lien notes at a redemption price equal to 100% of the aggregate principal amount of the second lien notes to be redeemed, plus a make-whole premium and accrued and unpaid interest.

At any time on or after November 1, 2015, we may redeem the second lien notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	105.250%
2016	102.625%
2017 and thereafter	100.000%

Change of Control. If we experience certain kinds of changes of control, we will be required to offer to purchase the second lien notes at a redemption price equal to 101% of the principal amount thereof, plus accrued and unpaid interest.

Events of Default. The indenture governing the second lien notes contains events of default including, but not limited to, failure to pay principal or interest, violations of affirmative or negative covenants, cross-defaults to other indebtedness, a bankruptcy or similar proceeding being instituted by or against us, rendering of certain monetary judgments against us, and impairments of loan documentation or security.

12.5% Senior Unsecured Notes

In November 2011, we issued $750 million aggregate principal amount of senior unsecured notes due 2019.

Interest. Interest on the senior unsecured notes accrues at the rate of 12.5% per annum and is payable semi-annually in cash on each May 1 and November 1, beginning on May 1, 2012, to the persons who are registered holders at the close of business on April 15 and October 15 immediately preceding the applicable interest payment date. Interest on the senior unsecured notes accrues from and includes the most recent date to which interest has been paid or, if no interest has been paid, from and including the date of issuance. Interest is computed on the basis of a 360-day year consisting of twelve 30-day months.

Collateral. The senior unsecured notes are senior unsecured obligations.

Guarantors. Our obligations under the senior unsecured notes are guaranteed by us and each of our material 100% owned subsidiaries, other than the subsidiaries that are co-issuers of the senior unsecured notes, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries.

Maturity. The senior unsecured notes will mature on November 1, 2019.

Covenants. The indenture governing the senior unsecured notes contains affirmative and negative covenants customary for similar transactions, including limitations or restrictions on our ability to:

•	incur additional indebtedness and guarantee indebtedness;

•	pay dividends or make other distributions in respect of, or repurchase or redeem, capital stock;

•	prepay, redeem or repurchase certain debt;

•	make loans and investments;

•	sell or otherwise dispose of assets;

•	incur liens;

•	enter into transactions with affiliates;

•	enter into agreements restricting our subsidiaries’ ability to pay dividends; and

•	consolidate, merge or sell all or substantially all of our assets.

As of December 31, 2011, we were in compliance with all covenants under the senior unsecured notes indenture.

Optional Redemption. At any time prior to November 1, 2014, we may redeem up to 35% of the aggregate principal amount of the senior unsecured notes with the net cash proceeds of certain equity offerings, at a redemption price equal to 112.500% of the aggregate principal amount of the senior unsecured notes being redeemed plus accrued and unpaid interest.

At any time prior to November 1, 2015, we may redeem all or part of the senior unsecured notes at a redemption price equal to 100% of the aggregate principal amount of the senior unsecured notes to be redeemed, plus a make-whole premium and accrued and unpaid interest.

At any time on or after November 1, 2015, we may redeem the senior unsecured notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	106.250%
2016	103.125%
2017 and thereafter	100.000%

Change of Control. If we experience certain kinds of changes of control, we will be required to offer to purchase the senior unsecured notes at a redemption price equal to 101% of the principal amount thereof, plus accrued and unpaid interest.

Events of Default. The indenture governing the senior unsecured notes contains events of default including, but not limited to, failure to pay principal or interest, violations of affirmative or negative covenants, cross-defaults to other indebtedness, a bankruptcy or similar proceeding being instituted by or against us, rendering of certain monetary judgments against us, and impairments of loan documentation or security.

3.25% Convertible Senior Notes and Related Note Hedge and Warrants

In 2008, we issued $690.0 million aggregate principal amount of 3.25% convertible senior notes due 2015 (the “Convertible Notes”).  The Convertible Notes are governed by the terms of an indenture dated as of April 21, 2008 (the “Indenture”).

As a result of the Merger, the holders of the Convertible Notes had the right to require us to repurchase some or all of their Convertible Notes as provided in the Indenture. The repurchase date for any Convertible Notes tendered to us was November 30, 2011. The repurchase price was the principal amount of the Convertible Notes plus accrued interest. The holders of the Convertible Notes that did not elect to require us to repurchase their Convertible Notes maintained the right to convert their Convertible Notes into cash on or before November 29, 2011. Upon conversion, such note holders received the conversion value of the Convertible Notes in an amount of cash equal to $1,456.30 per $1,000 aggregate principal amount of Convertible Notes. The conversion value was based on a conversion rate of 21.2598, which included a conversion rate increase of 1.7834 corresponding to the make-whole conversion rate adjustment. Accordingly, during the period ended December 31, 2011, we paid $1.0 billion related to the repurchase and conversion of the Convertible Notes.

Concurrently with the issuance of the Convertible Notes, we entered into a convertible note hedge (the “Note Hedge”) and warrant transactions (the “Warrants”) with affiliates of the initial purchasers of the Convertible Notes.  These consist of purchased and written call options on KCI common stock.  The Note Hedge and Warrants were structured to reduce the potential future economic dilution associated with conversion of the Convertible Notes and to effectively increase the initial conversion price to $60.41 per share, which was approximately 50% higher than the closing price of KCI’s common stock on April 15, 2008.  The net cost of the Note Hedge and Warrants was $48.7 million.

The Note Hedge consisted of 690,000 purchased call options, representing the number of $1,000 face value Convertible Notes and approximately 13.4 million shares of KCI common stock based on the initial conversion ratio of 19.4764 shares.  The strike price was $51.34, which corresponded to the initial conversion price of the Convertible Notes and is similarly subject to customary adjustments.  The Note Hedge would have expired on April 15, 2015, the maturity date of the Convertible Notes.  Upon exercise of the Note Hedge, we would receive from our counterparties a number of shares generally based on the amount by which the market value per share of the KCI common stock exceeded the strike price of the Note Hedge as measured during the relevant valuation period under the terms of the Note Hedge.  The Note Hedge was recorded in equity as a component of additional paid-in capital.

The Warrants consisted of written call options on 13.4 million shares of KCI common stock, subject to customary anti-dilution adjustments.  Upon exercise, the holder was entitled to purchase one share of KCI common stock for the strike price of approximately $60.41 per share, which was approximately 50% higher than the closing price of KCI’s common stock on April 15, 2008.  We at our option could elect to settle the Warrants in net shares or cash representing a net share settlement.  The Warrants were issued to reduce the net cost of the Note Hedge to us.  The Warrants were scheduled to expire during the third and fourth quarters of 2015.  The Warrants were recorded in equity as a component of additional paid-in capital.

In November 2011, we consummated an early unwind of the Note Hedge and the Warrants. The early unwind terminated all rights and obligations of all of the parties under the Note Hedge and Warrants. In connection with the unwind of the Note Hedge, the counterparties owed us an early unwind value of $314.8 million and in connection with the unwind of the Warrants, we owed to the counterparties an early unwind value of $280.2 million. In the aggregate, we received a total net payment from the counterparties in connection with the early unwind of the Note Hedge and the Warrants of $34.6 million.

Interest and Future Maturities

Interest paid, net of cash received from interest rate derivatives, during the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $25.1 million, $37.6 million, $53.3 million and $70.0 million, respectively. In addition to this cash interest paid on recurring obligations, we also paid one-time commitment fees of $32.3 million associated with Merger-related bridge financing.

Future maturities of long-term debt at December 31, 2011 were (dollars in thousands):

Year	Amount
2012	$23,491
2013	$22,790
2014	$22,790
2015	$22,790
2016	$331,540
Thereafter	$4,356,300

Derivative Financial Instruments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments and Fair Value Measurements Disclosure [Abstract]
Derivative Financial Instruments and Fair Value Measurements
Derivative Financial Instruments and Fair Value Measurements

We are exposed to credit loss in the event of nonperformance by counterparties to the extent of the fair values of the outstanding interest rate swap agreements, interest rate cap agreements and foreign currency exchange contracts, but we do not anticipate nonperformance by any of the counterparties. All derivative instruments are recorded on the balance sheet at fair value. We do not use financial instruments for speculative or trading purposes.

Derivatives Not Designated as Hedges

At September 30, 2012 and December 31, 2011, we had three interest rate swap agreements to convert a portion of our outstanding variable rate debt to a fixed rate basis. These agreements become effective in 2013, have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The interest rate swap agreements have quarterly interest payments, receive rates based on the higher of three-month USD LIBOR or 1.25% and pay rates based on fixed rates, due on the last day of March, June, September and December. Once effective, the aggregate notional amount decreases quarterly by amounts ranging from $1.7 million to $56.4 million until maturity.

The following chart summarizes these agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

As of September 30, 2012 and December 31, 2011, we had interest rate cap agreements with remaining notional amounts of $1.6 billion that effectively limit the interest rate, excluding the applicable margin, to 2% on a portion of the borrowings under our senior secured credit facility. The aggregate notional amount decreases quarterly by amounts ranging from $5.4 million to $17.7 million until maturity at December 31, 2013.

If our interest rate protection agreements were not in place, interest expense would have been approximately $6.4 million and $26.2 million lower for the third quarter and first nine months of 2012, respectively.

We also use derivative instruments to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. These nonfunctional currency exposures relate primarily to existing and forecasted intercompany receivables and payables arising from intercompany purchases of manufactured products. We enter into foreign currency exchange contracts to mitigate the impact of currency fluctuations on transactions denominated in nonfunctional currencies, thereby limiting risk that would otherwise result from changes in exchange rates. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The periods of the foreign currency exchange contracts generally do not exceed one year and correspond to the periods of the exposed transactions and related settlements. At September 30, 2012 and December 31, 2011, we had foreign currency exchange contracts to sell or purchase $91.4 million and $94.5 million, respectively, of various currencies.

Cash Flow Hedges (Predecessor)

Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. The swap agreements were used to manage exposure to interest rate movements by effectively changing the variable interest rate to a fixed rate. We estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income, net of tax effects, until the hedged item was recognized into earnings (loss). The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt.

At September 30, 2012 and December 31, 2011, we had no interest rate swap agreements designated as cash flow hedges in effect. At September 30, 2011, we had 19 interest rate swap agreements in effect pursuant to which we fixed the rate on an aggregate $525.0 million notional amount of our outstanding variable rate debt at a weighted average interest rate of 0.789% exclusive of the Eurocurrency Rate Loan Spread as disclosed in our previously existing senior credit agreement. At September 30, 2011, the aggregate fair value of our interest rate swap agreements was negative and was recorded as a liability of approximately $2.2 million. This amount was also recorded in other comprehensive income, net of tax. No asset derivatives were held as of September 30, 2011 related to our interest rate swap agreements. The ineffective portion of these interest rate swaps was not significant for the third quarter or first nine months of 2011. Prior to the closing of the Merger, we settled all previously existing cash flow hedges. If our interest rate protection agreements were not in place, interest expense would have been approximately $0.6 million and $2.3 million lower for the third quarter and first nine months of 2011.

Fair Value Measurements

The Codification defines fair value as the exit price that would be received to sell an asset or paid to transfer a liability. The Fair Value Measurements and Disclosure topic of the Codification establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amount reported in the balance sheet for cash and cash equivalents, accounts receivable, accounts payable and long-term obligations, excluding our borrowings under our senior secured credit facility and fixed rate long-term debt, approximates fair value. The fair value of our borrowings under our senior secured credit facility and fixed rate long-term debt was $2.3 billion and $2.6 billion, respectively, at September 30, 2012. The fair value of our borrowings under our senior secured credit facility and fixed rate long-term debt was $2.3 billion and $2.4 billion, respectively, at December 31, 2011. The fair value of our long-term debt was estimated based upon market trades at or near quarter or year end.

All of our derivatives, as of the reporting date, use inputs considered as Level 2. The interest rate swap agreements and interest rate cap agreements are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing interest rates and related forward interest rate curves. The foreign currency exchange contracts are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing foreign currency exchange rates and related foreign currency exchange rate curves.

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet Location	September 30, 2012	December 31, 2011	Balance Sheet Location	September 30, 2012	December 31, 2011
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$33,992	$9,383
Interest rate cap agreements	Prepaid expenses and other	28	—	Accrued expenses and other	—	—
Interest rate cap agreements	Other non-current assets	—	1,592	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	753	1,055	Accrued expenses and other	1,875	581
Total derivatives		$781	$2,647		$35,867	$9,964

The following table summarizes the amount of gain (loss) on derivatives not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the condensed consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Interest rate swap agreements	$(6,313)	$—	$(24,610)	$—
Interest rate cap agreements	(118)	—	(1,563)	—
Foreign currency exchange contracts	(2,148)	1,082	(2,300)	(1,933)
	$(8,579)	$1,082	$(28,473)	$(1,933)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our condensed consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the condensed consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Loss recognized in OCI	$—	$(52)	$—	$(1,512)
Loss reclassified from OCI to interest expense	$—	$(396)	$—	$(1,509)

Certain of our derivative instruments contain provisions that require compliance with the restrictive covenants of our senior secured credit facility. For further information on the restrictive covenants of our senior secured credit facility, see Note 5 of the notes to the consolidated financial statements for the fiscal year ended December 31, 2011.

If we default under our senior secured credit facility, the lenders could require immediate repayment of the entire principal. If those lenders require immediate repayment, we may not be able to repay them which could result in the foreclosure of substantially all of our assets. In these circumstances, the counterparties to the derivative instruments could request immediate payment or full collateralization on derivative instruments in net liability positions. Certain of our derivative counterparties are also parties to our senior secured credit facility.

No collateral has been posted by us in the normal course of business. If the credit-related contingent features underlying these agreements were triggered on September 30, 2012, we could be required to settle or post the full amount as collateral to its counterparties.

We did not have any measurements of financial assets or financial liabilities at fair value on a nonrecurring basis at September 30, 2012 or December 31, 2011.

 Derivative Financial Instruments and Fair Value Measurements

We are exposed to credit loss in the event of nonperformance by counterparties to the extent of the fair values of the outstanding interest rate swap agreements, interest rate cap agreements and foreign currency exchange contracts, but we do not anticipate nonperformance by any of the counterparties. All derivative instruments are recorded on the balance sheet at fair value. We do not use financial instruments for speculative or trading purposes.

Derivatives Not Designated as Hedges

At December 31, 2011, we had three interest rate swap agreements to convert a portion of our outstanding variable rate debt to a fixed rate basis. These agreements become effective in 2013, have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The interest rate swap agreements have quarterly interest payments, receive rates based on the lower of three-month USD LIBOR or 1.25% and pay rates based on fixed rates, due on the last day of March, June, September and December. Once effective, the aggregate notional amount decreases quarterly by amounts ranging from $1.7 million to $56.4 million until maturity.

The following chart summarizes these new agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

As of December 31, 2011, we had interest rate cap agreements with initial notional amounts of $1.6 billion at a cost of $2.2 million that effectively limited the interest rate to 2% on a portion of the borrowings under our senior secured credit facility. The aggregate notional amount decreases quarterly by amounts ranging from $5.3 million to $17.7 million until maturity at December 31, 2013.

If our interest rate protection agreements were not in place, interest expense would have been approximately $9.9 million lower during the period of November 4, 2011 through December 31, 2011 (Successor).

We also use derivative instruments to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. These nonfunctional currency exposures relate primarily to existing and forecasted intercompany receivables and payables arising from intercompany purchases of manufactured products. We enter into foreign currency exchange contracts to mitigate the impact of currency fluctuations on transactions denominated in nonfunctional currencies, thereby limiting risk that would otherwise result from changes in exchange rates. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. The periods of the foreign currency exchange contracts generally do not exceed one year and correspond to the periods of the exposed transactions and related settlements. At December 31, 2011 and 2010, we had foreign currency exchange contracts to sell or purchase $94.5 million and $92.1 million, respectively, of various currencies.

Cash Flow Hedges (Predecessor)

Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. The swap agreements were used to manage exposure to interest rate movements by effectively changing the variable interest rate to a fixed rate. We estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income, net of tax effects, until the hedged item was recognized into earnings (loss). The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt.

At December 31, 2011, we had no interest rate swap agreements designated as cash flow hedges in effect. At December 31, 2010 we had 18 interest rate swap agreements in effect, respectively, pursuant to which we fixed the rate on an aggregate $444.5 million notional amount of our outstanding variable rate debt at a weighted average interest rate of 1.226% exclusive of the Eurocurrency Rate Loan Spread as disclosed in the senior credit agreement. The Eurocurrency Rate Loan Spread varies in reference to our consolidated leverage ratio of debt to EBITDA and ranges from 1.75% to 3.50%.

The following chart summarizes interest rate hedge transactions effective as of December 31, 2010 (dollars in thousands):

Accounting Method	Effective Dates	Original Notional Amount	Notional Amount at December 31, 2010	Fixed Interest Rate	Current Status
			(Predecessor)
Hypothetical	12/31/10-12/31/11	$25,000	$25,000	0.680%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.775%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.760%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.750%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.637%	Matured
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.680%	Matured
Hypothetical	06/30/08-06/30/11	$100,000	$21,000	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.890%	Matured
Hypothetical	09/30/08-03/31/11	$40,000	$11,000	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.774%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.785%	Matured

In October 2011, losses totaling $1.9 million were recognized into earnings as a result of the discontinuance of our cash flow hedges. If our interest rate protection agreements were not in place, interest expense would have been approximately $4.2 million, $9.5 million and $11.1 million lower during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

Fair Value Measurements

The Codification defines fair value as the exit price that would be received to sell an asset or paid to transfer a liability. The Fair Value Measurements and Disclosure topic of the Codification establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amount reported in the balance sheet for cash and cash equivalents, accounts receivable, accounts payable and long-term obligations, excluding our borrowings under our senior secured credit facility and fixed rate long-term debt, including the 10.5% Second Lien Senior Secured Notes due 2018 (“10.5% Second Lien Notes”), the 12.5% Senior Unsecured Notes due 2019 (“12.5% Unsecured Notes”) and the 3.25% Convertible Senior Notes (“the Convertible Notes”) approximates fair value. The fair value of our borrowings under our senior secured credit facility and fixed rate long-term debt was $2.3 billion and $2.4 billion, respectively, at December 31, 2011. The fair value of our borrowings under our previous senior credit facility and the Convertible Notes was $527.3 million and $727.9 million, respectively, at December 31, 2010. The fair value of our long-term debt was estimated based upon open-market trades at or near year end.

All of our derivatives, as of the reporting date, use inputs considered as Level 2. The interest rate swap agreements and interest rate cap agreements are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing interest rates and related forward interest rate curves. The foreign currency exchange contracts are valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing foreign currency exchange rates and related foreign currency exchange rate curves.

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
		December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
		Successor	Predecessor		Successor	Predecessor
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$9,383	$—
Interest rate cap agreements	Other non-current assets	1,592	—	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	1,055	364	Accrued expenses and other	581	3,425
Derivatives designated as hedging instruments

Interest rate swap agreements	Prepaid expenses and other	—	—	Accrued expenses and other	—	1,677
Total derivatives		$2,647	$364		$9,964	$5,102

The following table summarizes the amount of gain (loss) on derivative not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Interest rate swap agreements	$(9,383)	$—	$—	$—
Interest rate cap agreements	(558)	—	—	—
Foreign currency exchange contracts	468	(2,909)	269	(8,206)
	$(9,473)	$(2,909)	$269	$(8,206)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Loss recognized in OCI	$—	$(1,627)	$(1,780)	$(4,133)
Loss reclassified from OCI to interest expense	$—	$(2,717)	$(6,185)	$(7,244)

Certain of our derivative instruments contain provisions that require compliance with the restrictive covenants of our senior secured credit facilities. See Note 5 for further discussion of the restrictive covenants of our senior secured credit facilities.

If we default under our credit facilities, the lenders could require immediate repayment of the entire principal. If those lenders require immediate repayment, we may not be able to repay them which could result in the foreclosure of substantially all of our assets. In these circumstances, the counterparties to the derivative instruments could request immediate payment or full collateralization on derivative instruments in net liability positions. Certain of our derivative counterparties are also parties to our senior secured credit facilities.

No collateral has been posted by us in the normal course of business. If the credit-related contingent features underlying these agreements were triggered on December 31, 2011, we could be required to settle or post the full amount as collateral to its counterparties.

We did not have any measurements of financial assets or financial liabilities at fair value on a nonrecurring basis at December 31, 2011 or 2010.

Leasing Obligations	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leasing Obligations
Leasing Obligations

We are obligated for equipment under various capital leases, which expire at various dates during the next four years. At December 31, 2011 and 2010, the gross amount of equipment under capital leases totaled $0.4 million and $1.2 million and related accumulated depreciation was approximately $0.2 million and $0.9 million, respectively.

We lease our headquarters facility, computer and telecommunications equipment, service and sales vehicles, office space, various storage spaces and manufacturing facilities under non-cancelable operating leases, which expire at various dates over the next 23 years. Total rental expense for operating leases was $7.3 million, $35.5 million, $41.7 million and $40.6 million for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

Future minimum lease payments under capital and non-cancelable operating leases, including our headquarters facility (with initial or remaining lease terms in excess of one year) as of December 31, 2011 are as follows (dollars in thousands):

	Capital Leases	Operating Leases
2012	$122	$44,316
2013	59	31,173
2014	19	20,876
2015	—	15,338
2016	—	10,078
Thereafter	—	42,210
Total minimum lease payments	$200	$163,991
Less amount representing interest	(17)
Present value of net minimum capital lease payments	183
Less current portion	(112)
Obligations under capital leases, excluding current installments	$71

Income Taxes (Benefit)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes (Benefit)
Income Taxes (Benefit)

The following table summarizes earnings (loss) before income taxes (benefit) of U.S. and foreign operations (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Domestic	$(169,372)	$167,624	$243,053	$234,436
Foreign	10,569	102,635	112,620	99,945
	(158,803)	270,259	355,673	334,381
Earnings from discontinued operations before income taxes	6,223	37,055	55,167	80,652
Earnings from continuing operations before income taxes	$(165,026)	$233,204	$300,506	$253,729

The following table summarizes the composition of income taxes (benefit) (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Current:
Federal	$(3,060)	$78,686	$126,646	$83,234
State	1,212	15,717	26,570	21,055
International	5,114	11,757	7,589	16,513
Total current expense	3,266	106,160	160,805	120,802
Deferred:
Federal	(40,227)	(19,952)	(51,316)	(6,067)
State	(4,009)	(2,019)	(8,985)	(2,065)
International	(2,964)	(4,868)	(915)	(6,991)
Total deferred tax expense (benefit)	(47,200)	(26,839)	(61,216)	(15,123)
	(43,934)	79,321	99,589	105,679
Income tax related to discontinued operations	2,396	4,954	9,921	12,831
Income taxes (benefit) related to continuing operations	$(46,330)	$74,367	$89,668	$92,848

The reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate is as follows:

	Period from November 4 through December 31, 2011 (1)	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Computed "expected" tax rate	35.0%	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0	3.6	3.4	3.2
Non-deductible items	(9.1)	3.2	1.2	1.0
Effect of international operations	0.3	(10.4)	(10.3)	(6.8)
Section 199 production deduction	—	(1.6)	(1.0)	(0.6)
Research and development credit	0.1	(0.6)	(0.3)	(0.4)
Other, net	0.4	0.1	—	0.2
	27.7	29.3	28.0	31.6
Change in rate related to discontinued operations	0.4	2.6	1.8	5.0
Effective tax rate related to continuing operations	28.1%	31.9%	29.8%	36.6%
_____________________

(1)
The period from November 4, 2011 through December 31, 2011 includes a loss before income tax benefit. The consolidated effective income tax rates represent adjustments to the computed “expected” income tax benefit rate for the period. Therefore, negative percentages represent reductions to the income tax benefit rate.

The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Deferred Tax Assets:
Foreign tax credit	$129,320	$—
Net operating loss	109,854	—
Accounts receivable	10,252	13,353
Foreign net operating loss carry forwards	5,745	12,323
Convertible note hedge	—	35,543
Accrued liabilities	11,285	7,164
Deferred foreign tax asset	25,607	23,160
Equity-based compensation	107	24,084
Accrued interest	9,194	4,758
Loan fees	—	3,289
Unrealized foreign exchange currency	(8,983)	1,253
Inventory	(4,301)	6,616
Other	2,350	(470)
Total gross deferred tax assets	290,430	131,073
Less: valuation allowances	(18,247)	(15,335)
Net deferred tax assets	272,183	115,738
Deferred Tax Liabilities:
Intangible assets, amortizable	(537,809)	(143,718)
Intangible assets, indefinite-lived	(527,244)	—
U.S. tax on foreign earnings	(290,601)	—
Deferred state tax liability	(13,519)	(16,246)
Convertible debt instruments	—	(39,700)
Depreciation	(114,762)	(32,197)
Total gross deferred tax liabilities	(1,483,935)	(231,861)
Net deferred tax liability	(1,211,752)	(116,123)
Less: current deferred tax asset	(23,270)	(30,112)
Less: non-current deferred tax asset	(18,322)	(17,151)
Non-current deferred tax liability	$(1,253,344)	$(163,386)

The change in the balance sheet deferred tax accounts reflect deferred income tax expense, the deferred tax impact of other comprehensive income items and preliminary purchase accounting adjustments related to the Merger.

At December 31, 2011, $268.4 million of federal net operating losses, $205.8 million of state net operating losses and $26.1 million of foreign net operating losses were available for carry forward. In addition, foreign tax credits of $129.3 million relating to the anticipated tax credits that will be available when foreign earnings will be repatriated were recorded. The losses generally expire within a period of three to 20 years, with some foreign losses available indefinitely. The foreign tax credit expiration period is 10 years which will begin when the credits become realized. We have valuation allowances of $8.1 million associated with state net operating losses, $5.7 million associated with foreign loss carry forwards, and approximately $4.4 million associated with certain foreign deferred tax assets due to uncertainties regarding their realizability. The net valuation allowance increased by $2.9 million in 2011 due primarily to state operating losses. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

We provide tax reserves for federal, state, local and international uncertain tax positions. The development of these tax positions requires subjective, critical estimates and judgments about tax matters, potential outcomes and timing. Although the outcome of open tax examinations is uncertain, in management's opinion, adequate provisions for income taxes have been made for potential liabilities resulting from these reviews. If actual outcomes differ materially from these estimates, they could have a material impact on our financial condition and results of operations. Differences between actual results and assumptions, or changes in assumptions in future periods, are recorded in the period they become known. To the extent additional information becomes available prior to resolution, such accruals are adjusted to reflect probable outcomes.

At December 31, 2011 and 2010, we had $38.3 million and $35.6 million, respectively, of unrecognized tax benefits that were classified as long-term liabilities, of which $23.3 million and $21.8 million, respectively, would favorably impact our effective tax rate, if recognized. The reconciliation of the allowance for uncertain tax positions is as follows (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Balance at beginning of year	$28,105	$22,155
Net additions for tax positions of prior years	773	11,003
Net reductions for tax positions of prior years	(43)	(4,388)
Net additions on positions related to the current year	2,061	2,499
Settlements	(175)	(1,316)
Reductions resulting from a lapse of the applicable statute of limitation	(1,394)	(1,848)
Balance at end of year	29,327	28,105
Accrued interest and penalties	8,968	7,483
Gross unrecognized income tax benefit	$38,295	$35,588

Our continuing practice is to recognize interest and penalties related to income tax matters in income tax expense. We recognized an increase of net interest and penalties in the consolidated statement of operations of approximately $1.5 million in 2011 comprised of an increase of $1.6 million associated with ongoing accruals and a decrease of $0.1 million associated with releases. In 2010, we recognized an increase of net interest and penalties in the consolidated statement of operations of approximately $0.6 million comprised of an increase of $0.9 million associated with ongoing accruals and a decrease of $0.3 million associated with releases. Additionally, $8.9 million and $7.4 million of interest and penalties were recorded in the consolidated balance sheets as of December 31, 2011 and 2010, respectively.

We operate in multiple tax jurisdictions with varying rates, both inside and outside the United States and are routinely under audit by federal, state and foreign tax authorities. These reviews can involve complex matters that may require an extended period of time for resolution. Our U.S. federal income tax returns have been examined and primarily settled through fiscal year 2007. In addition, we have ongoing audits in various state and local jurisdictions, as well as audits in various foreign jurisdictions. In general, the tax years 2006 through 2011 remain open in the major taxing jurisdictions, with some state and foreign jurisdictions remaining open longer, as the result of net operating losses and longer statutes.

It is reasonably possible that the total amount of unrecognized tax benefits could decrease within the next twelve months by $3.0 million to $4.0 million. This decrease would result from the expiration of the statute of limitations and the completion of tax examinations in multiple jurisdictions.

The cumulative undistributed earnings of our foreign subsidiaries were approximately $764.9 million and $756.3 million at December 31, 2010, and 2009, respectively. As a result of the Merger, we determined that our foreign earnings would no longer be permanently reinvested. We have provided deferred taxes on the cumulative undistributed earnings as of the date of the Merger as an adjustment to goodwill, net of the anticipated foreign tax credit. Tax on foreign earnings subsequent to the Merger was provided for as part of income tax expense.

Income taxes paid were $3.7 million, $80.3 million, $184.3 million and $91.6 million for the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Equity

Under the terms of Centaur’s Amended and Restated Limited Partnership Agreement dated November 4, 2011, the limited partners contributed 100% of the capital to the partnership. The general partner is not required to make capital contributions to the partnership. Net income (loss) and distributions are allocated to the general and limited partners in proportion to their respective capital contributions.

Prior to the Merger, we were authorized to issue up to 225,000,000 shares of common stock, $0.001 par value (the "Common Stock") and up to 50,000,000 shares of preferred stock, $0.001 par value. The number of shares of Common Stock issued and outstanding as of December 31, 2010 was 71,995,502. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the year ended December 31, 2010 (Predecessor), there were no preferred stock shares issued or outstanding.

Incentive Compensation Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Incentive Compensation Plans
Incentive Compensation Plans

Equity-based compensation expense was recognized in the consolidated statements of operations as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Rental expenses	$—	$4,331	$5,149	$4,974
Cost of sales	11	719	1,008	978
Selling, general and administrative expenses	295	76,304	26,624	26,554
Pre-tax equity-based compensation expense	306	81,354	32,781	32,506
Less: Income tax benefit	(118)	(28,953)	(11,130)	(10,851)
Total equity-based compensation expense, net of tax	$188	$52,401	$21,651	$21,655

Investment Plan

We have an Investment Plan intended to qualify as a deferred compensation plan under Section 401(k) of the Internal Revenue Code of 1986. The Investment Plan is available to all domestic employees and we match employee contributions up to a specified limit. During the period from November 4 through December 31, 2011 (Successor), the period from January 1 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), respectively, matching contributions charged to expense were approximately $0.9 million, $9.3 million, $9.3 million and $9.5 million, respectively.

Equity Based Plans (Successor)

Profits Interest (Successor)

On November 11, 2011, the Board of Directors of Chiron Holdings GP, Inc. (“Holdings GP”), in its capacity as general partner of Chiron Guernsey Holdings L.P. Inc. (the “Limited Partnership”), approved the Chiron Guernsey Holdings L.P. Inc. Executive Equity Incentive Plan (the “Executive Plan”). The maximum aggregate number of interest units (“Profits Interest Units”) available for awards under the Executive Plan is 23,352,534.68, subject to adjustment as provided for in the plan. The vesting terms and expiration of each award shall be fixed by the general partner. The distribution threshold for awards granted under this plan is established by the general partner.

For incentive equity awards granted during the period of November 4, 2011 through December 31, 2011 (Successor), a portion of the awards granted vests incrementally over a period of four years. The remaining portion of awards granted during the period of November 4, 2011 through December 31, 2011 (Successor) vest at graduated levels upon the attainment of certain performance conditions established by the general partner. The performance conditions are based on achieving certain levels of multiple of invested capital and subject to the satisfaction of market conditions based upon the occurrence of a major liquidity event in the future. Subject to certain limitations, the distribution threshold (i.e., the aggregate amount that limited partnership units granted prior to the grant of the Profits Interest Unit awards would receive upon a liquidation of the Limited Partnership before distributions would commence being made with respect to the Profits Interest Unit) for awards granted during the period of November 4, 2011 through December 31, 2011 (Successor) is $1,714,808,674, and distributions to be made in respect of any unvested awards shall be deferred and retained by the Limited Partnership until the date, if any, on which such awards become vested, at which point the distributions will be made.

The weighted-average estimated fair value of service-based and performance-based Profits Interest Units granted during the period of November 4, 2011 through December 31, 2011 (Successor) was $1.33 and $1.15 per unit, respectively using the Black-Scholes-Merton option pricing model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Profits Interest Units. The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Profits Interest Units (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Post-Merger assumptions were determined as follows. The expected stock volatility is based on the Company’s historical volatility over the previous five year period, which is the expected holding period. This historical volatility was increased to incorporate the implied volatility associated with the Company’s increase in leverage from historical levels. The expected dividend yield is zero. The risk-free interest rate for the period was based on the U.S. Treasury yield curve in effect at the time of grant. The expected life is based on the estimated holding period until a major liquidity event.

A summary of our Profits Interest Unit (“PIU”) activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands, except weighted average grant date fair value):

	Service-based	Performance-based	Total	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
PIU outstanding – November 4, 2011	—	—	—	$—
Granted	6,445	6,446	12,891	$1.24
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
PIU outstanding – December 31, 2011	6,445	6,446	12,891	$1.24	N/A	$15,985
PIU exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

As of December 31, 2011, there was $7.4 million  and $6.7 million of total unrecognized compensation cost, net of estimated forfeitures, related to non-vested service-based and performance-based Profits Interest Units, respectively, granted under our plan subsequent to the Merger.  The unrecognized compensation cost for the service-based awards is expected to be recognized over a weighted average period of 3.8 years. The unrecognized compensation cost of the performance-based awards is expected to be recognized as it becomes probable the market condition will be satisfied. There is no contractual term for the PIU agreements, however, with certain consent of the Limited Partnership and plan participants, the general partner may amend, alter, suspend, discontinue, or terminate the Executive Plan or any portion thereof at any time.

Appreciation Rights (Successor)

On December 14, 2011, the Board of Directors of Holdings GP, in its capacity as general partner of the Limited Partnership, approved the Chiron Guernsey Holdings L.P. Inc. Appreciation Rights Plan (the “Appreciation Rights Plan”). The maximum aggregate number of Class A-2 interests (“Appreciation Rights”) in respect of which awards can be issued under the Appreciation Rights Plan is 4,455,173.55, subject to adjustment as provided for in the plan. The base price of units granted under this plan is established by the administrator (the compensation committee of the board of the general partner, or any committee or subcommittee thereof to which the compensation committee of the board delegates authority to administer the Appreciation Rights Plan) as of the date of grant, which may not be less than the fair market value of a Class A-2 interest as of the date of grant. The vesting terms and expiration of each award shall be fixed by the administrator.

For incentive equity awards granted in 2011, a portion of the awards granted vest in full upon the earlier of a change in control of the Limited Partnership or the fourth anniversary of the date of grant. The remaining portion of awards granted in 2011 vest at graduated rates upon the attainment of certain performance metrics established by the administrator and subject to the satisfaction of certain market conditions based upon the occurrence of a major liquidity event in the future. Upon exercise or redemption of vested awards, employees generally receive a cash payment equal to the product of the excess, if any, of the fair market value of a Class A-2 interest at the time of exercise or redemption over the base price times the number of Class A-2 interests under the award.

The weighted-average estimated fair value of both time-based and performance-based Appreciation Rights granted during the period of November 4, 2011 through December 31, 2011 (Successor) was $0.81 per unit using the Black-Scholes-Merton option pricing model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Appreciation Rights. The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Appreciation Rights (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Post-Merger assumptions were determined as follows. The expected stock volatility is based on the Company’s historical volatility over the previous five year period, which is the expected holding period. This historical volatility was increased to incorporate the implied volatility associated with the Company’s increase in leverage from historical levels. The expected dividend yield is zero. The risk-free interest rate for the period was based on the U.S. Treasury yield curve in effect at the time of grant. The expected life is based on the estimated holding period until a major liquidity event.

A summary of our Appreciation Rights activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands except exercise price and contractual term):

	Service-based	Performance-based	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Interests outstanding – November 4, 2011	—	—	—	$—
Granted	441	441	882	$5.00
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
Interests outstanding – December 31, 2011	441	441	882	$5.00	9.90	$—
Interests exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

As of December 31, 2011, there was $0.3 million of total unrecognized compensation costs, net of estimated forfeitures, related to each of the non-vested service-based and performance-based Appreciation Rights granted under our plan subsequent to the Merger.  The unrecognized compensation cost for the service-based awards is expected to be recognized over a weighted average period of 4.0 years. The unrecognized compensation cost of the performance-based awards is expected to be recognized as it becomes probable the market condition will be satisfied.

Stock Option Plans (Predecessor)

In connection with the Merger, vesting of stock options, restricted stock awards and restricted stock units was accelerated upon closing of the Merger and the 2004 Employee Stock Purchase Plan (the “ESPP”) was terminated.

In December 1997, the Board of Directors approved the 1997 Management Equity Plan (the “Management Equity Plan”). In January of 2004, the Board of Directors determined that no new equity grants would be made under the Management Equity Plan. The maximum aggregate number of shares of common stock that could be issued in connection with grants under the Management Equity Plan, as amended, was approximately 13.9 million shares, subject to adjustment as provided for in the plan. Outstanding grants under the Management Equity Plan were administered by the Compensation Committee of the Board of Directors. The exercise price and term of options granted under the Management Equity Plan were determined by the Compensation Committee or the entire Board of Directors. However, in no event had the term of any option granted under the Management Equity Plan exceeded ten years.

The 2003 Non-Employee Directors Stock Plan (the “Directors Stock Plan”) became effective on May 28, 2003, and was amended and restated on November 9, 2004, November 15, 2005, November 28, 2006, and December 4, 2007. In May of 2008, upon approval of the Kinetic Concepts, Inc. 2008 Omnibus Stock Incentive Plan, the Board of Directors determined that no new equity grants would be made under the Directors Stock Plan. The maximum aggregate number of shares of common stock that could be issued in connection with grants under the Directors Stock Plan was 400,000 shares, subject to adjustment as provided for in the plan. The exercise price of options granted under this plan was determined as the fair market value of the shares of our common stock, which was equal to the closing price of our common stock on the date that such option was granted. The options granted vest and became exercisable incrementally over a period of three years. The right to exercise an option terminated seven years after the grant date, unless sooner as provided for in the Directors Stock Plan. Outstanding grants under the Directors Stock Plan were administered by the Compensation Committee of the Board of Directors. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), no options to purchase shares of common stock or restricted stock were granted under this plan.

On February 9, 2004, KCI’s shareholders approved the 2004 Equity Plan (the “2004 Equity Plan”) and the ESPP. In May of 2008, upon approval of the Kinetic Concepts, Inc. 2008 Omnibus Stock Incentive Plan, the Board of Directors determined that no new equity grants would be made under the 2004 Equity Plan. The 2004 Equity Plan was effective on February 27, 2004 and reserved for issuance a maximum of 7,000,000 shares of common stock to be awarded as stock options, stock appreciation rights, restricted stock and/or restricted stock units. Of the 7,000,000 shares, 20% could be issued in the form of restricted stock, restricted stock units or a combination of the two. The exercise price of options granted under the 2004 Equity Plan was equal to KCI’s closing stock price on the date that such option was granted. The options granted vested and become exercisable incrementally over a period of four years unless otherwise provided in the option award agreement. The right to exercise an option terminated ten years after the grant date, unless sooner as provided for in the plan. Restricted stock and restricted stock units granted under the 2004 Equity Plan generally vested over a period of three to six years unless otherwise provided in the award agreement. The fair value of the restricted stock and restricted stock units was determined on the grant date based on KCI’s closing stock price. The likelihood of meeting the performance criteria was considered when determining the vesting period on a periodic basis. Restricted stock and restricted stock units granted were classified primarily as equity awards. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), no options to purchase shares of common stock or restricted stock were granted under this plan.

The ESPP became effective in the second quarter of 2004. The maximum number of shares of common stock reserved for issuance under the ESPP was 2,500,000 shares. Under the ESPP, each eligible employee was permitted to purchase shares of our common stock through regular payroll deductions in an amount between 1% and 10% of the employee's compensation for each payroll period, not to exceed $25,000 per year. The ESPP provided for six-month offering periods. Each six-month offering period was composed of an identical six-month purchase period. Participating employees were able to purchase shares of common stock with payroll deductions at a purchase price equal to 85% of the fair market value of the common stock at either the beginning of each offering period or the end of each respective purchase period, whichever price was lower. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), there were approximately 203,000, 218,000 and 281,000 shares of common stock purchased, respectively, under the ESPP.

On May 20, 2008, the shareholders of the company approved the Kinetic Concepts, Inc. 2008 Omnibus Stock Incentive Plan (the “2008 Plan”), which provided for the reservation of 6,125,000 shares of KCI’s common stock, plus any and all shares of common stock that would have been returned to the Directors Stock Plan and the 2004 Equity Plan by reason of expiration of its term or cancellation upon termination of employment or service. The 2008 Plan was administered by the Compensation Committee of the KCI Board of Directors, and provided for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, stock bonuses, cash awards, or any combination of the foregoing. The exercise price per share of stock purchasable under the 2008 Plan was determined by the administrator in its sole discretion at the time of grant but was not less than 100% of the fair market value of the stock on such date. The term of each stock option was fixed by the administrator, but no stock option was exercisable more than ten years after the date such stock option was granted. During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we granted approximately 757,000, 1,236,000 and 1,703,000 options, respectively, to purchase shares of common stock under the 2008 Plan. Additionally, during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we issued approximately 712,000, 464,000 and 465,000 shares of restricted stock and restricted stock units under the 2008 Plan at a weighted average estimated fair value of $48.72, $40.89 and $25.62, respectively.

The weighted-average estimated fair value of stock options granted during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $21.98, $19.02 and $11.48, respectively, using the Black-Scholes-Merton option pricing model. The estimated fair values included the following weighted average assumptions (annualized percentages):

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Expected stock volatility	44.6%	44.4%	43.7%
Expected dividend yield	—	—	—
Risk-free interest rate	2.5%	2.6%	2.2%
Expected life (years)	6.2	6.2	6.2

Pre-Merger assumptions were determined as follows. The expected stock volatility was based on historical volatilities of KCI and other similar entities. The expected dividend yield was 0% as we had historically not paid cash dividends on our common stock. The risk-free interest rates for periods within the contractual life of the option were based on the U.S. Treasury yield curve in effect at the time of grant. We chose to estimate expected life using the simplified method.

A summary of our stock option activity, and related information, for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – January 1, 2011	5,470	$39.20
Granted	757	$46.97
Exercised	(1,067)	$40.94
Forfeited/Expired	(290)	$40.35
Options outstanding – November 3, 2011	4,870	$39.96	6.75	$138,793
Cancelled	(3)	$71.32
Exercised upon closing of the Merger, November 4, 2011	(4,867)	$39.94
Options outstanding – December 31, 2011	—
Exercisable as of December 31, 2011	—

The intrinsic value for stock options is defined as the difference between the current market value and the grant price. The total intrinsic value of stock options exercised during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $15.8 million, $6.4 million and $3.4 million, respectively. Cash received from stock options exercised during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $43.0 million, $12.2 million and $1.9 million, respectively, and the actual tax benefit from stock option exercises totaled $51.8 million, $2.2 million and $1.2 million, respectively. As of December 31, 2011, there is no remaining unrecognized compensation costs related to non-vested stock options granted under our pre-Merger plans.

During the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor), we issued approximately 712,000, 464,000 and 465,000 shares of restricted stock and restricted stock units under our previous equity plans, respectively. The following table summarizes restricted stock activity for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor):

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Unvested shares – January 1, 2011	1,101	$37.41
Granted	712	$48.72
Vested and distributed	(272)	$45.47
Forfeited	(138)	$42.64
Unvested shares – November 3, 2011	1,403	$41.05
Cancelled	(388)	$46.92
Vested and distributed upon closing of the Merger, November 4, 2011	(1,015)	$38.81
Unvested shares - December 31, 2011	—

The weighted average grant date fair value of restricted stock granted during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $48.72, $40.89 and $25.62, respectively. The total fair value of restricted stock which vested during the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was approximately $12.4 million, $7.1 million and $5.4 million, respectively. As of December 31, 2011, there is no remaining unrecognized compensation costs related to non-vested restricted stock granted under our pre-Merger plans.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (loss)

The components of accumulated other comprehensive income are as follows (dollars in thousands):

	Accumulated Foreign Currency Translation Adjustment	Accumulated Derivative Gains (Losses)	Accumulated Other Comprehensive Income (Loss)
Predecessor Balances at January 1, 2009	$17,612	$(8,606)	$9,006
Foreign currency translation adjustment, net of taxes of $(148)	3,822	—	3,822
Net derivative loss, net of taxes of $(2,226)	—	(4,133)	(4,133)
Reclassification adjustment for derivative losses included in income, net of taxes of $3,901	—	7,244	7,244
Predecessor Balances at December 31, 2009	$21,434	$(5,495)	$15,939
Foreign currency translation adjustment, net of taxes of $(118)	(2,923)	—	(2,923)
Net derivative loss, net of taxes of $(958)	—	(1,780)	(1,780)
Reclassification adjustment for derivative losses included in income, net of taxes of $3,330	—	6,185	6,185
Predecessor Balances at December 31, 2010	$18,511	$(1,090)	$17,421
Foreign currency translation adjustment, net of taxes of $(68)	1,836	—	1,836
Net derivative loss, net of taxes of $(876)	—	(1,627)	(1,627)
Reclassification adjustment for derivative losses included in income, net of taxes of $1,463	—	2,717	2,717
Predecessor Balances at November 3, 2011	$20,347	$—	$20,347
Elimination of pre-merger balance through purchase accounting	(20,347)	—	(20,347)
Foreign currency translation adjustment, net of taxes of $278	(5,841)	—	(5,841)
Successor Balances at December 31, 2011	$(5,841)	$—	$(5,841)

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Intellectual Property Litigation

As the owner and exclusive licensee of patents, from time to time, we are a party to proceedings challenging these patents, including challenges in U.S. federal courts, foreign courts, foreign patent offices and the U.S. Patent and Trademark Office (“USPTO”). Additionally, from time to time, we are a party to litigation we initiate against others we contend infringe these patents, which often results in counterclaims regarding the validity of such patents. It is not possible to reliably predict the outcome of the proceedings described below. However, if we are unable to effectively enforce our intellectual property rights, third parties may become more aggressive in the marketing of competitive products around the world.

KCI/Wake Forest/Smith & Nephew U.S. Intellectual Property Litigation

In 1993, KCI exclusively licensed several patent applications from Wake Forest University relating to negative pressure wound therapy (“NPWT”) that ultimately issued in several countries. In the following years, KCI developed and began marketing V.A.C.® Therapy, the first commercially available NPWT system. In 2003, BlueSky Medical launched the first competitive NPWT system. Unlike KCI, BlueSky commercialized a gauze-based system that utilized pumps manufactured by Medela AG (“Medela”). Shortly thereafter, KCI and Wake Forest sued BlueSky and Medela for infringement of the patents KCI licensed from Wake Forest. Following a jury trial in the Federal District Court for the Western District of Texas (“Western District”) in 2006, a judgment was entered holding that BlueSky's gauze-based NPWT system did not infringe these patents. That judgment was appealed to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”), which affirmed the judgment of the trial court. In April 2007, Smith & Nephew PLLC acquired BlueSky and began commercializing NPWT products. Shortly thereafter, in May 2007, KCI and Wake Forest filed a patent infringement lawsuit against Smith & Nephew asserting patent infringement. In January 2009, Smith & Nephew launched a foam-based NPWT system at which point KCI and Wake Forest amended their claims against Smith & Nephew to assert additional patent claims. This case was tried by a jury in February 2010. Following the trial, the jury found that the patent claims asserted were not invalid and also found that Smith & Nephew was infringing the asserted patent claims. However, in October 2010, the Western District granted a motion for judgment as a matter of law filed by Smith & Nephew and entered an order invalidating the Wake Forest patent claims asserted in the case. This decision followed the revocations of the UK and German equivalents of the Wake Forest patents and was later followed by the revocation of the Australian equivalent. The litigation resulting in these revocations is detailed below. Wake Forest appealed this decision to the Federal Circuit.

Since 2009, a host of companies began offering NPWT systems, both gauze-based and foam-based, across the globe. None of these companies licensed the Wake Forest patents. To the contrary, many initiated proceedings, in courts and with patent offices, seeking to have the patents declared invalid. These proceedings are also detailed below.

In light of the multiple rulings declaring the patents invalid, KCI reassessed the validity of the patents and determined that continued payment of the royalties scheduled under the 1993 license agreement with Wake Forest was inappropriate. KCI withdrew from the Smith & Nephew litigation and on February 28, 2011, filed suit in the Western District seeking a declaratory judgment that, among other things, KCI no longer owes royalties to Wake Forest because the relevant patent claims are invalid or not infringed. Historical royalties under the license agreement, although disputed, were accrued through February 27, 2011 and are reflected in our condensed consolidated financial statements. For the year ended December 31, 2010, royalty payments to Wake Forest under the license agreement were approximately $86 million. No royalty payments were made to Wake Forest during the first nine months of 2012 or the year ended December 31, 2011.

On March 18, 2011, Wake Forest provided KCI with written notice of termination of the license agreement and filed suit in Forsyth County Superior Court, North Carolina, alleging breach of contract by KCI. In its termination notice, Wake Forest demanded that KCI cease manufacturing and selling licensed products. KCI subsequently removed that action from state court to the Federal District Court for the Middle District of North Carolina, after which Wake Forest amended its complaint to add allegations of patent infringement. KCI moved to have the North Carolina case transferred to the Western District, and Wake Forest moved to have the case in the Western District transferred to the Middle District of North Carolina. On July 26, 2011, the Western District denied Wake Forest's motion to transfer the case. Accordingly, the litigation between Wake Forest and KCI will proceed in the Western District of Texas. Contemporaneous with the denial of Wake Forest's motion to transfer, the Western District stayed the action pending a decision by the Court of Appeals for the Federal Circuit in the Smith & Nephew litigation described above.

On August 13, 2012, the Court of Appeals for the Federal Circuit reversed the ruling of the District Court in the Smith & Nephew litigation, and remanded the case for resolution of several outstanding motions. The decision addressed the sufficiency of evidence before the jury and the procedural posture that resulted, in the view of the panel, that the lower court was bound by the jury findings in that case alone. It did not construe any prior art or rule that the patent claims are valid as a matter of law. Smith & Nephew subsequently filed a motion for an extension of time to file a motion for rehearing en banc at the Federal Circuit Court of Appeals. Smith & Nephew timely filed their brief and at least four amicus briefs have been filed, including one from the Federal Circuit Bar Association, in support of their position that the court cannot be bound by the advisory verdict of the jury on the question of obviousness.

The August 13, 2012 decision did not construe any prior art or rule that the patent claims are valid as a matter of law, and therefore does not alter our assessment that the Wake Forest patents are invalid. On November 1, 2012, Smith & Nephew announced it had reached a global settlement with Wake Forest to resolve all patent disputes between them related to NPWT. The case between Wake Forest and KCI remains stayed, but the stay may be lifted following the disposition of the appeal between Wake Forest and Smith & Nephew and the amicus parties following the settlement between Wake Forest and Smith & Nephew. KCI continues to believe that it does not infringe any valid claims of the Wake Forest patents and that its defenses to Wake Forest's claims are meritorious. We intend to vigorously defend against any such claims and KCI will continue to manufacture and sell V.A.C.® Therapy products. It is not possible to predict the outcome of this litigation nor is it possible to estimate any damages that may be awarded if we are unsuccessful in the litigation. We believe that any damages awarded as a reasonable royalty in this case would be substantially less than our previous royalty obligation to Wake Forest, because the prior license agreement provided KCI with worldwide exclusive rights, whereas any infringement damages in the case would be based on US non-exclusive rights. We also plan to assert multiple counter-claims against Wake Forest which we believe can further reduce our potential exposure to a damages award.

In addition, as a result of the Wake Forest royalty litigation, KCI will not join Wake Forest in the continued enforcement of the Wake Forest Patents against alleged infringers. Instead, KCI intends to withdraw from each of the cases described below that involve the Wake Forest patents.

Other US Intellectual Property Litigation

In May 2007, contemporaneous with the filing of the lawsuit against Smith & Nephew which is detailed above, KCI and Wake Forest filed a case against Medela, for the manufacture, use and sale of NPWT products alleging infringement of the Wake Forest patents. Medela responded by alleging, among other things, that the Wake Forest patents are invalid. Following the October 2010 judgment invalidating the claims in the Wake Forest patents, the case against Medela was stayed and remains stayed to this date. Following the Wake Forest royalty litigation described above, KCI will seek to withdraw from the case when the stay is lifted.

In January 2008, KCI and Wake Forest filed a patent infringement lawsuit against Innovative Therapies, Inc. (“ITI”) in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleged that a NPWT device introduced by ITI in 2007 infringed three Wake Forest patents. ITI responded by alleging, among other things, that the Wake Forest patents are invalid. This case is currently stayed. Following the Wake Forest royalty litigation described above, KCI will seek to withdraw from the case when the stay is lifted.

In December 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Boehringer Wound Systems, LLC, Boehringer Technologies, LP, and Convatec, Inc. in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleged that a NPWT device manufactured by Boehringer and commercialized by Convatec infringed Wake Forest patents. In February 2009, the defendants filed their answer which includes affirmative defenses and counterclaims alleging non-infringement and invalidity of the Wake Forest patents. This case was stayed by the Federal District Court. Following the Wake Forest royalty litigation described above, KCI will seek to withdraw from the case when the stay is lifted.

International Intellectual Property Litigation

In June 2007, Medela filed a patent nullity suit in the German Federal Patent Court against Wake Forest's German patent corresponding to European Patent No. EP0620720 (“the '720 Patent”). In March 2008 and February 2009, Mölnlycke Health Care AB and Smith & Nephew, respectively, joined the nullity suit against the '720 Patent. In March 2009, the German Federal Patent Court ruled that the claims of the '720 Patent were invalid and revoked the German patent corresponding to the '720 Patent. A hearing on Wake Forest's appeal, previously set for April 26, 2012 has been postponed and will be rescheduled for a yet to be determined date in 2013. The patent's statutory term expires in November 2012.

In March 2009, KCI and its affiliates and Wake Forest filed a patent infringement lawsuit asserting the Australian counterpart to the Wake Forest Patents against Smith & Nephew in the Federal Court of Australia, requesting preliminary injunctive relief to prohibit the commercialization of a Smith & Nephew negative pressure wound therapy dressing kit. A full trial on validity and infringement of the Wake Forest patent involved in the case was held in 2010. In September 2011, the Federal Court ruled the asserted claims to be invalid and not infringed by Smith & Nephew's product. Wake Forest is appealing the decision and oral arguments were heard before the appellate court in May 2012. A ruling is still pending. The patent's statutory term expires in November 2012.

LifeCell Litigation

LifeCell Corporation is a party to approximately 260 lawsuits filed by individuals alleging personal injury and seeking monetary damages for failed hernia repair procedures using LifeCell Corporation's AlloDerm products. These cases have been consolidated for case management purposes in Middlesex County, New Jersey. The cases are in the early stages of litigation, and none have been set for trial. Although it is not possible to reliably predict the outcome of the litigation, we believe that our defenses to these claims are meritorious and we will defend against these suits vigorously. We have insurance that covers these claims and lawsuits and believe that after the application of our self-insured retention, which is $500,000 per occurrence for products liability claims, such policies will cover litigation expenses, settlement costs and damage awards, if any, arising from these suits. Our primary products liability carrier has taken the position that these lawsuits constitute multiple occurrences, requiring the exhaustion of multiple self-insured retentions prior to triggering insurance coverage. We believe these lawsuits constitute a single occurrence and will seek coverage under our policies accordingly. If, as we believe, these cases constitute a single occurrence, we do not expect them to have a material impact on our results of operations or our financial position. We are currently in discussions on the subject with our primary products liability carrier. If these cases are deemed to constitute multiple occurrences, the costs of defending each case and any potential settlement or damage award would be borne by the company up to the amount of the self-insured retention for each case. As these cases are in an early stage with much discovery still to be conducted, the plaintiffs have yet to set forth their alleged damages. As such, it is impossible for the company to predict or estimate potential losses.

Other Litigation

In February 2009, we received a subpoena from the U.S. Department of Health and Human Services Office of Inspector General (“OIG”) seeking records regarding our billing practices under the local coverage policies of the four regional Durable Medical Equipment Medicare Administrative Contractors (“DME MACs”). KCI cooperated with the OIG's inquiry and provided substantial documentation to the OIG and the U.S. Attorneys' office in response to its request. On May 9, 2011, KCI received notice that the U.S. Attorneys' office had declined to intervene in qui tam actions filed against KCI on March 20, 2008 and September 29, 2008 by two former employees in the U.S. District Court, Central District of California, Western Division. These cases are captioned United States of America, ex rel. Geraldine Godecke v. Kinetic Concepts, Inc., et al. and United States of America, ex rel. Steven J. Hartpence v. Kinetic Concepts, Inc. et al. The complaints contend that KCI violated the Federal False Claims Act by billing in a manner that was not consistent with the Local Coverage Determinations issued by the DME MACs and seek recovery of monetary damages. These cases were originally filed under seal pending the government's review of the allegations contained therein. Following the completion of the government's review and their decision to decline to intervene in such suits, the live pleadings were ordered unsealed on May 3, 2011. After reviewing the allegations, KCI filed motions seeking the dismissal of the suits on multiple grounds. On January 30, 2012, the Court granted two of KCI's motions dismissing all of the claims in the Hartpence suit and dismissing all of the claims in the Godecke suit with the exception of a retaliation claim, which has been stayed pending the appeal of the dismissed claims. On February 27, 2012 and June 15, 2012, respectively, Hartpence and Godecke each filed a Notice of Appeal to the U.S. Court of Appeals for the Ninth Circuit seeking to reverse the dismissal of their claims by the trial court. KCI fully intends to vigorously defend the appeals.

We are party to several additional lawsuits arising in the ordinary course of our business. Additionally, the manufacturing and marketing of medical products necessarily entails an inherent risk of product liability claims. We maintain multiple layers of product liability insurance coverage and we believe these policies and the amounts of coverage are appropriate and adequate.

Other Commitments and Contingencies

As a healthcare supplier, we are subject to extensive government regulation, including laws and regulations directed at ascertaining the appropriateness of reimbursement, preventing fraud and abuse and otherwise regulating reimbursement under various government programs. The marketing, billing, documenting and other practices are all subject to government oversight and review. To ensure compliance with Medicare and other regulations, regional carriers often conduct audits and request patient records and other documents to support claims submitted by us for payment of services rendered to customers.

We also are subject to routine pre-payment and post-payment audits of medical claims submitted to Medicare. These audits typically involve a review, by Medicare or its designated contractors and representatives, of documentation supporting the medical necessity of the therapy provided by us. While Medicare requires us to obtain a comprehensive physician order prior to providing products and services, we are not required to, and do not as a matter of practice require, or subsequently obtain, the underlying medical records supporting the information included in such claim. Following a Medicare request for supporting documentation, we are obligated to procure and submit the underlying medical records retained by various medical facilities and physicians. Obtaining these medical records in connection with a claims audit may be difficult or impossible and, in any event, all of these records are subject to further examination and dispute by an auditing authority. Under standard Medicare procedures, we are entitled to demonstrate the sufficiency of documentation and the establishment of medical necessity, and we have the right to appeal any adverse determinations. If a determination is made that our records or the patients’ medical records are insufficient to meet medical necessity or Medicare reimbursement requirements for the claims subject to a pre-payment or post-payment audit, we could be subject to denial, recoupment or refund demands for claims submitted for Medicare reimbursement. In the event that an audit results in discrepancies in the records provided, Medicare may be entitled to extrapolate the results of the audit to make recoupment demands based on a wider population of claims than those examined in the audit.

In November 2010, KCI USA, Inc.’s Raleigh, North Carolina office was the subject of a Medicare audit of 31 claims conducted by the Zone Program Integrity Contractor (“ZPIC”).  In May 2011, based on an extrapolation of the ZPIC’s audit results, the ZPIC determined that KCI USA, Inc. had been overpaid by Medicare in the amount of $5.8 million.  We appealed these claims through Redetermination and Reconsideration and reduced the overpayment to $4.2 million.  We will be appealing these claims to the next level of review.  Interest will accrue on the overpayment unless it is overturned on appeal. In addition to challenging the underlying clinical basis for the claims denials, we intend to challenge the validity of the sampling used to extrapolate the overpayment.  If the extrapolation is found to have been invalid, the extrapolation may be rejected even if the actual claims denials on which the extrapolation was based are not overturned. We cannot predict the outcome of theses appeals. However, we do not expect that the final determination of the audit will have a material impact on our results of operations or our financial position. Our other offices could be subjected to similar audits in which overpayments are extrapolated. In addition, Medicare or its contractors could place us on an extended pre-payment review, which could slow our collections process for submitted claims. If Medicare were to deny a significant number of claims in any pre-payment audit, or make any recoupment demands based on any post-payment audit, our business and operating results could be materially and adversely affected. In addition, violations of federal and state regulations regarding Medicare reimbursement could result in severe criminal, civil and administrative penalties and sanctions, including disqualification from Medicare and other reimbursement programs. Going forward, it is likely that we will be subject to periodic inspections, assessments and audits of our billing and collections practices.

In May 2011, LifeCell Corporation received a warning letter from the FDA following an inspection by the FDA at LifeCell in November 2010.  The warning letter primarily related to LifeCell’s failure to submit required documentation to the FDA prior to conduct of certain clinical studies.  The FDA also identified certain non-compliance with FDA regulations covering the promotion of LifeCell’s Strattice Tissue Matrix.  LifeCell submitted a written response to the FDA on May 31, 2011.  On December 20, 2011, the FDA provided a letter indicating that it had evaluated the information provided by LifeCell and the proposed correction action plan, and found the response to be adequate.  The corrective actions may be verified during a future inspection.

As required upon the closing of our second lien notes and senior unsecured notes, we have entered into registration rights agreements with respect to these notes. Under the terms of the registration rights agreements, we must use our commercially reasonable efforts to file a registration statement (the “exchange offer registration statement”) with respect to a registered exchange offer to exchange such notes for new notes with terms substantially identical in all material respects with the notes (except for the provisions relating to the transfer restrictions and payment of additional interest), to cause the exchange offer registration statement to be declared effective by the Securities and Exchange Commission (“SEC”) under the Securities Act and to consummate the exchange offer not later than 365 days following the issuance of the notes (“Exchange Date”).

We intend to conduct the exchange offer in accordance with the provisions of the registration rights agreements for the notes and the applicable requirements of the Securities Act and the related rules and regulations of the SEC.

In the event that the exchange offer is not consummated by the Exchange Date, we will, subject to certain conditions, at our own cost:

•	file a shelf registration statement covering resales of the notes within 30 days after the Exchange Date;

•	use our commercially reasonable efforts to cause a shelf registration statement to be declared effective under the Securities Act; and

•
use our commercially reasonable efforts to keep the shelf registration statement effective for a period of one year from the effective date of the shelf registration statement or such shorter period that will terminate when all of the notes registered thereunder are disposed of in accordance therewith or cease to be outstanding on the date upon which all notes covered by such shelf registration statement become eligible for resale, without regard to volume, manner of sale or other restrictions contained in Rule 144 under the Securities Act.

If the exchange offer has not been consummated and a shelf registration statement covering resales of the notes has not been filed or the shelf registration statement has not been declared effective by the SEC (each, a “notes registration default”), then additional interest will accrue on the aggregate principal amount of the notes from and including the date on which any such notes registration default has occurred to but excluding the date on which all of the notes registration defaults have been cured. Additional interest will accrue at a rate of 0.25% for the first 90 day period after such date and thereafter it will be increased by an additional 0.25% for each subsequent 90 day period that elapses provided that the aggregate increase in such annual interest rate may in no event exceed 1.0%.

 Commitments and Contingencies

Intellectual Property Litigation

As the owner and exclusive licensee of patents, from time to time, we are a party to proceedings challenging these patents, including challenges in U.S. federal courts, foreign courts and the U.S. Patent and Trademark Office (“USPTO”). Additionally, from time to time, we are a party to litigation we initiate against others we contend infringe these patents, which often results in counterclaims regarding the validity of such patents. It is not possible to reliably predict the outcome of the proceedings described below. However, if we are unable to effectively enforce our intellectual property rights, third parties may become more aggressive in the marketing of competitive products around the world.

U.S. Intellectual Property Litigation

For the last several years, KCI and its affiliates have been involved in multiple patent infringement suits where claims under certain Wake Forest Patents were asserted against providers of competing negative pressure wound therapy (“NPWT”) products. In October 2010, the Federal District Court for the Western District of Texas entered an order in the Smith & Nephew case described below, invalidating the Wake Forest patent claims asserted in the case. In light of the ruling, KCI determined that continued payment of the royalties scheduled under the Wake Forest license agreement was inappropriate. On February 28, 2011, KCI filed suit in the Federal District Court for the Western District of Texas seeking a declaratory judgment that KCI no longer owes royalties to Wake Forest based on the patents in suit because the relevant patent claims are invalid or not infringed. Historical royalties under the license agreement were accrued through February 27, 2011 and are reflected in our consolidated financial statements. For the year ended December 31, 2010, royalty payments to Wake Forest under the licensing agreement were approximately $86 million. No royalty payments were made to Wake Forest during the period of November 4, 2011 through December 31, 2011 (Successor) and the period of January 1, 2011 through November 3, 2011 (Predecessor).

On March 18, 2011, Wake Forest provided written notice of termination under the license agreement with KCI and filed suit in Forsyth County Superior Court, North Carolina, alleging breach of contract by KCI. In its termination notice, Wake Forest is demanding that KCI cease manufacturing and selling licensed products. KCI subsequently removed the action from state court to the Federal District Court for the Middle District of North Carolina, after which Wake Forest amended its complaint to add allegations of patent infringement. That action was stayed pending a ruling by the Federal District Court in Texas on a motion to dismiss or transfer filed by Wake Forest there. On July 26, 2011, the Federal District Court in Texas denied Wake Forest’s motions and stayed the action pending a decision by the Court of Appeals for the Federal Circuit in the Smith & Nephew litigation described below. KCI believes that it does not infringe any valid claims of the Wake Forest Patents and that our defenses to any claims are meritorious and we intend to vigorously defend against any such claims and KCI will continue to manufacture and sell V.A.C. ® Therapy products. It is not possible to estimate damages that may result if we are unsuccessful in the litigation. In addition, as a result of the Wake Forest royalty litigation, KCI will not join Wake Forest in the continued enforcement of the Wake Forest Patents against alleged infringers. KCI intends to withdraw from each of the cases described below that involve the Wake Forest Patents and has withdrawn from the appeal of the Smith & Nephew litigation. Oral argument on Wake Forest’s appeal of the Smith & Nephew litigation was heard on February 6, 2012 at the Court of Appeals for the Federal Circuit.

In May 2007, KCI, its affiliates and Wake Forest filed two related patent infringement suits: one case against Smith & Nephew and a second case against Medela, for the manufacture, use and sale of NPWT products which we alleged infringe claims of patents licensed exclusively to KCI by Wake Forest. In October 2010, the Federal District Court for the Western District of Texas entered an order in the Smith & Nephew case invalidating the patent claims involved in the lawsuit. As a result, KCI has initiated the Wake Forest royalty litigation described above, and KCI is not planning to participate in any appeal of the Smith & Nephew litigation. Wake Forest is appealing the decision in the Smith & Nephew litigation. The case against Medela’s gauze-based devices remains pending, but was recently stayed by the Federal District Court.

In January 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Innovative Therapies, Inc. (“ITI”) in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleges that a NPWT device introduced by ITI in 2007 infringes three Wake Forest patents which are exclusively licensed to KCI. This case is currently stayed.

Also in January and June of 2008, KCI and its affiliates filed separate suits in state District Court in Bexar County, Texas, against ITI and several of its principals, all of whom are former employees of KCI. These cases have now been consolidated into a single case. The claims in this case include breach of confidentiality agreements, conversion of KCI technology, theft of trade secrets and conspiracy. We are seeking damages and injunctive relief in the state court case. At this time, the state court case against ITI and its principals is not set for trial.

In December 2008, KCI, its affiliates and Wake Forest filed a patent infringement lawsuit against Boehringer Wound Systems, LLC, Boehringer Technologies, LP, and Convatec, Inc. in the U.S. District Court for the Middle District of North Carolina. The federal complaint alleges that a NPWT device manufactured by Boehringer and commercialized by Convatec infringes Wake Forest patents which are exclusively licensed to KCI. In February 2009, the defendants filed their answer which includes affirmative defenses and counterclaims alleging non-infringement and invalidity of the Wake Forest patents. This case was recently stayed by the Federal District Court.

International Intellectual Property Litigation

In June 2007, Medela filed a patent nullity suit in the German Federal Patent Court against Wake Forest’s German patent corresponding to European Patent No. EP0620720 (“the ‘720 Patent”). In March 2008 and February 2009, Mölnlycke Health Care AB and Smith & Nephew, respectively, joined the nullity suit against the ‘720 Patent. In March 2009, the German Federal Patent Court ruled the German patent corresponding to the ‘720 Patent invalid. KCI is not appealing this decision. A hearing on Wake Forest’s appeal is set for April 26, 2012.

In March 2009, KCI and its affiliates filed a patent infringement lawsuit asserting Australian counterparts to the Wake Forest Patents against Smith & Nephew in the Federal Court of Australia, requesting preliminary injunctive relief to prohibit the commercialization of a Smith & Nephew negative pressure wound therapy dressing kit. The Federal Court issued a temporary injunction in the case which was subsequently overturned by the Full Court of the Federal Court of Australia. A full trial on validity and infringement of the Wake Forest patent involved in the case was held in 2010. In September 2011, the Federal Court ruled the asserted claims to be invalid and not infringed by Smith & Nephew’s product. KCI will not appeal the decision.

In March 2009, KCI's German subsidiary filed a request for a preliminary injunction with the German District Court of Düsseldorf to prevent commercialization of a Smith & Nephew negative pressure wound therapy system that KCI believes infringes the German counterpart of KCI’s European Patent No. EP0777504 (“KCI’s ‘504 Patent”). Following a hearing in July 2009 on this matter, the Court denied KCI’s request for preliminary injunction. Also, in April 2009, KCI's German subsidiary filed a patent infringement lawsuit against Smith & Nephew, GmbH Germany in the German District Court of Mannheim. The lawsuit alleges that the negative pressure wound therapy systems commercialized by Smith & Nephew infringe KCI’s ‘504 Patent and another German patent owned by KCI corresponding to European Patent No. EP0853950 (“KCI’s ‘950 Patent”). A trial was held in October 2009 on KCI’s ‘504 Patent claims, after which the Court dismissed KCI’s infringement allegations. This decision was affirmed on appeal in July 2011. A trial on KCI’s ‘950 Patent claims was held in June 2010, and in September 2010, the Court issued its ruling finding that components used with Smith & Nephew’s negative pressure wound therapy systems infringe KCI’s ‘950 Patent. Smith & Nephew is appealing this decision. In separate actions filed with the German Federal Patent Court, Smith & Nephew has asserted that KCI’s ‘504 Patent and KCI’s ‘950 Patent are invalid. Following hearings in 2011, the Federal Patent Court ruled ‘KCI’s ‘504 Patent and KCI’s ‘950 Patent to be invalid. KCI is appealing those decisions.

In July 2009, KCI and its affiliates filed a patent infringement lawsuit against Smith & Nephew in France alleging infringement of KCI’s ‘504 Patent and KCI’s ‘950 Patent. KCI also filed a request for a preliminary injunction with the Paris District Court in France to prevent commercialization of Smith & Nephew’s NPWT system that KCI believes infringes the French counterpart of KCI’s ‘504 Patent. A hearing on KCI’s request for preliminary injunction was held in October 2009 in France. In November 2009, the Paris District Court denied KCI’s request for a preliminary injunction. On April 29, 2011, the Paris District Court upheld the validity of key claims of KCI’s ‘504 patent but ruled KCI’s ‘504 patent was not infringed by Smith & Nephew’s NPWT systems. The Paris District Court also ruled the asserted claims of KCI’s ‘950 patent invalid. KCI has filed an appeal of this decision.

Also in July 2009, KCI and its affiliates filed patent infringement lawsuits against Smith & Nephew in the United Kingdom alleging infringement of KCI’s ‘504 Patent and KCI’s ‘950 Patent. KCI withdrew its request for a preliminary injunction in the United Kingdom based on KCI’s ‘504 Patent and KCI’s ‘950 Patent and proceeded to trial in May 2010. In June 2010, the Court in the United Kingdom ruled the claims at issue from KCI’s ‘504 Patent and ‘950 Patent to be valid and infringed by Smith & Nephew’s Renasys NPWT systems. In July 2010, the Court ordered that Smith & Nephew be enjoined from further infringement of KCI’s ‘504 Patent and ‘950 Patent. The Court stayed the injunction pending appeal, which was heard on October 18-19, 2010. On November 28, 2010, the Court of Appeal upheld the validity of key claims of both patents and the finding of infringement on KCI’s ‘950 Patent. Smith & Nephew has since notified the Court that it will modify its products to avoid infringement and that its modified NPWT products will stay on the market in the United Kingdom.

LifeCell Litigation

In September 2005, LifeCell Corporation recalled certain human-tissue based products because the organization that recovered the tissue, Biomedical Tissue Services, Ltd. (“BTS”), may not have followed Food and Drug Administration (“FDA”) requirements for donor consent and/or screening to determine if risk factors for communicable diseases existed.  LifeCell Corporation promptly notified the FDA and all relevant hospitals and medical professionals.  LifeCell Corporation did not receive any donor tissue from BTS after September 2005.  LifeCell Corporation was named, along with BTS and many other defendants, in lawsuits relating to the BTS donor irregularities.  These lawsuits generally fell within three categories, (1) recipients of BTS tissue who claim actual injury; (2) suits filed by recipients of BTS tissue seeking medical monitoring and/or damages for emotional distress; and (3) suits filed by family members of tissue donors who did not authorize BTS to donate tissue.

LifeCell Corporation resolved all of those lawsuits which have now been dismissed. The resolution of those lawsuits did not have a material impact on our financial position or results of operations. Subsequently, LifeCell Corporation was served with approximately ten new suits filed by other family members of tissue donors who also allege no authorization was provided. All of these cases have been settled for amounts that will not have a material impact on our results of operations or our financial position.

LifeCell Corporation is a party to approximately 100 lawsuits filed by individuals alleging personal injury and seeking monetary damages for failed hernia repair procedures using LifeCell Corporation’s AlloDerm products. All of these cases are in the early stages of litigation and have not yet been set for trial. Although it is not possible to reliably predict the outcome of the litigation, we believe that the defenses to these claims are meritorious and we will defend them vigorously. We have insurance that covers these claims and lawsuits and believe that after the application of our self-insured retention relating to products liability claims, such policies will cover litigation expenses, settlement costs and damage awards, if any, arising from these suits. Our products liability carrier has taken the initial position that these lawsuits constitute multiple occurrences, requiring the exhaustion of multiple self-insured retentions prior to triggering insurance coverage. We believe these lawsuits constitute a single occurrence and will seek coverage under our policies accordingly. If, as we believe, these cases constitute a single occurrence, we do not expect them to have a material impact on our results of operations or our financial position.

Other Litigation

In February 2009, we received a subpoena from the U.S. Department of Health and Human Services Office of Inspector General (“OIG”) seeking records regarding our billing practices under the local coverage policies of the four regional Durable Medical Equipment Medicare Administrative Contractors (“DME MACs”). KCI cooperated with the OIG’s inquiry and provided substantial documentation to the OIG and the U.S. Attorneys’ office in response to its request. On May 9, 2011, KCI received notice that the U.S. Attorneys’ office had declined to intervene in qui tam actions filed against KCI on March 20, 2008 and September 29, 2008 by two former employees in the U.S. District Court, Central District of California, Western Division. These cases are captioned United States of America, ex rel. Geraldine Godecke v. Kinetic Concepts, Inc., et al. and United States of America, ex rel. Steven J. Hartpence v. Kinetic Concepts, Inc. et al. The complaints contend that KCI violated the Federal False Claims Act by billing in a manner that was not consistent with the Local Coverage Determinations issued by the DME MACs and seek recovery of monetary damages. These cases were originally filed under seal pending the government’s review of the allegations contained therein. Following the completion of the government’s review and their decision to decline to intervene in such suits, the live pleadings were ordered unsealed on May 3, 2011. After reviewing the allegations, KCI filed motions seeking the dismissal of the suits on multiple grounds. On January 30, 2012, the Court granted two of KCI’s motions dismissing all of the claims in the Hartpence suit and dismissing all of the claims in the Godecke suit with the exception of a retaliation claim. KCI will defend itself vigorously against this claim. On February 27, 2012, Hartpence filed a Notice of Appeal seeking to reverse the dismissal of his claims by the trial court. KCI will continue its vigorous defense of these claims as well.

We are party to several additional lawsuits arising in the ordinary course of our business. Additionally, the manufacturing and marketing of medical products necessarily entails an inherent risk of product liability claims. We maintain multiple layers of product liability insurance coverage and we believe these policies and the amounts of coverage are appropriate and adequate.

Other Commitments and Contingencies

As a healthcare supplier, we are subject to extensive government regulation, including laws and regulations directed at ascertaining the appropriateness of reimbursement, preventing fraud and abuse and otherwise regulating reimbursement under various government programs. The marketing, billing, documenting and other practices are all subject to government oversight and review. To ensure compliance with Medicare and other regulations, regional carriers often conduct audits and request patient records and other documents to support claims submitted by us for payment of services rendered to customers.

We also are subject to routine pre-payment and post-payment audits of medical claims submitted to Medicare. These audits typically involve a review, by Medicare or its designated contractors and representatives, of documentation supporting the medical necessity of the therapy provided by us. While Medicare requires us to obtain a comprehensive physician order prior to providing products and services, we are not required to, and do not as a matter of practice require, or subsequently obtain, the underlying medical records supporting the information included in such claim. Following a Medicare request for supporting documentation, we are obligated to procure and submit the underlying medical records retained by various medical facilities and physicians. Obtaining these medical records in connection with a claims audit may be difficult or impossible and, in any event, all of these records are subject to further examination and dispute by an auditing authority. Under standard Medicare procedures, we are entitled to demonstrate the sufficiency of documentation and the establishment of medical necessity, and we have the right to appeal any adverse determinations. If a determination is made that our records or the patients’ medical records are insufficient to meet medical necessity or Medicare reimbursement requirements for the claims subject to a pre-payment or post-payment audit, we could be subject to denial, recoupment or refund demands for claims submitted for Medicare reimbursement. In the event that an audit results in discrepancies in the records provided, Medicare may be entitled to extrapolate the results of the audit to make recoupment demands based on a wider population of claims than those examined in the audit. In November 2010, KCI USA, Inc.’s Raleigh, North Carolina office was the subject of a Medicare audit of 31 claims conducted by the Zone Program Integrity Contractor (“ZPIC”).  In May 2011, based on an extrapolation of the ZPIC’s audit results, the ZPIC determined that KCI USA, Inc. had been overpaid by Medicare in the amount of $5.8 million.  We appealed these claims to Redetermination and reduced the overpayment to $5.1 million.  We have appealed these claims to the next level of review.  Recoupment of the overpayment was stayed pending appeal and interest will accrue on the overpayment unless it is overturned on appeal. In addition to challenging the underlying clinical basis for the claims denials, we intend to challenge the validity of the sampling used to extrapolate the overpayment.  If the extrapolation is found to have been invalid, the extrapolation may be rejected even if the actual claims denials on which the extrapolation was based are not overturned. We cannot predict the outcome of theses appeals. However, we do not expect that the final determination of the audit will have a material impact on our results of operations or our financial position. Our other offices could be subjected to similar audits in which overpayments are extrapolated. In addition, Medicare or its contractors could place us on an extended pre-payment review, which could slow our collections process for submitted claims. If Medicare were to deny a significant number of claims in any pre-payment audit, or make any recoupment demands based on any post-payment audit, our business and operating results could be materially and adversely affected. In addition, violations of federal and state regulations regarding Medicare reimbursement could result in severe criminal, civil and administrative penalties and sanctions, including disqualification from Medicare and other reimbursement programs. Going forward, it is likely that we will be subject to periodic inspections, assessments and audits of our billing and collections practices.

In May 2011, LifeCell Corporation received a warning letter from the FDA following an inspection by the FDA at LifeCell in November 2010.  The warning letter primarily related to LifeCell’s failure to submit required documentation to the FDA prior to conduct of certain clinical studies.  The FDA also identified certain non-compliance with FDA regulations covering the promotion of LifeCell’s Strattice Tissue Matrix.  LifeCell submitted a written response to the FDA on May 31, 2011.  LifeCell is cooperating with the FDA and believes that the corrective actions it has taken will resolve the FDA’s concerns without a material impact on the LifeCell’s business.  However, we cannot give any assurances that the FDA will be satisfied with its response to the warning letter or as to the expected date of the resolution of the matters included in the warning letter.

As required upon the closing of our second lien notes and senior unsecured notes, we have entered into registration rights agreements with respect to these notes. Under the terms of the registration rights agreements, we must use our commercially reasonable efforts to file a registration statement for each of the second lien notes and senior unsecured notes (the “exchange offer registration statements”) with respect to a registered exchange offer to exchange such notes for new notes with terms substantially identical in all material respects with the notes (except for the provisions relating to the transfer restrictions and payment of additional interest), to cause the exchange offer registration statement to be declared effective by the Securities and Exchange Commission (“SEC”) under the Securities Act and to consummate the exchange offer not later than 365 days following the issuance of the notes (“Exchange Date”).

We intend to conduct each exchange offer in accordance with the provisions of the registration rights agreements for the notes and the applicable requirements of the Securities Act and the related rules and regulations of the SEC.

In the event that the exchange offer is not consummated by the Exchange Date, we will, subject to certain conditions, at our own cost:

•	file a shelf registration statement covering resales of the notes within 30 days after the Exchange Date;

•	use our commercially reasonable efforts to cause a shelf registration statement to be declared effective under the Securities Act; and

•
use our commercially reasonable efforts to keep the shelf registration statement effective for a period of one year from the effective date of the shelf registration statement or such shorter period that will terminate when all of the notes registered thereunder are disposed of in accordance therewith or cease to be outstanding on the date upon which all notes covered by such shelf registration statement become eligible for resale, without regard to volume, manner of sale or other restrictions contained in Rule 144 under the Securities Act.

If the exchange offer has not been consummated and a shelf registration statement covering resales of the notes has not been filed or the shelf registration statement has not been declared effective by the SEC (each, a “notes registration default”), then additional interest will accrue on the aggregate principal amount of the notes from and including the date on which any such notes registration default has occurred to but excluding the date on which all of the notes registration defaults have been cured. Additional interest will accrue at a rate of 0.25% for the first 90 day period after such date and thereafter it will be increased by an additional 0.25% for each subsequent 90 day period that elapses provided that the aggregate increase in such annual interest rate may in no event exceed 1.0%.

As of December 31, 2011, our commitments for the purchase of new product inventory were $34.1 million, including approximately $3.5 million of disposable products from our main disposable supplier, $3.2 million from our major electronic board and touch panel suppliers and $13.3 million for inventory related to our LifeCell business, including $8.0 million for inventory commitments under our Novadaq sales and marketing agreement. Of the total inventory commitments at December 31, 2011, we expect $26.1 million to occur in 2012, $3.0 million in 2013 and $5.0 million in 2014. In addition, as of December 31, 2011, our commitments for the purchase of services were $7.9 million of which we expect $5.4 million in 2012 and $2.5 million in 2013.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

On November 4, 2011, in connection with the Merger, entities affiliated with the Sponsors (the “Managers”) entered into services agreements and material event services agreements with KCI and LifeCell or, in certain cases, their affiliates (the “Services Agreements”), pursuant to which the Managers will provide strategic and consulting services, including financing and strategic business planning and analysis services, to KCI, LifeCell and/or their subsidiaries, parent entities and controlled affiliates. Pursuant to the Services Agreements, the Managers are entitled to receive an annual consulting fee, as well as certain fees for specified material events, including sales of KCI or LifeCell and refinancings. The Managers will also receive reimbursement of reasonable out-of-pocket expenses incurred in connection with the provision of services pursuant to the Services Agreements. The Services Agreements will continue indefinitely unless terminated by the consent of all the parties thereto. However, the Services Agreements will terminate automatically upon an initial public offering of KCI, LifeCell or one of their subsidiaries, parent entities or controlled affiliates, unless KCI or LifeCell or, in certain cases, an affiliate of KCI or LifeCell, as applicable, elects by prior written notice to continue the Services Agreements. The Services Agreements may also terminate upon certain change of control events involving KCI or LifeCell. On November 4, 2011, the Managers also entered into an indemnification agreement with the Company and its parent entities (the “Indemnification Agreement”). The Indemnification Agreement contains customary exculpation and indemnification provisions in favor of the Managers and certain of their affiliates. During the period of November 4, 2011 through December 31, 2011 (Successor), we paid management fees of $0.8 million to the Managers. We expect to pay approximately $5.1 million in management fees to the Managers during each of the years ended December 2012 through the term of the agreements.

On November 4, 2011, in connection with the Merger, we paid $51.2 million in entry fees to the Managers.

Disposition of Assets	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Sale of Therapeutic Support System Assets
Sale of Therapeutic Support Systems Assets

On August 15, 2012, we announced that we had entered into an asset purchase agreement with Getinge. The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our TSS product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. The historical results of operations of the disposal group, excluding the allocation of general corporate overhead, are reported as discontinued operations in the condensed consolidated statements of operations.

The Company plans to use the net proceeds from the sale to reinvest in its core business and look for growth opportunities.  If the Company has not reinvested all of the proceeds within one year, it must use the remaining amount to repay its long-term debt obligations.

The operating results of the TSS product portfolio included in discontinued operations for the three and nine month periods ended September 30, 2012 and 2011 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor

Revenue	$52,673	$61,817	$168,107	$194,967
Earnings (loss) before income taxes	$3,305	$8,130	$(5,984)	$33,893
Income tax expense (benefit)	$1,273	$1,203	$(2,304)	$7,006
Earnings (loss) from discontinued operations	$2,032	$6,927	$(3,680)	$26,887

The major components of assets and liabilities related to the disposition of the TSS product portfolio as of September 30, 2012 were as follows (in thousands):

September 30, 2012

Current assets	$33,335
Property and equipment	58,675
Other assets	16,678
Total assets	$108,688

Current liabilities	$9,812
Deferred income taxes, noncurrent	8,527
Total liabilities	$18,339

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

On August 15, 2012, we announced that we had entered into an asset purchase agreement with Getinge. The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our TSS product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. The historical results of operations of the disposal group, excluding the allocation of general corporate overhead, are reported as discontinued operations in the condensed consolidated statements of operations.

The Company plans to use the net proceeds from the sale to reinvest in its core business and look for growth opportunities.  If the Company has not reinvested all of the proceeds within one year, it must use the remaining amount to repay its long-term debt obligations.

The operating results of the TSS product portfolio included in discontinued operations for the three and nine month periods ended September 30, 2012 and 2011 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor

Revenue	$52,673	$61,817	$168,107	$194,967
Earnings (loss) before income taxes	$3,305	$8,130	$(5,984)	$33,893
Income tax expense (benefit)	$1,273	$1,203	$(2,304)	$7,006
Earnings (loss) from discontinued operations	$2,032	$6,927	$(3,680)	$26,887

The major components of assets and liabilities related to the disposition of the TSS product portfolio as of September 30, 2012 were as follows (in thousands):

September 30, 2012

Current assets	$33,335
Property and equipment	58,675
Other assets	16,678
Total assets	$108,688

Current liabilities	$9,812
Deferred income taxes, noncurrent	8,527
Total liabilities	$18,339

Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment and Geographic Information
Segment Information

The Centaur Companies are engaged in the rental and sale of advanced wound care systems, regenerative medicine products and therapeutic support systems. The Centaur Companies have operations in over 25 countries.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. Our two global operating segments also represent our reporting units as defined by the Codification. In most countries where we operate, our product lines are marketed and serviced by the same infrastructure and, as such, we have allocated these costs to the various business units based on allocation methods including rental and sales events, headcount, revenue and other methods as deemed appropriate. We measure segment profit as operating earnings, which is defined as earnings (loss) from continuing operations before interest and other income, interest expense, foreign currency gains and losses, and income taxes. All intercompany transactions are eliminated in computing revenue and operating earnings.

Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Revenue:
AHS	$329,651	$371,100	$986,157	$1,067,604
LifeCell	106,222	97,441	320,364	286,785
Total revenue	$435,873	$468,541	$1,306,521	$1,354,389

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Operating earnings:
AHS (1)	$114,833	$146,235	$277,191	$372,280
LifeCell (1)	28,864	27,511	75,503	80,424
Non-allocated costs:
General headquarter expense	(5,519)	(15,748)	(19,545)	(42,469)
Equity-based compensation	(197)	(7,859)	(1,186)	(23,738)
Merger-related and other expenses (2)	(21,685)	(5,996)	(63,750)	(7,202)
Acquired intangible asset amortization (3)	(49,733)	(8,856)	(172,260)	(26,567)
Total non-allocated costs	(77,134)	(38,459)	(256,741)	(99,976)
Total operating earnings	$66,563	$135,287	$95,953	$352,728
________________________________

(1)
The three months ended September 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory of $24.6 million and $2.8 million, respectively, to our AHS and LifeCell operating segments. The nine months ended September 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the purchase accounting adjustments related to the step up in value of RME and inventory of $87.0 million and $19.7 million, respectively, to our AHS and LifeCell operating segments. In addition, our AHS operating segment includes $12.4 million and $9.7 million impairment charges recorded during the first and third quarters of 2012, respectively, associated with certain production equipment at our AHS manufacturing plant and inventory associated with our V.A.C. Via product.

(2)
The three and nine months ended September 30, 2012 includes expenses related to the Merger for seller transaction costs, management fees and restructuring-related expenses as well as business optimization expenses. In addition, the three and nine months ended September 30, 2012 and 2011 includes expenses related to our global business transformation efforts.

(3)
The three and nine months ended September 30, 2011 includes amortization of acquired intangible assets related to our purchase of LifeCell in May 2008. The three and nine months ended September 30, 2012 includes amortization of acquired intangible assets related to our Merger in November 2011.

Segment and Geographic Information

The Centaur Companies are engaged in the rental and sale of advanced wound care systems, regenerative medicine products and therapeutic support systems. The Centaur Companies have operations in more than 20 countries.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. Our two global operating segments also represent our reporting units as defined by the Codification. In most countries where we operate, our product lines are marketed and serviced by the same infrastructure and, as such, we have allocated these costs to the various business units based on allocation methods including rental and sales events, headcount, revenue and other methods as deemed appropriate. We measure segment profit (loss) as operating earnings (loss), which is defined as income (loss) before interest and other income, interest expense, foreign currency gains and losses, and income taxes. All intercompany transactions are eliminated in computing revenue and operating earnings (loss).

Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Revenue:
AHS	$231,149	$1,181,961	$1,402,035	$1,402,417
LifeCell	73,615	321,451	341,405	285,898
Total revenue	$304,764	$1,503,412	$1,743,440	$1,688,315

Operating earnings (loss):
AHS	$67,506	$412,092	$417,646	$400,031
LifeCell	13,029	89,178	93,948	80,251
Non-allocated costs:
General headquarter expense	(3,948)	(46,837)	(49,312)	(43,153)
Equity-based compensation (1)	(306)	(81,354)	(32,781)	(32,506)
Merger-related expenses (2)	(148,713)	(46,619)	—	—
LifeCell acquisition-related expenses (3)	—	(29,519)	(38,293)	(42,791)
Total non-allocated costs	(152,967)	(204,329)	(120,386)	(118,450)
Total operating earnings (loss)	$(72,432)	$296,941	$391,208	$361,832
_____________________________

(1)	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.

(2)	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.

(3)	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Depreciation and other amortization:
AHS	$44,238	$55,568	$72,474	$62,668
LifeCell	8,670	44,667	57,370	60,248
Other	3,843	17,451	26,621	32,944
	$56,751	$117,686	$156,465	$155,860

Significant non-cash expense other than depreciation and amortization expense includes the Merger-related periodic recognition of cost of sales associated with the application of preliminary purchase accounting adjustments to step up the value of inventory. For the period from November 4 through December 31, 2011, we recognized $2.1 million, $5.3 million and $0.4 million, respectively, in related cost of sales for our AHS and LifeCell business units.

AHS and LifeCell assets are primarily accounts receivable, inventories, goodwill, intangible assets and net property, plant and equipment generally identifiable by product. Other assets include assets related to our divestiture and assets not specifically identifiable to a product, such as cash, deferred income taxes, prepaid expenses, net debt issuance costs and other non-current assets. Information on segment assets are as follows (dollars in thousands):

	December 31,
	2011	2010	2009
	Successor	Predecessor	Predecessor
Total assets:
AHS	$4,977,917	$764,619	$779,464
LifeCell	2,328,671	1,704,337	1,712,376
Other	614,791	607,043	546,725
	$7,921,379	$3,075,999	$3,038,565

AHS and LifeCell gross capital expenditures primarily relate to manufactured rental assets, manufacturing equipment, and computer hardware and software identifiable by product. Other capital expenditures include those related to our divestiture and those not specifically identifiable to a product, such as the purchase of land and the construction of our global headquarters building, leasehold improvements, and computer hardware and software. The following table contains information on gross capital expenditures (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Gross capital expenditures:
AHS	$10,080	$5,842	$10,212	$17,140
LifeCell	7,047	10,832	10,099	9,113
Other	18,881	81,882	65,572	77,036
	$36,008	$98,556	$85,883	$103,289

Other selected geographic financial information is presented separately for the successor and predecessor periods. In the successor presentation, the Bailiwick of Guernsey represents the domestic location and in the predecessor presentation, the United States represents the domestic location. Revenues are attributed to countries based on the location of our entity providing the products or services. Information on the geographical location of select financial information is as follows (dollars in thousands):

Period from November 4 through December 31, 2011

Successor
Geographic location of revenue:
Domestic	$—
United States	235,886
Other foreign	68,878
Total revenue	$304,764

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Geographic location of revenue:
Domestic	$1,155,832	$1,352,323	$1,302,095
Foreign	347,580	391,117	386,220
Total revenue	$1,503,412	$1,743,440	$1,688,315

December 31, 2011
Successor
Geographic location of long-lived assets (1):
Domestic	$—
United States	360,365
Other foreign	184,982
Total long-lived assets	$545,347
_____________________________

(1)	Long-lived assets exclude intangible assets.

	December 31,
	2010	2009
	Predecessor	Predecessor
Geographic location of long-lived assets (1):
Domestic	$184,131	$198,211
Foreign	86,932	97,844
Total long-lived assets	$271,063	$296,055
_____________________________

(1)	Long-lived assets exclude intangible assets.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

The unaudited consolidated results of operations by quarter are summarized below (in thousands):

	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 3,	Period from November 4 through December 31,
	2011	2011	2011	2011	2011
	Predecessor	Predecessor	Predecessor	Predecessor	Successor
Revenue	$432,578	$453,270	$468,541	$149,023	$304,764
Gross profit	$264,258	$290,287	$310,607	$96,421	$175,861
Operating earnings (loss)	$100,777	$116,664	$135,287	$(55,787)	$(72,432)
Earnings (loss) from continuing operations	$58,236	$71,647	$83,799	$(54,845)	$(118,696)
Earnings from discontinued operations	$10,182	$9,778	$6,927	$5,214	$3,827
Net earnings (loss)	$68,418	$81,425	$90,726	$(49,631)	$(114,869)

	Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	Predecessor	Predecessor	Predecessor	Predecessor
Revenue	$410,954	$430,412	$442,346	$459,728
Gross profit	$243,149	$256,877	$266,717	$278,200
Operating earnings	$82,975	$89,126	$108,542	$110,565
Earnings from continuing operations	$37,651	$43,574	$66,250	$63,363
Earnings from discontinued operations	$15,062	$10,031	$9,523	$10,630
Net earnings	$52,713	$53,605	$75,773	$73,993

Guarantor Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Guarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor Condensed Consolidating Financial Statements
Guarantor Condensed Consolidating Financial Statements

Our second lien notes and senior unsecured notes are fully and unconditionally guaranteed, jointly and severally, by us and each of our material 100% owned subsidiaries, other than the subsidiaries that are co-issuers of the notes, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries. The non-guarantor subsidiaries do not have any payment obligations under the second lien notes or the senior unsecured notes. Subject to the terms of the second lien notes and senior unsecured notes indentures, the guarantee of a subsidiary guarantor will terminate upon:

            (1) a sale or other disposition (including by way of consolidation or merger) of the capital stock of such guarantor or the sale or disposition of all or substantially all the assets of such subsidiary guarantor (other than to the Company or a restricted subsidiary) otherwise permitted by the second lien notes or senior unsecured notes indentures,

            (2) the designation in accordance with the second lien notes or senior unsecured notes indenture of the guarantor as an unrestricted subsidiary or the occurrence of any event after which the guarantor is no longer a restricted subsidiary,

            (3) defeasance or discharge of the second lien notes or the senior unsecured notes, or

            (4) upon the achievement of investment grade status by the second lien notes or senior unsecured notes; provided that such guarantee shall be reinstated upon the reversion date.

In the event of a bankruptcy, liquidation or reorganization of any non-guarantor subsidiary, such non-guarantor subsidiary will pay the holders of its debt and other liabilities, including its trade creditors, before it will be able to distribute any of its assets to us. In the future, any non-U.S. subsidiaries, immaterial subsidiaries and subsidiaries that we designate as unrestricted subsidiaries under the second lien notes and senior unsecured notes indentures will not guarantee the second lien notes or the senior unsecured notes. As of September 30, 2012, there were no restrictions on the ability of subsidiary guarantors to transfer funds to the parent company.

As a result of the guarantee arrangements, we are presenting the following condensed consolidated balance sheets, statements of operations and comprehensive income (loss), and statements of cash flows of the issuer, the guarantor subsidiaries and the non-guarantor subsidiaries.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
September 30, 2012
(in thousands)
(unaudited)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$398	$246,645	$—	$59,884	$—	$306,927
Accounts receivable, net	—	202,358	54,272	124,992	—	381,622
Inventories, net	—	62,210	68,973	58,412	(65,978)	123,617
Prepaid expenses and other	—	9,006	5,547	335,617	(310,836)	39,334
Assets held for sale	—	65,723	9,070	49,133	(15,238)	108,688
Intercompany receivables	166	1,176,918	2,088,503	837,017	(4,102,604)	—
Total current assets	564	1,762,860	2,226,365	1,465,055	(4,494,656)	960,188

Net property, plant and equipment	—	274,193	99,887	187,922	(148,691)	413,311
Debt issuance costs, net	—	98,393	—	—	—	98,393
Deferred income taxes	—	—	—	22,086	—	22,086
Goodwill	—	2,475,372	996,535	—	—	3,471,907
Identifiable intangible assets, net	—	443,054	2,061,297	187,866	—	2,692,217
Other non-current assets	—	296	149	96,473	(90,900)	6,018
Intercompany loan receivables	—	903,277	333,072	—	(1,236,349)	—
Intercompany investments	1,411,758	257,641	445,578	—	(2,114,977)	—
	$1,412,322	$6,215,086	$6,162,883	$1,959,402	$(8,085,573)	$7,664,120

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$19,361	$12,200	$8,941	$—	$40,502
Accrued expenses and other	—	246,704	228,275	63,974	(187,445)	351,508
Intercompany payables	2,130	485,326	2,365,375	1,249,773	(4,102,604)	—
Current installments of long-term debt	—	23,464	—	—	—	23,464
Deferred income taxes	—	1,086	—	—	—	1,086
Liabilities related to assets held for sale	—	16,427	—	1,912	—	18,339
Total current liabilities	2,130	792,368	2,605,850	1,324,600	(4,290,049)	434,899

Long-term debt, net of current installments and discount	—	4,630,818	—	—	—	4,630,818
Non-current tax liabilities	—	33,098	—	7,484	—	40,582
Deferred income taxes	—	109,148	930,130	70,266	—	1,109,544
Other non-current liabilities	54	36,199	371	1,515	—	38,139
Intercompany loan payables	—	333,072	903,277	—	(1,236,349)	—
Total liabilities	2,184	5,934,703	4,439,628	1,403,865	(5,526,398)	6,253,982

Shareholders' equity	1,410,138	280,383	1,723,255	555,537	(2,559,175)	1,410,138

	$1,412,322	$6,215,086	$6,162,883	$1,959,402	$(8,085,573)	$7,664,120

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444

	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$164,641	$1,741	$40,774	$—	$207,156
Sales	—	74,943	103,716	151,225	(101,167)	228,717
Total revenue	—	239,584	105,457	191,999	(101,167)	435,873

Rental expenses	—	62,877	1,526	61,744	(25,337)	100,810
Cost of sales	18	89,027	34,023	58,201	(122,656)	58,613
Gross profit	(18)	87,680	69,908	72,054	46,826	276,450

Selling, general and administrative expenses	191	75,731	32,926	33,978	(48)	142,778
Research and development expenses	—	6,268	8,977	2,131	—	17,376
Acquired intangible asset amortization	—	22,308	18,687	8,738	—	49,733
Operating earnings	(209)	(16,627)	9,318	27,207	46,874	66,563

Non-operating intercompany transactions	—	5,318	132,861	(131,367)	(6,812)	—
Interest income and other	—	18,532	3,063	18	(21,439)	174
Interest expense	—	(127,395)	(18,375)	(20)	21,439	(124,351)
Foreign currency gain (loss)	—	(8,799)	170	1,223	—	(7,406)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(209)	(128,971)	127,037	(102,939)	40,062	(65,020)
Income tax expense (benefit)	—	(22,700)	14,055	(18,531)	—	(27,176)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(209)	(106,271)	112,982	(84,408)	40,062	(37,844)
Equity in earnings (loss) of subsidiaries	(35,603)	28,741	(83,578)	—	90,440	—
Earnings from continuing operations	(35,812)	(77,530)	29,404	(84,408)	130,502	(37,844)
Earnings from discontinued operations, net of tax	—	(1,468)	627	830	2,043	2,032
Net earnings (loss)	$(35,812)	$(78,998)	$30,031	$(83,578)	$132,545	$(35,812)
Total comprehensive income (loss)	$(34,215)	$(77,401)	$31,628	$(81,981)	$127,754	$(34,215)

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$182,284	$535	$44,818	$—	$227,637
Sales	—	85,076	96,409	138,377	(78,958)	240,904
Total revenue	—	267,360	96,944	183,195	(78,958)	468,541

Rental expenses	—	77,906	474	59,489	(37,968)	99,901
Cost of sales	—	71,105	27,585	65,765	(106,422)	58,033
Gross profit	—	118,349	68,885	57,941	65,432	310,607

Selling, general and administrative expenses	—	86,916	28,621	30,125	(3)	145,659
Research and development expenses	—	10,222	8,196	2,388	—	20,806
Acquired intangible asset amortization	—	—	8,855	—	—	8,855
Operating earnings	—	21,211	23,213	25,428	65,435	135,287

Non-operating intercompany transactions	—	20,542	13,221	(16,806)	(16,957)	—
Interest income and other	—	233	3,098	64	(3,098)	297
Interest expense	—	(20,190)	9	(231)	3,098	(17,314)
Foreign currency gain (loss)	—	891	30	(3,038)	—	(2,117)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	22,687	39,571	5,417	48,478	116,153
Income tax expense (benefit)	—	18,653	11,978	1,723	—	32,354
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	4,034	27,593	3,694	48,478	83,799
Equity in earnings (loss) of subsidiaries	—	37,260	9,017	—	(46,277)	—
Earnings from continuing operations	—	41,294	36,610	3,694	2,201	83,799
Earnings from discontinued operations, net of tax	—	(1,835)	650	5,323	2,789	6,927
Net earnings (loss)	$—	$39,459	$37,260	$9,017	$4,990	$90,726
Total comprehensive income (loss)	$—	$23,523	$20,980	$(7,263)	$37,550	$74,790

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the nine months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$495,299	$4,507	$122,544	$—	$622,350
Sales	—	218,950	312,106	388,453	(235,338)	684,171
Total revenue	—	714,249	316,613	510,997	(235,338)	1,306,521

Rental expenses	2	227,119	4,088	201,240	(84,062)	348,387
Cost of sales	54	196,056	108,774	174,747	(289,177)	190,454
Gross profit	(56)	291,074	203,751	135,010	137,901	767,680

Selling, general and administrative expenses	1,142	244,705	96,903	103,765	(734)	445,781
Research and development expenses	—	20,222	26,676	6,788	—	53,686
Acquired intangible asset amortization	—	81,085	59,273	31,902	—	172,260
Operating earnings	(1,198)	(54,938)	20,899	(7,445)	138,635	95,953

Non-operating intercompany transactions	—	71,692	261,173	(352,936)	20,071	—
Interest income and other	—	55,260	9,188	100	(63,918)	630
Interest expense	—	(388,388)	(54,725)	(85)	63,918	(379,280)
Foreign currency gain (loss)	—	170	318	(2,360)	—	(1,872)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(1,198)	(316,204)	236,853	(362,726)	158,706	(284,569)
Income tax expense (benefit)	—	(61,959)	(16,897)	(28,269)	—	(107,125)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(1,198)	(254,245)	253,750	(334,457)	158,706	(177,444)
Equity in earnings (loss) of subsidiaries	(179,926)	(73,757)	(338,090)	—	591,773	—
Earnings from continuing operations	(181,124)	(328,002)	(84,340)	(334,457)	750,479	(177,444)
Earnings from discontinued operations, net of tax	—	(8,761)	4,100	(3,633)	4,614	(3,680)
Net earnings (loss)	$(181,124)	$(336,763)	$(80,240)	$(338,090)	$755,093	$(181,124)
Total comprehensive income (loss)	$(182,711)	$(338,350)	$(81,827)	$(339,677)	$759,854	$(182,711)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the nine months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$534,589	$1,229	$136,142	$—	$671,960
Sales	—	229,936	282,594	375,990	(206,091)	682,429
Total revenue	—	764,525	283,823	512,132	(206,091)	1,354,389

Rental expenses	—	271,675	1,164	185,682	(141,107)	317,414
Cost of sales	—	187,082	83,046	184,186	(282,491)	171,823
Gross profit	—	305,768	199,613	142,264	217,507	865,152

Selling, general and administrative expenses	—	248,185	82,562	92,721	(22)	423,446
Research and development expenses	—	33,681	21,440	7,290	—	62,411
Acquired intangible asset amortization	—	—	26,567	—	—	26,567
Operating earnings	—	23,902	69,044	42,253	217,529	352,728

Non-operating intercompany transactions	—	97,083	113,319	(224,635)	14,233	—
Interest income and other	—	567	9,224	206	(9,231)	766
Interest expense	—	(64,297)	9	(254)	9,231	(55,311)
Foreign currency gain (loss)	—	(2,200)	218	(160)	—	(2,142)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	55,055	191,814	(182,590)	231,762	296,041
Income tax expense (benefit)	—	1,071	76,574	4,714	—	82,359
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	53,984	115,240	(187,304)	231,762	213,682
Equity in earnings (loss) of subsidiaries	—	(52,130)	(169,291)	—	221,421	—
Earnings from continuing operations	—	1,854	(54,051)	(187,304)	453,183	213,682
Earnings from discontinued operations, net of tax	—	(566)	1,921	18,013	7,519	26,887
Net earnings (loss)	$—	$1,288	$(52,130)	$(169,291)	$460,702	$240,569
Total comprehensive income (loss)	$—	$(5,217)	$(58,632)	$(175,793)	$473,706	$234,064

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the nine months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(181,124)	$(336,763)	$(80,240)	$(338,090)	$755,093	$(181,124)
Adjustments to reconcile net earnings (loss) to net cash provided	3,154	439,770	(123,522)	153,344	(105,747)	366,999
Net cash provided by operating activities	(177,970)	103,007	(203,762)	(184,746)	649,346	185,875
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(57,203)	(42,323)	(39,328)	69,344	(69,510)
Increase in identifiable intangible assets and other non-current assets	—	87	(5,486)	19	—	(5,380)
Net cash used by investing activities	—	(57,116)	(47,809)	(39,309)	69,344	(74,890)
Cash flows from financing activities:
Capital contributions from limited partners	239	—	—	—	—	239
Repurchase of equity from limited partners	(1,970)	—	—	—	—	(1,970)
Repayments of long-term debt and capital lease obligations	—	(17,508)	—	25	—	(17,483)
Debt issuance costs	—	(578)	—	—	—	(578)
Proceeds (payments) on intercompany loans	—	(120,557)	45,537	75,020	—	—
Proceeds (payments) on intercompany investments	179,688	196,745	206,034	136,223	(718,690)	—
Net cash provided (used) by financing activities	177,957	58,102	251,571	211,268	(718,690)	(19,792)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	308	—	308
Net increase in cash and cash equivalents	(13)	103,993	—	(12,479)	—	91,501
Cash and cash equivalents, beginning of period	411	142,652	—	72,363	—	215,426

Cash and cash equivalents, end of period	$398	$246,645	$—	$59,884	$—	$306,927

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the nine months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$1,288	$(52,130)	$(169,291)	$460,702	$240,569
Adjustments to reconcile net earnings (loss) to net cash provided	—	337,937	(114,905)	60,337	(100,778)	182,591
Net cash provided by operating activities	—	339,225	(167,035)	(108,954)	359,924	423,160
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(74,773)	(5,798)	(63,957)	49,638	(94,890)
Increase in identifiable intangible assets and other non-current assets	—	4	(5,960)	(13,137)	—	(19,093)
Net cash used by investing activities	—	(74,769)	(11,758)	(77,094)	49,638	(113,983)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,625)	—	(109)	—	(20,734)
Debt issuance costs	—	(827)	—	—	—	(827)
Proceeds (payments) on intercompany loans	—	(25,000)	2,960	22,040	—	—
Proceeds from exercise of stock options and employee stock purchases	—	46,713	—	—	—	46,713
Excess tax benefit from equity-based payment arrangements	—	2,393	—	—	—	2,393
Purchase of immature shares for minimum tax withholdings	—	(3,797)	—	—	—	(3,797)
Refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Repayments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Payment of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	51,141	171,581	186,840	(409,562)	—
Net cash provided (used) by financing activities	—	57,988	174,541	208,771	(409,562)	31,738
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(725)	—	(725)
Net increase in cash and cash equivalents	—	322,444	(4,252)	21,998	—	340,190
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603

Cash and cash equivalents, end of period	$—	$551,207	$—	$105,586	$—	$656,793

See accompanying notes to condensed consolidated financial statements.

Guarantor Condensed Consolidating Financial Statements

Our second lien notes and senior unsecured notes are fully and unconditionally guaranteed, jointly and severally, by us and each of our material 100% owned subsidiaries, other than the subsidiaries that are co-issuers of the notes, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries. The non-guarantor subsidiaries do not have any payment obligations under the second lien notes or the senior unsecured notes. Subject to the terms of the second lien notes and senior unsecured notes indentures, the guarantee of a subsidiary guarantor will terminate upon:

            (1) a sale or other disposition (including by way of consolidation or merger) of the capital stock of such guarantor or the sale or disposition of all or substantially all the assets of such subsidiary guarantor (other than to the Company or a restricted subsidiary) otherwise permitted by the second lien notes or senior unsecured notes indentures,

            (2) the designation in accordance with the second lien notes or senior unsecured notes indenture of the guarantor as an unrestricted subsidiary or the occurrence of any event after which the guarantor is no longer a restricted subsidiary,

            (3) defeasance or discharge of the second lien notes or the senior unsecured notes, or

            (4) upon the achievement of investment grade status by the second lien notes or senior unsecured notes; provided that such guarantee shall be reinstated upon the reversion date.

In the event of a bankruptcy, liquidation or reorganization of any non-guarantor subsidiary, such non-guarantor subsidiary will pay the holders of its debt and other liabilities, including its trade creditors, before it will be able to distribute any of its assets to us. In the future, any non-U.S. subsidiaries, immaterial subsidiaries and subsidiaries that we designate as unrestricted subsidiaries under the second lien notes and senior unsecured notes indentures will not guarantee the second lien notes or the senior unsecured notes. As of December 31, 2011, there were no restrictions on the ability of subsidiary guarantors to transfer funds to the parent company.

As a result of the guarantee arrangements, we are presenting the following condensed consolidated balance sheets, statements of operations and comprehensive income (loss), and statements of cash flows of the issuer, the guarantor subsidiaries and the non-guarantor subsidiaries.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2010
(in thousands)

	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$228,763	$4,252	$83,588	$—	$316,603
Accounts receivable, net	—	235,004	43,773	135,306	—	414,083
Inventories, net	—	74,623	86,422	91,488	(79,981)	172,552
Deferred income taxes	—	23,224	4,364	2,524	—	30,112
Prepaid expenses and other	—	15,372	9,913	315,130	(306,216)	34,199
Intercompany receivables	—	—	771,162	100,994	(872,156)	—
Total current assets	—	576,986	919,886	729,030	(1,258,353)	967,549
Net property, plant and equipment	—	234,354	54,199	222,742	(240,232)	271,063
Debt issuance costs, net	—	22,622	—	—	—	22,622
Deferred income taxes	—	—	—	17,151	—	17,151
Goodwill	—	198,244	1,121,519	9,118	—	1,328,881
Identifiable intangible assets, net	—	5,402	437,075	11,325	—	453,802
Other non-current assets	—	8,962	1,779	5,820	(1,630)	14,931
Intercompany loan receivables	—	—	142,960	—	(142,960)	—
Intercompany investments	—	2,254,058	261,993	29,609	(2,545,660)	—
	$—	$3,300,628	$2,939,411	$1,024,795	$(4,188,835)	$3,075,999

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$29,351	$17,936	$12,850	$—	$60,137
Accrued expenses and other	—	132,121	230,188	57,103	(193,888)	225,524
Intercompany payables	—	292,018	431,851	123,287	(847,156)	—
Current installments of long-term debt	—	169,500	—	—	—	169,500
Current installments of intercompany debt	—	25,000	—	—	(25,000)	—
Income taxes payable	—	—	662	31	(693)	—
Total current liabilities	—	647,990	680,637	193,271	(1,066,737)	455,161
Long-term debt, net of current installments and discount	—	935,290	—	—	—	935,290
Non-current tax liabilities	—	28,258	—	7,330	—	35,588
Deferred income taxes	—	5,082	158,304	—	—	163,386
Other non-current liabilities	—	908	1,917	670	—	3,495
Intercompany loan payables	—	140,000	—	2,960	(142,960)	—
Total liabilities	—	1,757,528	840,858	204,231	(1,209,697)	1,592,920

Shareholders' equity	—	1,543,100	2,098,553	820,564	(2,979,138)	1,483,079
	—	3,300,628	2,939,411	1,024,795	(4,188,835)	3,075,999

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the period from November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$114,296	$410	$28,256	$—	$142,962
Sales	—	52,108	71,928	105,860	(68,094)	161,802
Total revenue	—	166,404	72,338	134,116	(68,094)	304,764
Rental expenses	—	59,157	618	48,612	(23,245)	85,142
Cost of sales	11	70,472	24,188	40,860	(91,770)	43,761
Gross profit	(11)	36,775	47,532	44,644	46,921	175,861
Selling, general and administrative expenses	288	170,023	13,097	35,429	(1,120)	217,717
Research and development expenses	—	7,118	5,631	1,368	—	14,117
Acquired intangible asset amortization	—	4,227	10,466	1,766	—	16,459
Operating earnings	(299)	(144,593)	18,338	6,081	48,041	(72,432)
Non-operating intercompany transactions	—	49,423	10,426	(60,043)	194	—
Interest income and other	—	11,453	2,042	100	(13,447)	148
Interest expense	—	(117,028)	(11,389)	(22)	13,447	(114,992)
Foreign currency gain (loss)	—	25,873	(94)	(3,529)	—	22,250
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(299)	(174,872)	19,323	(57,413)	48,235	(165,026)
Income tax expense (benefit)	—	(40,912)	(322)	(5,096)	—	(46,330)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(299)	(133,960)	19,645	(52,317)	48,235	(118,696)
Equity in earnings (loss) of subsidiaries	(114,570)	397	(50,775)	—	164,948	—
Earnings from continuing operations	(114,869)	(133,563)	(31,130)	(52,317)	213,183	(118,696)
Earnings from discontinued operations, net of tax	—	(710)	2,125	1,542	870	3,827
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Total comprehensive income (loss)	$(120,710)	$(140,114)	$(34,846)	$(56,616)	$231,576	$(120,710)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)

(in thousands)

	For the period from January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$594,764	$1,455	$150,597	$—	$746,816
Sales	—	253,341	315,939	429,085	(241,769)	756,596
Total revenue	—	848,105	317,394	579,682	(241,769)	1,503,412
Rental expenses	—	296,247	1,364	205,596	(152,295)	350,912
Cost of sales	—	192,704	92,320	207,042	(301,139)	190,927
Gross profit	—	359,154	223,710	167,044	211,665	961,573
Selling, general and administrative expenses	—	369,911	93,321	102,313	(33)	565,512
Research and development expenses	—	36,898	24,343	8,360	—	69,601
Acquired intangible asset amortization	—	—	29,519	—	—	29,519
Operating earnings	—	(47,655)	76,527	56,371	211,698	296,941
Non-operating intercompany transactions	—	85,085	113,318	(210,403)	12,000	—
Interest income and other	—	747	26,920	231	(26,926)	972
Interest expense	—	(88,697)	9	(169)	26,926	(61,931)
Foreign currency gain (loss)	—	(3,193)	409	6	—	(2,778)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	(53,713)	217,183	(153,964)	223,698	233,204
Income tax expense (benefit)	—	(7,153)	78,561	2,959	—	74,367
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	(46,560)	138,622	(156,923)	223,698	158,837
Equity in earnings (loss) of subsidiaries		2,687	(139,737)	—	137,050	—
Earnings from continuing operations	—	(43,873)	(1,115)	(156,923)	360,748	158,837
Earnings from discontinued operations, net of tax	—	3,114	3,802	17,186	7,999	32,101
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Total comprehensive income (loss)	$—	$(37,833)	$4,523	$(137,901)	$365,075	$193,864

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$731,305	$908	$179,653	$—	$911,866
Sales	—	287,336	342,179	433,811	(231,752)	831,574
Total revenue	—	1,018,641	343,087	613,464	(231,752)	1,743,440
Rental expenses	—	435,809	867	232,399	(200,100)	468,975
Cost of sales	—	201,358	107,855	209,024	(288,715)	229,522
Gross profit	—	381,474	234,365	172,041	257,063	1,044,943
Selling, general and administrative expenses	—	326,637	92,869	113,726	(2,514)	530,718
Research and development expenses	—	40,927	26,874	17,790	—	85,591
Acquired intangible asset amortization	—	—	37,426	—	—	37,426
Operating earnings	—	13,910	77,196	40,525	259,577	391,208
Non-operating intercompany transactions	—	143,843	74,147	(273,890)	55,900	—
Interest income and other	—	422	12,251	688	(12,510)	851
Interest expense	—	(99,438)	—	(125)	12,510	(87,053)
Foreign currency gain (loss)	—	442	177	(5,119)	—	(4,500)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	59,179	163,771	(237,921)	315,477	300,506
Income tax expense (benefit)	—	22,940	64,064	2,664	—	89,668
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	36,239	99,707	(240,585)	315,477	210,838
Equity in earnings (loss) of subsidiaries	—	(117,195)	(218,904)	—	336,099	—
Earnings from continuing operations	—	(80,956)	(119,197)	(240,585)	651,576	210,838
Earnings from discontinued operations, net of tax	—	10,809	2,002	21,681	10,754	45,246
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Total comprehensive income (loss)	$—	$(68,665)	$(120,118)	$(221,827)	$668,176	$257,566

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$731,589	$616	$187,154	$—	$919,359
Sales	—	288,259	288,686	464,855	(272,844)	768,956
Total revenue	—	1,019,848	289,302	652,009	(272,844)	1,688,315
Rental expenses	—	432,412	(1,891)	202,185	(166,769)	465,937
Cost of sales	—	201,512	92,201	192,852	(260,885)	225,680
Gross profit	—	385,924	198,992	256,972	154,810	996,698
Selling, general and administrative expenses	—	321,148	83,933	99,945	(2,261)	502,765
Research and development expenses	—	52,468	28,904	10,095	—	91,467
Acquired intangible asset amortization	—	—	40,634	—	—	40,634
Operating earnings	—	12,308	45,521	146,932	157,071	361,832
Non-operating intercompany transactions	—	128,072	118,107	(236,775)	(9,404)	—
Interest income and other	—	221	12,252	861	(12,515)	819
Interest expense	—	(117,221)	—	(212)	12,515	(104,918)
Foreign currency gain (loss)	—	(8,098)	(29)	4,123	—	(4,004)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	15,282	175,851	(85,071)	147,667	253,729
Income tax expense (benefit)	—	8,064	71,277	13,507	—	92,848
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	7,218	104,574	(98,578)	147,667	160,881
Equity in earnings (loss) of subsidiaries	—	35,111	(71,903)	—	36,792	—
Earnings from continuing operations	—	42,329	32,671	(98,578)	184,459	160,881
Earnings from discontinued operations, net of tax	—	28,305	2,440	26,675	10,401	67,821
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Total comprehensive income (loss)	$—	$77,567	$38,933	$(68,081)	$187,216	$235,635

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Adjustments to reconcile net earnings (loss) to net cash provided	299	(1,787,282)	1,296,975	591,299	(63,996)	37,295
Net cash provided by operating activities	(114,570)	(1,921,555)	1,267,970	540,524	150,057	(77,574)
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(38,479)	(6,360)	(46,262)	61,251	(29,850)
Dispositions of assets subject to leveraged lease, net	—	7,435	—	—	—	7,435
Increase in identifiable intangible assets and other non-current assets	—	1,261,578	(1,248,161)	(103,896)	89,262	(1,217)
Cash used to acquire entity	—	(2,611,846)	(1,716,581)	(856,932)	—	(5,185,359)
Net cash used by investing activities	—	(1,381,312)	(2,971,102)	(1,007,090)	150,513	(5,208,991)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398	—	—	—	—	1,714,398
Distribution to limited partners	(543)	—	—	—	—	(543)
Repayments of long-term debt and capital lease obligations	—	(1,532,652)	(989)	(489)	—	(1,534,130)
Proceeds (payments) on intercompany loans	—	(449,648)	524,668	(75,020)	—	—
Settlement of convertible debt warrants	—	(280,220)	—	—	—	(280,220)
Settlement of convertible debt hedges	—	314,856	—	—	—	314,856
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes	—	4,685,896	—	—	—	4,685,896
Debt issuance costs – 2011 merger financing	—	(106,076)	—	—	—	(106,076)
Purchase of interest rate caps	—	(2,150)	—	—	—	(2,150)
Proceeds (payments) on intercompany investments	(1,598,874)	179,279	1,179,453	540,712	(300,570)	—
Net cash provided (used) by financing activities	114,981	2,809,285	1,703,132	465,203	(300,570)	4,792,031
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,925)	—	(1,925)
Net increase in cash and cash equivalents	411	(493,582)	—	(3,288)	—	(496,459)
Cash and cash equivalents, beginning of period	—	636,234	—	75,651	—	711,885
Cash and cash equivalents, end of period	$411	$142,652	$—	$72,363	$—	$215,426

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Adjustments to reconcile net earnings (loss) to net cash provided	—	61,984	253,684	101,886	(120,524)	297,030
Net cash provided by operating activities	—	21,225	256,371	(37,851)	248,223	487,968
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(81,054)	(7,161)	(68,851)	54,049	(103,017)
Dispositions of assets subject to leveraged lease, net	—	—	—	—	—	—
Increase in identifiable intangible assets and other non-current assets	—	3	(5,209)	(14,434)	—	(19,640)
Net cash used by investing activities	—	(81,051)	(12,370)	(83,285)	54,049	(122,657)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,624)	—	(150)	—	(20,774)
Proceeds (payments) on intercompany loans	—	231,843	(178,883)	(77,960)	25,000	—
Proceeds from exercise of stock options and employee stock purchases	—	42,973	—	—	—	42,973
Proceeds from the purchase of stock in ESPP and other	—	8,059	—	—	—	8,059
Excess tax benefit from equity-based payment arrangements	—	2,439	—	—	—	2,439
Purchase of immature shares for minimum tax withholdings	—	(3,855)	—	—	—	(3,855)
KCI acquisition financing:
Debt issuance costs – 2011 merger financing	—	(7,879)	—	—	—	(7,879)
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Payments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Purchase of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	206,351	(69,370)	190,291	(327,272)	—
Net cash provided (used) by financing activities	—	467,297	(248,253)	112,181	(302,272)	28,953
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1,018	—	1,018
Net increase in cash and cash equivalents	—	407,471	(4,252)	(7,937)	—	395,282
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603
Cash and cash equivalents, end of period	$—	$636,234	$—	$75,651	$—	$711,885

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Adjustments to reconcile net earnings (loss) to net cash provided	—	515,557	(79,937)	(40,707)	(298,276)	96,637
Net cash provided by operating activities	—	445,410	(197,132)	(259,611)	364,054	352,721
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(52,187)	(9,309)	(91,537)	77,781	(75,252)
Increase in identifiable intangible assets and other non-current assets	—	(6,011)	(424)	(12,245)	—	(18,680)
Net cash used by investing activities	—	(58,198)	(9,733)	(103,782)	77,781	(93,932)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(222,667)	—	(60)	—	(222,727)
Proceeds (payments) on intercompany loans	—	(151,000)	(2,960)	2,960	151,000	—
Proceeds from exercise of stock options and employee stock purchases	—	12,221	—	—	—	12,221
Proceeds from the purchase of stock in ESPP and other	—	6,540	—	—	—	6,540
Excess tax benefit from equity-based payment arrangements	—	1,505	—	—	—	1,505
Purchase of immature shares for minimum tax withholdings	—	(1,741)	—	—	—	(1,741)
Proceeds (payments) on intercompany investments	—	122,185	211,568	259,082	(592,835)	—
Net cash provided (used) by financing activities	—	(232,957)	208,608	261,982	(441,835)	(204,202)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,141)	—	(1,141)
Net increase in cash and cash equivalents	—	154,255	1,743	(102,552)	—	53,446
Cash and cash equivalents, beginning of period	—	74,508	2,509	186,140	—	263,157
Cash and cash equivalents, end of period	$—	$228,763	$4,252	$83,588	$—	$316,603

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Adjustments to reconcile net earnings (loss) to net cash provided	—	270,751	(163,783)	(17,943)	69,794	158,819
Net cash provided by operating activities	—	341,385	(128,672)	(89,846)	264,654	387,521
Cash flows from investing activities:						—
Net additions to property, plant and equipment	—	(89,989)	(9,940)	(161,402)	171,480	(89,851)
Business acquired in purchase transaction, net of cash acquired	—	—	(173)	—	—	(173)
Increase in identifiable intangible assets and other non-current assets	—	(161,886)	116,329	(14,586)	(2,751)	(62,894)
Net cash used by investing activities	—	(251,875)	106,216	(175,988)	168,729	(152,918)
Cash flows from financing activities:
Proceeds from revolving credit facility	—	105,000	—	—	—	105,000
Repayments of long-term debt and capital lease obligations	—	(334,000)	—	—	—	(334,000)
Proceeds (payments) from intercompany loans	—	176,000	—	—	(176,000)	—
Proceeds from exercise of stock options and employee stock purchases	—	1,850	—	—	—	1,850
Proceeds from the purchase of stock in ESPP and other	—	5,938	—	—	—	5,938
Excess tax benefit from equity-based payment arrangements	—	1,214	—	—	—	1,214
Purchase of immature shares for minimum tax withholdings	—	(1,419)	—	—	—	(1,419)
Proceeds (payments) on intercompany investments	—	25,032	21,509	210,842	(257,383)	—
Net cash provided (used) by financing activities	—	(20,385)	21,509	210,842	(433,383)	(221,417)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2,204	—	2,204
Net increase in cash and cash equivalents	—	69,125	(947)	(52,788)	—	15,390
Cash and cash equivalents, beginning of period	—	5,383	3,456	238,928	—	247,767
Cash and cash equivalents, end of period	$—	$74,508	$2,509	$186,140	$—	$263,157

See accompanying notes to condensed consolidated financial statements.

Schedule II	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts

CENTAUR GUERNSEY L.P. INC. AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three Years ended December 31, 2011
(in thousands)

Description	Balances at January 1, 2009	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at December 31, 2009

Accounts receivable realization reserves	$103,985	$10,166	$70,380	(1)	$79,040	$105,491

Inventory reserve	$6,874	$8,033	$—		$3,541	$11,366

Deferred tax asset valuation allowance	$11,821	$—	$—		$1,499	$10,322

Description	Balances at January 1, 2010	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at December 31, 2010

Accounts receivable realization reserves	$105,491	$10,602	$62,464	(1)	$81,552	$97,005

Inventory reserve	$11,366	$19,230	$—		$14,683	$15,913

Deferred tax asset valuation allowance	$10,322	$5,013	$—		$—	$15,335

Description	Balances at January 1, 2011	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at November 3, 2011

Accounts receivable realization reserves	$97,005	$6,038	$59,605	(1)	$81,573	$81,075

Inventory reserve	$15,913	$18,452	$—		$18,641	$15,724

Deferred tax asset valuation allowance	$15,335	$2,912	$—		$—	$18,247

Description	Balances at November 4, 2011	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at December 31, 2011

Accounts receivable realization reserves	$81,075	$1,056	$11,999	(1)	$72,979	$21,151

Inventory reserve	$15,724	$4,363	$—		$18,113	$1,974

Deferred tax asset valuation allowance	$18,247	$—	$—		$—	$18,247

(1) Additions to the accounts receivable realization reserves charged to other accounts reflect the net increase in revenue reserves to allow for expected credit memos, canceled transactions and uncollectible items where collectibility is not reasonably assured in accordance with the provisions of the “Revenue Recognition” Topic of the FASB Accounting Standards Codification.

Subsequent Event	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events Subsequent events have been evaluated through November 13, 2012.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
a)   Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “the Codification”) for interim financial information. Accordingly, they do not include all of the information necessary for a fair presentation of results of operations, financial position and cash flows in conformity with GAAP. Operating results from interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. The condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of our results for the interim periods presented.

On November 4, 2011, Kinetic Concepts, Inc. (“KCI”) completed its merger (the “Merger”) with Chiron Merger Sub, Inc. (“Merger Sub”), a direct subsidiary of Chiron Holdings, Inc. (“Holdings”) and an indirect subsidiary of Centaur Guernsey L.P. Inc. (“Centaur”), pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011 (the “Merger Agreement”), by and among Holdings, Merger Sub and KCI. As a result of the Merger, KCI is now a 100% owned subsidiary of Centaur. In connection with this transaction, LifeCell Corporation (“LifeCell”), formerly a 100% owned subsidiary of KCI, was promoted to be a sister corporation of KCI, such that each of KCI and LifeCell are now 100% owned subsidiaries of Centaur. Centaur is a non-operating holding company indirectly controlled by investment funds advised by Apax Partners (“Apax”) and controlled affiliates of Canada Pension Plan Investment Board (“CPPIB”) and the Public Sector Pension Investment Board (“PSP Investments” and with Apax and CPPIB, collectively, the “Sponsors”) and certain other co-investors. The condensed consolidated financial statements presented herein include the accounts of Centaur Guernsey L.P. Inc. for successor period and KCI predecessor period, together with its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Unless otherwise noted in this report, the terms “we,” “us,” “our,” “Company,” or the “Centaur Companies” refers to Centaur Guernsey L.P. Inc. and subsidiaries.

Our condensed consolidated statements of operations, statements of comprehensive income (loss) and statements of cash flows are presented for two periods: successor and predecessor. The Merger resulted in a new basis of accounting with the application of purchase accounting adjustments beginning on November 4, 2011 as the Merger occurred at the opening of business on November 4, 2011. The results of operations subsequent to the closing of the Merger reflect the impact of the new basis of accounting. The financial reporting periods presented herein for periods prior to November 4, 2011, represent our predecessor periods. The condensed consolidated financial statements for all predecessor periods were prepared using the historical basis of accounting for KCI. The financial reporting periods presented herein for periods subsequent to and including November 4, 2011, represent our successor periods. As a result of the Merger and the associated preliminary purchase accounting adjustments, the condensed consolidated financial statements of the successor period are not comparable to periods preceding the Merger.

On August 15, 2012, we announced that we had entered into an asset purchase agreement (the “Agreement”) with Getinge AB (“Getinge”). The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our Therapeutic Support Systems™ ("TSS") product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction.

As a result of our Agreement with Getinge, the assets and liabilities subject to the Agreement are presented separately in the condensed consolidated balance sheets as assets held for sale and liabilities related to assets held for sale, respectively. In accordance with the Codification, depreciation and amortization of the long-lived assets subject to the Agreement ceased as of August 15, 2012. Additionally, the results of the operations subject to the Agreement, excluding the allocation of general corporate overhead, are presented as discontinued operations in the condensed consolidated statements of operations for all periods presented.

The Centaur Companies have two reportable operating segments which correspond to our two continuing global business units: Active Healing Solutions ™ (“AHS”) and LifeCell. The Centaur Companies have three primary geographic regions for which we provide supplemental information: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

The condensed consolidated financial statements appearing in this quarterly report should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2011.

(

Basis of Presentation and Principles of Consolidation

On November 4, 2011, Kinetic Concepts, Inc. (“KCI”) completed its merger (the “Merger”) with Chiron Merger Sub, Inc. (“Merger Sub”), a direct subsidiary of Chiron Holdings, Inc. (“Holdings”) and an indirect subsidiary of Centaur Guernsey L.P. Inc. (“Centaur”), pursuant to the terms of the Agreement and Plan of Merger, dated as of July 12, 2011 (the “Merger Agreement”), by and among Holdings, Merger Sub and KCI. As a result of the Merger, KCI, which is now comprised primarily of our Active Healing Solutions ™ (“AHS”) business unit, is a 100% owned subsidiary of Centaur. In connection with this transaction, LifeCell Corporation (“LifeCell”), formerly a 100% owned subsidiary of KCI, was promoted to be a sister corporation of KCI, such that each of KCI and LifeCell are now 100% owned subsidiaries of Centaur. Centaur is a non-operating holding company indirectly controlled by investment funds advised by Apax Partners (“Apax”) and controlled affiliates of Canada Pension Plan Investment Board (“CPPIB) and the Public Sector Pension Investment Board (“PSP Investments” and with Apax and CPPIB, collectively, the “Sponsors”) and certain other co-investors. The consolidated financial statements presented herein include the accounts of Centaur Guernsey L.P. Inc., together with its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Unless otherwise noted in this report, the terms “we,” “us,” “our,” “Company,” or the “Centaur Companies” refers to Centaur Guernsey L.P. Inc. and subsidiaries. The accompanying audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “the Codification”).

Our consolidated statements of operations and statements of cash flows are presented for two periods: successor and predecessor. The Merger resulted in a new basis of accounting with the application of preliminary purchase accounting adjustments beginning on November 4, 2011 as the Merger occurred at the opening of business on November 4, 2011. The results of operations subsequent to the closing of the Merger reflect the impact of the new basis of accounting. The financial reporting periods presented herein are as follows:

•	The period from November 4 through December 31, 2011 reflects our successor period.

•
The period from January 1 through November 3, 2011 and the years ended December 31, 2009 and 2010 reflects our predecessor periods. The consolidated financial statements for all predecessor periods were prepared using the historical basis of accounting for KCI. As a result of the Merger and the associated preliminary purchase accounting adjustments, the consolidated financial statements of the successor period are not comparable to periods preceding the Merger.

Net earnings (loss) per share information is not presented as such information is not meaningful. During the successor period ended December 31, 2011, Chiron Guernsey Holdings L.P. Inc. owns over 99% of the limited partnership interests of Centaur, while Centaur’s Managing Limited Partner owns less than 1% of the limited partnership interests.  Chiron Guernsey GP Co. Limited owns all of the general partnership interests in Centaur and has no economic interest in Centaur. We do not have any publicly traded common stock or potential common stock.

On August 15, 2012, we announced that we had entered into an asset purchase agreement (the “Agreement”) with Getinge AB (“Getinge”). The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our Therapeutic Support Systems™ ("TSS") product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. As a result of our Agreement with Getinge and in accordance with the Codification, depreciation and amortization of the long-lived assets subject to the Agreement ceased as of August 15, 2012. Additionally, the results of the operations subject to the Agreement, excluding the allocation of general corporate overhead, are presented as discontinued operations in the consolidated statements of operations for all periods presented.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. The Centaur Companies have three primary geographic regions for which we provide supplemental information: Americas, which is comprised principally of the United States and includes Canada, Puerto Rico and Latin America; EMEA, which is comprised principally of Europe and includes the Middle East and Africa; and APAC, which is comprised of the Asia Pacific region.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition

We recognize revenue in accordance with the “Revenue Recognition” Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification when each of the following four criteria are met:

1)	a contract or sales arrangement exists;

2)	products have been shipped, title has transferred or services have been rendered;

3)	the price of the products or services is fixed or determinable; and

4)	collectibility is reasonably assured.

We recognize rental revenue based on the number of days a product is used by the patient or organization, at the contracted rental rate for contracted customers and generally, retail price for non-contracted customers.  Sales revenue is recognized when products are shipped and title has transferred.  We establish realization reserves against revenue to provide for adjustments including capitation agreements, credit memos, volume discounts, pricing adjustments, utilization adjustments, product returns, cancellations, estimated uncollectible amounts and payer adjustments based on historical experience. In addition, revenue is recognized net of administrative fees paid to GPOs.

Cash and Cash Equivalents
Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of ninety days or less to be cash equivalents. We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

Accounts Receivable
Accounts Receivable

Americas trade accounts receivable consist of amounts due directly from acute and extended care organizations, third-party payers (“TPP”), both governmental and non-governmental, and patient pay accounts.  Included within the TPP accounts receivable balances are amounts that have been or will be billed to patients once the primary payer portion of the claim has been settled by the TPP.  EMEA and APAC trade accounts receivable consist of amounts due primarily from acute care organizations.

Significant concentrations of accounts receivable include:

	2011	2010
Acute and extended care organizations	60%	56%
Managed care, insurance and other	28%	32%
Medicare/Medicaid	10%	10%
Other	2%	2%

The domestic TPP reimbursement process requires extensive documentation, which has had the effect of slowing both the billing and cash collection cycles relative to the rest of the business, and therefore, could increase total accounts receivable.  Because of the extensive documentation required and the requirement to settle a claim with the primary payer prior to billing the secondary and/or patient portion of the claim, the collection period for a claim in our home care business may, in some cases, extend beyond one year prior to full settlement of the claim.

We utilize a combination of factors in evaluating the collectibility of our accounts receivable. For unbilled receivables, we establish reserves to allow for expected denied or uncollectible items.  In addition, items that remain unbilled for more than a specified period of time, or beyond an established billing window, are reserved against revenue.  For billed receivables, we generally establish reserves using a combination of factors including historic adjustment rates for credit memos and cancelled transactions, historical collection experience, and the length of time receivables have been outstanding.  The reserve rates vary by payer group.  In addition, we record specific reserves for bad debt when we become aware of a customer's inability or refusal to satisfy its debt obligations, such as in the event of a bankruptcy filing.

Inventories
Inventories

AHS inventories

Prior to the completion of the Merger on November 4, 2011, inventories were stated at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. On November 4, 2011, inventories were recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to inventory recorded at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. Costs include material, labor and manufacturing overhead costs. Inventory expected to be converted into equipment for short-term rental is reclassified to property, plant and equipment. We review our inventory balances monthly for excess sale products or obsolete inventory levels. Inventory quantities of sale-only products in excess of anticipated demand are considered excess and are reserved at 100%. For rental products, we review both product usage and product life cycle to classify inventory as active, discontinued or obsolete. Obsolescence reserve balances are established on an increasing basis from 0% for active, high-demand products to 100% for obsolete products. The reserve is reviewed and, if necessary, adjustments are made on a monthly basis. We rely on historical information and production planning forecasts to support our reserve and utilize management's business judgment for "high risk" items, such as products that have a fixed shelf life. Once the value of inventory is reduced, we do not adjust the reserve balance until the inventory is sold or otherwise disposed.

LifeCell inventories

Prior to the completion of the Merger on November 4, 2011, inventories were stated at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. On November 4, 2011, inventories were recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to inventory recorded at the lower of cost or market (net realizable value), with cost being determined on a first-in, first-out basis. Inventories on hand include the cost of materials, freight, direct labor and manufacturing overhead. We record a provision for excess and obsolete inventory based primarily on inventory quantities on hand, the historical product sales and estimated forecast of future product demand and production requirements. In addition, we record a provision for tissue that will not meet tissue standards based on historic rejection rates.

Vendor Rebates
Vendor Rebates

We may receive consideration from vendors in the normal course of business in the form of rebates of purchase price paid. Our policy for accounting for these funds is in accordance with the “Revenue Recognition” Topic of the FASB Accounting Standards Codification. Funds are recognized as a reduction of cost of sales and inventory if the funds are a reduction of the price for the vendor’s products.

Long-Lived Assets
Long-Lived Assets

Prior to the completion of the Merger on November 4, 2011, property, plant and equipment was stated at cost. On November 4, 2011, property, plant and equipment was recorded at fair value with the application of preliminary purchase accounting adjustments, with subsequent additions to property, plant and equipment recorded at cost. Betterments, which extend the useful life of the equipment, are capitalized. Debt issuance costs represent fees and other direct costs incurred in connection with our borrowings. These amounts are capitalized and amortized using the effective interest method over the contractual term of the borrowing. Other assets consisted principally of other investments at December 31, 2011 and consisted of other investments and investment in assets subject to leveraged leases at December 31, 2010.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives (20 to 30 years for buildings and between three and seven years for most of our other property and equipment) of the assets. Amortization for leasehold improvements is taken over the shorter of the estimated useful life of the asset or over the remaining lease term.

Purchase Accounting
Purchase Accounting

Business combinations are accounted for under the acquisition method. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.

The Merger has been accounted for as a business combination. The allocation of the total purchase price to KCI’s and LifeCell’s tangible and identifiable intangible assets was based on their estimated fair values as of the acquisition date.

Purchase Accounting

Business combinations are accounted for under the acquisition method. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill represents the excess purchase price over the fair value of net assets acquired. Goodwill is tested at least annually by reporting unit for impairment, or more frequently when events or changes in circumstances indicate that the asset might be impaired. Examples of such events or circumstances include, but are not limited to, a significant adverse change in legal or business climate, an adverse regulatory action or unanticipated competition.

Impairment is tested by comparing the carrying value of the reporting unit to the reporting unit’s fair value. The carrying value of each reporting unit is determined by taking the reported net assets of the consolidated entity, identifying reporting unit specific assets (including goodwill) and liabilities and allocating shared operational and administrative assets and liabilities to the appropriate reporting unit, which is the same as the segment to which they are assigned. The fair value of each reporting unit is primarily determined using discounted cash flow models using certain assumptions about expected future operating performance and appropriate discount rates determined by our management. When it is determined that the carrying value of goodwill may not be recoverable based upon the existence of one or more of the above indicators of impairment, the measurement of any impairment is determined and the carrying value is reduced as appropriate.

Identifiable intangible assets include developed technology, in process research and development, customer relationships, tradenames and patents. As a result of the Merger, the identifiable intangible assets are presented on a new basis of accounting with the application of preliminary purchase accounting adjustments. We amortize our identifiable definitive lived intangible assets over 2 to 20 years, depending on the estimated economic or contractual life of the individual asset. For indefinite lived intangible assets, impairment is tested by comparing the carrying value of the asset to the fair value of the reporting unit. When it is determined that the carrying value of identifiable intangible assets may not be recoverable based upon the existence of one or more of the above indicators of impairment, the measurement of any impairment is determined and the carrying value is reduced as appropriate.

Income Taxes
Income Taxes

Deferred income taxes are accounted for using the asset and liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statements and the tax bases of assets and liabilities, as measured by current enacted tax rates.  When appropriate, we evaluate the need for a valuation allowance to reduce our deferred tax assets.

A liability is recorded for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.  We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

We have established a valuation allowance to reduce deferred tax assets associated with foreign net operating losses, certain state net operating losses, and certain foreign deferred tax assets to an amount whose realization is more likely than not. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

Income Taxes

Deferred income taxes are accounted for using the asset and liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statements and the tax bases of assets and liabilities, as measured by current enacted tax rates.  When appropriate, we evaluate the need for a valuation allowance to reduce our deferred tax assets.

A liability is recorded for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.  We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

We have established a valuation allowance to reduce deferred tax assets associated with foreign net operating losses, certain state net operating losses, and certain foreign deferred tax assets to an amount whose realization is more likely than not. We believe that the remaining deferred income tax assets will be realized based on reversals of existing taxable temporary differences and expected repatriation of foreign earnings. Accordingly, we believe that no additional valuation allowances are necessary.

Royalties
 Royalties

We pay royalties for the right to market many of our medical devices. Royalties are generally based on applicable revenue or the number of units sold and are recognized in the period that the related revenue is earned. Royalties related to rental revenue are included in rental expense. Royalties on sales revenue are included in cost of sales.

Self-Insurance
Self-Insurance

We self-insure certain employee benefit and casualty insurance risks. Our group medical plan for U.S. employees is a qualified self-insured plan subject to specific stop loss insurance coverage. Our short-term disability plan for U.S. based employees is self-insured. The Texas Employee Injury Benefit Plan is self-insured subject to a $750,000 per occurrence retention. Our casualty insurance program has a $750,000 deductible for workers’ compensation, auto liability, and general liability. Our products liability program has a $500,000 self-insurance retention. Our group life and accidental death and dismemberment plan and our long-term disability plan are all fully insured. We fully accrue our retained loss liabilities, including claims incurred but not reported. Based on historical trends, we believe our accruals for retained losses are adequate to cover future losses.

Derivative Financial Instruments and Fair Value Measurements
Derivative Financial Instruments and Fair Value Measurements

We use derivative financial instruments to manage the economic impact of fluctuations in interest rates. We do not use financial instruments for speculative or trading purposes. Periodically, we enter into interest rate protection agreements to modify the interest characteristics of our outstanding debt. Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. Each interest rate swap was designated as a hedge of interest payments associated with specific principal balances and terms of our debt obligations. These agreements involved the exchange of amounts based on variable interest rates for amounts based on fixed interest rates, over the life of the agreement, without an exchange of the notional amount upon which the payments are based. The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt. These interest rate swaps were settled prior to the Merger. Subsequent to the Merger, our interest rate derivatives have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period and included in interest expense in our condensed consolidated statements of operations.

We also use derivative financial instruments to manage the economic impact of fluctuations in currency exchange rates on our intercompany balances and corresponding cash flows and to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. We enter into foreign currency exchange contracts to manage these economic risks. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. Gains and losses resulting from the foreign currency fluctuations impact on transactional exposures are included in foreign currency gain (loss) in our condensed consolidated statements of operations. Although we use master netting agreements with our derivative counterparties, we do not offset derivative asset and liability positions in the condensed consolidated balance sheet.

All derivative instruments are recorded on the balance sheet at fair value. The fair values of our interest rate derivatives and foreign currency exchange contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly-quoted markets, which represent level 2 inputs as defined by the Codification. Prior to the Merger, we estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income (loss), net of tax, until the hedged item was recognized into earnings (loss).

Derivative Financial Instruments and Fair Value Measurements

We use derivative financial instruments to manage the economic impact of fluctuations in interest rates. We do not use financial instruments for speculative or trading purposes. Periodically, we enter into interest rate protection agreements to modify the interest characteristics of our outstanding debt. Prior to the Merger, we designated our interest rate swap agreements as cash flow hedge instruments. Each interest rate swap was designated as a hedge of interest payments associated with specific principal balances and terms of our debt obligations. These agreements involved the exchange of amounts based on variable interest rates for amounts based on fixed interest rates, over the life of the agreement, without an exchange of the notional amount upon which the payments are based. The differential to be paid or received, as interest rates change, was accrued and recognized as an adjustment to interest expense related to the debt. These interest rate swaps were settled prior to the Merger. Subsequent to the Merger, our interest rate derivatives have not been designated as hedging instruments, and as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period.

We also use derivative financial instruments to manage the economic impact of fluctuations in currency exchange rates on our intercompany balances and corresponding cash flows and to manage our transactional currency exposures when our foreign subsidiaries enter into transactions denominated in currencies other than their local currency. We enter into foreign currency exchange contracts to manage these economic risks. These contracts are not designated as hedges; as such, we recognize the fair value of these instruments as an asset or liability with income or expense recognized in the current period. Gains and losses resulting from the foreign currency fluctuations impact on transactional exposures are included in foreign currency gain (loss) in our consolidated statements of operations. Although we use master netting agreements with our derivative counterparties, we do not offset derivative asset and liability positions in the consolidated balance sheet.

As required, all derivative instruments are recorded on the balance sheet at fair value. The fair values of our interest rate derivatives and foreign currency exchange contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly-quoted markets, which represent level 2 inputs as defined by the Codification. Prior to the Merger, we estimated the effectiveness of our interest rate swap agreements utilizing the hypothetical derivative method. Under this method, the fair value of the actual interest rate swap agreement was compared to the fair value of a hypothetical swap agreement that had the same critical terms as the portion of the loan being hedged. Changes in the effective portion of the fair value of the remaining interest rate swap agreement were recognized in other comprehensive income (loss), net of tax, until the hedged item was recognized into earnings (loss).

Foreign Currency Translation and Transaction Gains and Losses
Foreign Currency Translation and Transaction Gains and Losses

The functional currency for the majority of our foreign operations is the applicable local currency. The translation of the applicable foreign currencies into U.S. dollars is performed for balance sheet accounts using the exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. Gains and losses resulting from the foreign currency translations are included in accumulated other comprehensive income. Transaction gains and losses, such as those resulting from the settlement of nonfunctional currency receivables or payables, including intercompany balances, are included in foreign currency gain (loss) in our consolidated statements of operations. Additionally, payable and receivable balances and long-term debt denominated in nonfunctional currencies are marked-to-market at month-end, and the gain or loss is recognized in our consolidated statements of operations.

Concentration of Credit Risk
Concentration of Credit Risk

We have a concentration of credit risk with financial institutions related to our derivative instruments. As of September 30, 2012, Morgan Stanley, UBS and HSBC were the counterparties on our interest rate protection agreements consisting of interest rate swap and cap agreements in outstanding notional amounts totaling $1.043 billion each. We use master netting agreements with our derivative counterparties to reduce our risk and use multiple counterparties to reduce our concentration of credit risk.

We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

Concentration of Credit Risk

We have a concentration of credit risk with financial institutions related to our derivative instruments. As of December 31, 2011, Morgan Stanley, UBS and HSBC were the counterparties on our interest rate protection agreements consisting of interest rate swap and cap agreements in notional amounts totaling $1.048 billion each. We use master netting agreements with our derivative counterparties to reduce our risk and use multiple counterparties to reduce our concentration of credit risk.

We maintain cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits bear minimal credit risk as they are maintained at financial institutions of reputable credit and generally may be redeemed upon demand.

Equity-based Compensation
Equity-based Compensation

We account for equity-based payments to employees in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”), which requires that equity-based payments (to the extent they are compensatory) be recognized in our consolidated statements of operations based on their fair values.

As required by ASC 718, we recognize equity-based compensation expense for equity-based payment awards that are expected to vest, including stock options, restricted stock awards and restricted stock units based on estimated fair values on the date of grant. For awards classified as liability awards, the fair value of these awards is reviewed on a regular basis and the expense associated with these awards is adjusted accordingly as the fair value changes. In determining whether an award is expected to vest, we use an estimated, forward-looking forfeiture rate based upon our historical forfeiture rates. To the extent our actual forfeitures are different than our estimates, we record a true-up for the differences in the period that the awards vest, and such true-ups could materially affect our operating results. We also consider whether there have been any significant changes in facts and circumstances that would affect our expected forfeiture rate.

We are also required to determine the fair value of equity-based awards at the grant date. Prior to the Merger, for option awards that are subject to service conditions and/or performance conditions, we estimated the fair values of employee stock awards using a Black-Scholes-Merton valuation model. Subsequent to the Merger, we estimate the fair values of employee incentive equity awards using a Black-Scholes-Merton valuation model. A discount for lack of marketability was applied to the per unit fair value to reflect increased risk arising from the inability to readily sell the Profits Interest Units and Appreciation Rights. These determinations require judgment, including estimating expected volatility. If actual results differ significantly from these estimates, equity-based compensation expense and our results of operations could be impacted.

Collaborative Arrangements
Collaborative Arrangements

In September 2010, LifeCell entered into an exclusive sales and marketing agreement with Novadaq® Technologies, Inc. (“Novadaq”) for the distribution of Novadaq's SPY® Intraoperative Perfusion Assessment System in Americas surgical markets. LifeCell will provide market development and commercialization activities, including professional education, clinical support, reimbursement and sales distribution. Novadaq will continue to be responsible for manufacturing, field service and research and development. We recognize revenue for transactions under this agreement in accordance with the “Collaborative Arrangements” topic of the Codification.

Research and Development
Research and Development

The focus of our research and development program has been to invest in clinical studies and the development of new advanced wound healing systems, products and dressings. This includes the development of new and synergistic technologies across the continuum of wound care including tissue regeneration, preservation and repair, new applications of negative pressure technology, and the leveraging of our core understanding of biological tissues in order to develop biosurgery products in our LifeCell business. The types of costs classified as research and development expense include salaries of technical staff, consultant costs, facilities and utilities costs related to offices occupied by technical staff, depreciation on equipment and facilities used by technical staff, supplies and materials for research and development and outside services such as prototype development and testing and third-party research and development costs. Expenditures for research and development, including expenses related to clinical studies, are expensed as incurred.

Shipping and Handling		Shipping and Handling We include shipping and handling costs in rental expense and cost of sales, as appropriate.
Taxes Collected from Customers and Remitted to Governmental Units
Taxes Collected from Customers and Remitted to Governmental Units

Taxes assessed by a government authority that are directly imposed on a revenue producing transaction between us and our customers, including but not limited to sales taxes, use taxes and value added taxes, are accounted for on a net (excluded from revenues and costs) basis.

Advertising Expenses		Advertising Expenses Advertising costs are expensed as incurred.
Legal Proceedings and Other Loss Contingencies
 Legal Proceedings and Other Loss Contingencies

We are subject to various legal proceedings, many involving routine litigation incidental to our business. The outcome of any legal proceeding is not within our complete control, is often difficult to predict and is resolved over very long periods of time. Estimating probable losses associated with any legal proceedings or other loss contingencies is very complex and requires the analysis of many factors including assumptions about potential actions by third parties. Loss contingencies are disclosed when there is at least a reasonable possibility that a loss has been incurred and are recorded as liabilities in the consolidated financial statements when it is both (1) probable or known that a liability has been incurred and (2) the amount of the loss is reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. If a loss contingency is not probable or cannot be reasonably estimated, a liability is not recorded in the consolidated financial statements.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

On January 1, 2012, we adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2011-07 “Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities.” The objective of this update is to provide financial statement users with greater transparency about a health care entity’s net patient service revenue and the related allowance for doubtful accounts. This update provides information to assist financial statement users in assessing an entity’s sources of net patient service revenue and related changes in its allowance for doubtful accounts. The amendments require health care entities that recognize significant amounts of patient service revenue at the time the services are rendered, to present the provision for bad debts related to patient service revenue as a deduction from revenue on their statement of operations

Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Calculation of Purchase Price and Preliminary Allocation of Purchase Price
The following table represents the allocation of the purchase price (dollars in thousands):

	December 31, 2011	Adjustment	September 30, 2012

Goodwill	$3,497,532	$(25,625)	$3,471,907
Identifiable intangible assets	2,890,570	—	2,890,570
Tangible assets acquired and liabilities assumed:
Accounts receivable	403,677	—	403,677
Inventories	195,779	(1,151)	194,628
Other current assets	43,919	—	43,919
Property, plant and equipment	554,065	42,920	596,985
Other non-current assets	15,177	—	15,177
Current liabilities	(328,000)	—	(328,000)
Long-term debt and other non-current liabilities	(1,502,318)	—	(1,502,318)
Noncurrent tax liabilities	(38,252)	—	(38,252)
Net deferred tax liability	(1,258,675)	(16,144)	(1,274,819)
Total purchase price	$4,473,474	$—	$4,473,474

The following tables represent the calculation of the total purchase price and the preliminary allocation of the purchase price (dollars in thousands):

December 31, 2011
Cash used to acquire equity	$5,185,359
Cash and cash equivalents	(711,885)
Total purchase price	$4,473,474

Goodwill	$3,497,532
Identifiable intangible assets	2,890,570
Tangible assets acquired and liabilities assumed:
Accounts receivable	403,677
Inventories	195,779
Other current assets	43,919
Property, plant and equipment	554,065
Other non-current assets	15,177
Current liabilities	(328,000)
Long-term debt and other non-current liabilities	(1,502,318)
Noncurrent tax liabilities	(38,252)
Net deferred tax liability	(1,258,675)
Total purchase price	$4,473,474

Pro Forma Condensed Consolidated Results of Operations
The following table reflects the unaudited pro forma condensed consolidated results of operations, as though the Merger had occurred as of the beginning of the periods being presented (dollars in thousands):

	Period from January 1 through November 3, 2011	Year Ended December 31, 2010
	(unaudited)	(unaudited)
Pro forma revenue	$1,503,412	$1,743,440
Pro forma net loss	$(60,822)	$(280,479)

Business Acquisition, Source and Use of Funds
The following sets forth the sources and uses of funds in connection with the Merger (dollars in thousands):

Amount
Source of funds:
Borrowings under the senior secured credit facility	$2,300,000
Proceeds from the issuance of partners’ equity	1,714,398
Gross proceeds from the sale of the second lien senior secured notes	1,750,000
Gross proceeds from the sale of the senior unsecured notes	750,000
Cash on hand	546,915
Total	$7,061,313

Use of funds:
Purchase of KCI common stock and net settlement of options	$5,185,359
Repayment of debt under the previous senior credit facility	529,375
Settlement of convertible debt and related note hedge and warrants	969,189
Payment of debt issuance costs, discount and transaction costs (1)	377,390
Total	$7,061,313
_____________________
(1) Debt issuance costs have been deferred and will be amortized over the life of the debt instruments. Transaction costs are reported as a component of selling, general and administrative expenses in the consolidated statements of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Concentrations of Accounts Receivable	Significant concentrations of accounts receivable include:

	2011	2010
Acute and extended care organizations	60%	56%
Managed care, insurance and other	28%	32%
Medicare/Medicaid	10%	10%
Other	2%	2%

Supplemental Balance Sheet Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable consist of the following (dollars in thousands):

	September 30, 2012	December 31, 2011
Gross trade accounts receivable:
Billed trade accounts receivable (1)	$411,090	$371,832
Unbilled receivables (1)	47,087	43,597
Less: Allowance for revenue adjustments (1)	(79,151)	(17,674)
Gross trade accounts receivable	379,026	397,755
Less: Allowance for bad debt	(4,848)	(3,477)
Net trade accounts receivable	374,178	394,278
Other receivables	7,444	7,680
	$381,622	$401,958
(1)

Accounts receivable consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Gross trade accounts receivable:
Billed trade accounts receivable (1)	$371,832	$444,814
Unbilled receivables (1)	43,597	54,068
Less: Allowance for revenue adjustments (1)	(17,674)	(87,035)
Gross trade accounts receivable (2)	397,755	411,847
Less: Allowance for bad debt (2)	(3,477)	(9,970)
Net trade accounts receivable	394,278	401,877
Other receivables	7,680	12,206
	$401,958	$414,083
_____________________
(1) The lower amounts for billed trade accounts receivable, unbilled receivables and allowance for revenue adjustments at December 31, 2011 are due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.
(2) Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.

Schedule of Inventories, Net
Inventories, net

Inventories consist of the following (dollars in thousands):

	September 30, 2012	December 31, 2011
Finished goods and tissue available for distribution	$91,768	$99,028
Goods and tissue in-process	9,431	14,005
Raw materials, supplies, parts and unprocessed tissue	52,080	77,691
	153,279	190,724
Less: Amounts expected to be converted into equipment for short-term rental	(9,646)	(10,507)
Reserve for excess and obsolete inventory(2)	(20,016)	(1,974)
	$123,617	$178,243
(2) The lower reserve for excess and obsolete inventory at December 31, 2011 is due primarily to Merger-related fair value adjustments recorded upon the close of the Merger.

Inventories consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Finished goods and tissue available for distribution	$99,028	$92,769
Goods and tissue in-process	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	77,691	96,197
	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(10,507)	(10,008)
Reserve for excess and obsolete inventory (1)	(1,974)	(15,913)
	$178,243	$172,552

Schedule of Net Property, Plant and Equipment
Net property, plant and equipment consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Land	$7,336	$741
Buildings	28,971	17,810
Equipment for short-term rental	262,641	342,428
Machinery, equipment and furniture	206,573	371,736
Leasehold improvements	67,256	81,868
Inventory to be converted to equipment	10,507	10,008
	583,284	824,591
Less accumulated depreciation	(37,937)	(553,528)
	$545,347	$271,063

Schedule of Accrued Expenses and Other
Accrued expenses and other consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Payroll, benefits, commissions, bonuses and related taxes	$79,721	$83,238
Royalty accrual	63,800	50,688
Interest accruals	43,585	4,784
Restructuring charges	20,870	1,715
Sales and other taxes	19,977	12,664
Deferred compensation	5,639	—
Insurance accruals	6,288	7,249
Derivative liability	581	5,102
Other accrued expenses	71,156	60,084
	$311,617	$225,524

Accounting for Goodwill and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Accounting for Goodwill and Other Non-current Assets [Abstract]
Schedule of Goodwill
Based on the preliminary purchase price allocation, the components of goodwill by reporting unit are listed below (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
AHS	$2,214,556	$167,639
LifeCell	1,240,100	1,118,206
Goodwill related to the divestiture	42,876	43,036
	$3,497,532	$1,328,881

Schedule of Definite-lived and Indefinite-lived Intangible Assets
Identifiable intangible assets include the following (dollars in thousands):

	December 31, 2011		December 31, 2010
	Successor		Predecessor
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Customer relationships and non-compete agreements	$852,400	$(7,118)	$185,782	$(36,489)
Developed technology	654,717	(9,524)	238,391	(44,180)
Tradenames and patents	15,141	(380)	151,482	(41,184)
Total definite-lived intangible assets	1,522,258	(17,022)	575,655	(121,853)
Indefinite-lived intangible assets:
Tradenames	1,350,000	—	—	—
In-process research and development	20,500	—	—	—
Total indefinite-lived intangible assets	1,370,500	—	—	—
	$2,892,758	$(17,022)	$575,655	$(121,853)

Schedule of Estimated Amortization Expense
The following table presents the estimated amortization expense, in total, to be incurred over the next five years for all definite-lived intangible assets as of December 31, 2011 (dollars in thousands):

Year ending December 31,	Estimated Amortization Expense
2012	$108,400
2013	$108,236
2014	$101,150
2015	$101,150
2016	$101,150

Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Long-term debt consists of the following (dollars in thousands):

	September 30, 2012	December 31, 2011

Senior Dollar Term B-1 Credit Facility – due 2018	$1,617,775	$1,630,000
Senior Euro Term B-1 Credit Facility – due 2018	318,890	324,000
Senior Term B-2 Credit Facility – due 2016	322,563	325,000
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	1,750,000
12.5% Senior Unsecured Notes due 2019	750,000	750,000
3.25% Convertible Senior Notes due 2015	701	701
Notional amount of debt	4,759,929	4,779,701

Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(50,434)	(55,942)
Senior Euro Term B-1 Credit Facility Discount, net of accretion	(14,063)	(15,430)
Senior Term B-2 Credit Facility Discount, net of accretion	(8,189)	(9,487)
Second Lien Senior Secured Notes Discount, net of accretion	(28,669)	(31,063)
Senior Unsecured Notes Discount, net of accretion	(4,292)	(4,560)
Net discount on debt	(105,647)	(116,482)

Total debt, net of discount	4,654,282	4,663,219
Less: Current installments	(23,464)	(23,491)
	$4,630,818	$4,639,728

Long-term debt consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Senior Credit Facility – due 2013 (1)	$—	$527,333
Senior Revolving Credit Facility – due 2013 (1)	—	—
Senior Term B-2 Credit Facility – due 2016	325,000	—
Less: Senior Term B-2 Credit Facility Discount, net of accretion	(9,487)	—
Senior Dollar Term B-1 Credit Facility – due 2018	1,630,000	—
Less: Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(55,942)	—
Senior Euro Term B-1 Credit Facility – due 2018	324,000	—
Less: Euro Term B-1 Credit Facility Discount, net of accretion	(15,430)	—
Senior Revolving Credit Facility – due 2016	—	—
3.25% Convertible Senior Notes due 2015	701	690,000
Less: Convertible Notes Discount, net of accretion	—	(112,543)
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	—
Less: Second Lien Senior Secured Notes Discount, net of accretion	(31,063)	—
12.5% Senior Unsecured Notes due 2019	750,000	—
Less: Senior Unsecured Notes Discount, net of accretion	(4,560)	—
	4,663,219	1,104,790
Less: Current installments	(23,491)	(169,500)
	$4,639,728	$935,290
(1)All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.

Schedule of Redemption Prices for Second Lien Notes
At any time on or after November 1, 2015, we may redeem the second lien notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	105.250%
2016	102.625%
2017 and thereafter	100.000%

Schedule of Redemption Prices for Senior Unsecured Notes
At any time on or after November 1, 2015, we may redeem the senior unsecured notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	106.250%
2016	103.125%
2017 and thereafter	100.000%

Schedule of Maturities of Long-term Debt	Future maturities of long-term debt at December 31, 2011 were (dollars in thousands):

Year	Amount
2012	$23,491
2013	$22,790
2014	$22,790
2015	$22,790
2016	$331,540
Thereafter	$4,356,300

Derivative Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet Location	September 30, 2012	December 31, 2011	Balance Sheet Location	September 30, 2012	December 31, 2011
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$33,992	$9,383
Interest rate cap agreements	Prepaid expenses and other	28	—	Accrued expenses and other	—	—
Interest rate cap agreements	Other non-current assets	—	1,592	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	753	1,055	Accrued expenses and other	1,875	581
Total derivatives		$781	$2,647		$35,867	$9,964

The following table sets forth the location and aggregate fair value amounts of all derivative instruments with credit-related contingent features (dollars in thousands):

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
		December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
		Successor	Predecessor		Successor	Predecessor
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other non-current assets	$—	$—	Other non-current liabilities	$9,383	$—
Interest rate cap agreements	Other non-current assets	1,592	—	Other non-current liabilities	—	—
Foreign currency exchange contracts	Prepaid expenses and other	1,055	364	Accrued expenses and other	581	3,425
Derivatives designated as hedging instruments

Interest rate swap agreements	Prepaid expenses and other	—	—	Accrued expenses and other	—	1,677
Total derivatives		$2,647	$364		$9,964	$5,102

Interest Rate Swap [Member]
Derivative [Line Items]
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our condensed consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the condensed consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Loss recognized in OCI	$—	$(52)	$—	$(1,512)
Loss reclassified from OCI to interest expense	$—	$(396)	$—	$(1,509)

The following table summarizes the amount of gain (loss) on interest rate swap agreements designated as cash flow hedges reported in our consolidated balance sheets under the caption “accumulated other comprehensive income” (“OCI”) or reclassified from accumulated OCI and into the consolidated statements of operations under the caption “interest expense” (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Loss recognized in OCI	$—	$(1,627)	$(1,780)	$(4,133)
Loss reclassified from OCI to interest expense	$—	$(2,717)	$(6,185)	$(7,244)

Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes the amount of gain (loss) on derivatives not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the condensed consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Interest rate swap agreements	$(6,313)	$—	$(24,610)	$—
Interest rate cap agreements	(118)	—	(1,563)	—
Foreign currency exchange contracts	(2,148)	1,082	(2,300)	(1,933)
	$(8,579)	$1,082	$(28,473)	$(1,933)

The following table summarizes the amount of gain (loss) on derivative not designated as hedging instruments (dollars in thousands). The gains or losses recognized on these derivative instruments are included in the consolidated statements of operations under the caption “interest expense” for interest rate swap and cap agreements and under the caption “foreign currency gain (loss)” for foreign currency exchange contracts.

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Interest rate swap agreements	$(9,383)	$—	$—	$—
Interest rate cap agreements	(558)	—	—	—
Foreign currency exchange contracts	468	(2,909)	269	(8,206)
	$(9,473)	$(2,909)	$269	$(8,206)

Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following chart summarizes these agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

The following chart summarizes these new agreements (dollars in thousands):

Effective Dates	Original Notional Amount	Fixed Interest Rate
12/31/13-12/31/16	$512,633	2.256%
12/31/13-12/31/16	$512,633	2.249%
12/31/13-12/31/16	$512,633	2.250%

Derivatives Designated as Hedging Instruments [Member] | Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following chart summarizes interest rate hedge transactions effective as of December 31, 2010 (dollars in thousands):

Accounting Method	Effective Dates	Original Notional Amount	Notional Amount at December 31, 2010	Fixed Interest Rate	Current Status
			(Predecessor)
Hypothetical	12/31/10-12/31/11	$25,000	$25,000	0.680%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.775%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.760%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.750%	Early redemption
Hypothetical	12/31/10-12/31/11	$30,000	$30,000	0.784%	Early redemption
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.637%	Matured
Hypothetical	09/30/10-09/30/11	$25,000	$25,000	0.680%	Matured
Hypothetical	06/30/08-06/30/11	$100,000	$21,000	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/08-06/30/11	$50,000	$10,500	3.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.895%	Matured
Hypothetical	06/30/10-06/30/11	$25,000	$25,000	0.890%	Matured
Hypothetical	09/30/08-03/31/11	$40,000	$11,000	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	09/30/08-03/31/11	$30,000	$8,250	3.399%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.774%	Matured
Hypothetical	03/31/10-03/31/11	$50,000	$50,000	0.785%	Matured

Leasing Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future Minimum Lease Payments Under Capital and Operating Leases
Future minimum lease payments under capital and non-cancelable operating leases, including our headquarters facility (with initial or remaining lease terms in excess of one year) as of December 31, 2011 are as follows (dollars in thousands):

	Capital Leases	Operating Leases
2012	$122	$44,316
2013	59	31,173
2014	19	20,876
2015	—	15,338
2016	—	10,078
Thereafter	—	42,210
Total minimum lease payments	$200	$163,991
Less amount representing interest	(17)
Present value of net minimum capital lease payments	183
Less current portion	(112)
Obligations under capital leases, excluding current installments	$71

Income Taxes (Benefit) (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table summarizes earnings (loss) before income taxes (benefit) of U.S. and foreign operations (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Domestic	$(169,372)	$167,624	$243,053	$234,436
Foreign	10,569	102,635	112,620	99,945
	(158,803)	270,259	355,673	334,381
Earnings from discontinued operations before income taxes	6,223	37,055	55,167	80,652
Earnings from continuing operations before income taxes	$(165,026)	$233,204	$300,506	$253,729

Schedule of Components of Income Tax Expense (Benefit)
The following table summarizes the composition of income taxes (benefit) (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Current:
Federal	$(3,060)	$78,686	$126,646	$83,234
State	1,212	15,717	26,570	21,055
International	5,114	11,757	7,589	16,513
Total current expense	3,266	106,160	160,805	120,802
Deferred:
Federal	(40,227)	(19,952)	(51,316)	(6,067)
State	(4,009)	(2,019)	(8,985)	(2,065)
International	(2,964)	(4,868)	(915)	(6,991)
Total deferred tax expense (benefit)	(47,200)	(26,839)	(61,216)	(15,123)
	(43,934)	79,321	99,589	105,679
Income tax related to discontinued operations	2,396	4,954	9,921	12,831
Income taxes (benefit) related to continuing operations	$(46,330)	$74,367	$89,668	$92,848

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate is as follows:

	Period from November 4 through December 31, 2011 (1)	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Computed "expected" tax rate	35.0%	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0	3.6	3.4	3.2
Non-deductible items	(9.1)	3.2	1.2	1.0
Effect of international operations	0.3	(10.4)	(10.3)	(6.8)
Section 199 production deduction	—	(1.6)	(1.0)	(0.6)
Research and development credit	0.1	(0.6)	(0.3)	(0.4)
Other, net	0.4	0.1	—	0.2
	27.7	29.3	28.0	31.6
Change in rate related to discontinued operations	0.4	2.6	1.8	5.0
Effective tax rate related to continuing operations	28.1%	31.9%	29.8%	36.6%
_____________________

(1)
The period from November 4, 2011 through December 31, 2011 includes a loss before income tax benefit. The consolidated effective income tax rates represent adjustments to the computed “expected” income tax benefit rate for the period. Therefore, negative percentages represent reductions to the income tax benefit rate.

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Deferred Tax Assets:
Foreign tax credit	$129,320	$—
Net operating loss	109,854	—
Accounts receivable	10,252	13,353
Foreign net operating loss carry forwards	5,745	12,323
Convertible note hedge	—	35,543
Accrued liabilities	11,285	7,164
Deferred foreign tax asset	25,607	23,160
Equity-based compensation	107	24,084
Accrued interest	9,194	4,758
Loan fees	—	3,289
Unrealized foreign exchange currency	(8,983)	1,253
Inventory	(4,301)	6,616
Other	2,350	(470)
Total gross deferred tax assets	290,430	131,073
Less: valuation allowances	(18,247)	(15,335)
Net deferred tax assets	272,183	115,738
Deferred Tax Liabilities:
Intangible assets, amortizable	(537,809)	(143,718)
Intangible assets, indefinite-lived	(527,244)	—
U.S. tax on foreign earnings	(290,601)	—
Deferred state tax liability	(13,519)	(16,246)
Convertible debt instruments	—	(39,700)
Depreciation	(114,762)	(32,197)
Total gross deferred tax liabilities	(1,483,935)	(231,861)
Net deferred tax liability	(1,211,752)	(116,123)
Less: current deferred tax asset	(23,270)	(30,112)
Less: non-current deferred tax asset	(18,322)	(17,151)
Non-current deferred tax liability	$(1,253,344)	$(163,386)

Reconciliation of the Allowance for Uncertain Tax Positions
The reconciliation of the allowance for uncertain tax positions is as follows (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Balance at beginning of year	$28,105	$22,155
Net additions for tax positions of prior years	773	11,003
Net reductions for tax positions of prior years	(43)	(4,388)
Net additions on positions related to the current year	2,061	2,499
Settlements	(175)	(1,316)
Reductions resulting from a lapse of the applicable statute of limitation	(1,394)	(1,848)
Balance at end of year	29,327	28,105
Accrued interest and penalties	8,968	7,483
Gross unrecognized income tax benefit	$38,295	$35,588

Incentive Compensation Plans Incentive Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Equity-Based Compensation Expense
Equity-based compensation expense was recognized in the consolidated statements of operations as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Rental expenses	$—	$4,331	$5,149	$4,974
Cost of sales	11	719	1,008	978
Selling, general and administrative expenses	295	76,304	26,624	26,554
Pre-tax equity-based compensation expense	306	81,354	32,781	32,506
Less: Income tax benefit	(118)	(28,953)	(11,130)	(10,851)
Total equity-based compensation expense, net of tax	$188	$52,401	$21,651	$21,655

Weighted Average Assumptions, Profits Interest Units
The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Profits Interest Units (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Profits Interest Unit Activity
A summary of our Profits Interest Unit (“PIU”) activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands, except weighted average grant date fair value):

	Service-based	Performance-based	Total	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
PIU outstanding – November 4, 2011	—	—	—	$—
Granted	6,445	6,446	12,891	$1.24
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
PIU outstanding – December 31, 2011	6,445	6,446	12,891	$1.24	N/A	$15,985
PIU exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

Weighted Average Assumptions, Appreciation Rights
The estimated fair values for the period of November 4, 2011 through December 31, 2011 (Successor) included the following weighted average assumptions for both the time-based and performance-based Appreciation Rights (annualized percentages):

Period from November 4 through December 31, 2011

Successor
Expected stock volatility	56.0%
Expected dividend yield	—
Risk-free interest rate	0.9%
Expected life (years)	5

Appreciation Rights Activity
A summary of our Appreciation Rights activity, and related information, for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below (in thousands except exercise price and contractual term):

	Service-based	Performance-based	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Interests outstanding – November 4, 2011	—	—	—	$—
Granted	441	441	882	$5.00
Exercised	—	—	—	$—
Forfeited/Expired	—	—	—	$—
Interests outstanding – December 31, 2011	441	441	882	$5.00	9.90	$—
Interests exercisable as of December 31, 2011	—	—	—	$—	N/A	$—

Weighted Average Assumptions, Stock Options
The estimated fair values included the following weighted average assumptions (annualized percentages):

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Expected stock volatility	44.6%	44.4%	43.7%
Expected dividend yield	—	—	—
Risk-free interest rate	2.5%	2.6%	2.2%
Expected life (years)	6.2	6.2	6.2

Stock Option Activity
A summary of our stock option activity, and related information, for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor) is set forth in the table below:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – January 1, 2011	5,470	$39.20
Granted	757	$46.97
Exercised	(1,067)	$40.94
Forfeited/Expired	(290)	$40.35
Options outstanding – November 3, 2011	4,870	$39.96	6.75	$138,793
Cancelled	(3)	$71.32
Exercised upon closing of the Merger, November 4, 2011	(4,867)	$39.94
Options outstanding – December 31, 2011	—
Exercisable as of December 31, 2011	—

Restricted Stock Activity
The following table summarizes restricted stock activity for the period of January 1, 2011 through November 3, 2011 (Predecessor) and for the period of November 4, 2011 through December 31, 2011 (Successor):

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Unvested shares – January 1, 2011	1,101	$37.41
Granted	712	$48.72
Vested and distributed	(272)	$45.47
Forfeited	(138)	$42.64
Unvested shares – November 3, 2011	1,403	$41.05
Cancelled	(388)	$46.92
Vested and distributed upon closing of the Merger, November 4, 2011	(1,015)	$38.81
Unvested shares - December 31, 2011	—

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (loss)
The components of accumulated other comprehensive income are as follows (dollars in thousands):

	Accumulated Foreign Currency Translation Adjustment	Accumulated Derivative Gains (Losses)	Accumulated Other Comprehensive Income (Loss)
Predecessor Balances at January 1, 2009	$17,612	$(8,606)	$9,006
Foreign currency translation adjustment, net of taxes of $(148)	3,822	—	3,822
Net derivative loss, net of taxes of $(2,226)	—	(4,133)	(4,133)
Reclassification adjustment for derivative losses included in income, net of taxes of $3,901	—	7,244	7,244
Predecessor Balances at December 31, 2009	$21,434	$(5,495)	$15,939
Foreign currency translation adjustment, net of taxes of $(118)	(2,923)	—	(2,923)
Net derivative loss, net of taxes of $(958)	—	(1,780)	(1,780)
Reclassification adjustment for derivative losses included in income, net of taxes of $3,330	—	6,185	6,185
Predecessor Balances at December 31, 2010	$18,511	$(1,090)	$17,421
Foreign currency translation adjustment, net of taxes of $(68)	1,836	—	1,836
Net derivative loss, net of taxes of $(876)	—	(1,627)	(1,627)
Reclassification adjustment for derivative losses included in income, net of taxes of $1,463	—	2,717	2,717
Predecessor Balances at November 3, 2011	$20,347	$—	$20,347
Elimination of pre-merger balance through purchase accounting	(20,347)	—	(20,347)
Foreign currency translation adjustment, net of taxes of $278	(5,841)	—	(5,841)
Successor Balances at December 31, 2011	$(5,841)	$—	$(5,841)

Disposition of Assets (Tables)	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

On August 15, 2012, we announced that we had entered into an asset purchase agreement with Getinge. The transaction closed on November 8, 2012. At the closing of the transaction, Getinge paid KCI $247.1 million in cash, subject to certain adjustments. Under the terms of the Agreement, Getinge purchased certain assets and assumed certain liabilities, including our TSS product portfolio. In addition, Getinge has offered employment to TSS employees and we have agreed to provide transition services to Getinge after the close of the transaction. The historical results of operations of the disposal group, excluding the allocation of general corporate overhead, are reported as discontinued operations in the condensed consolidated statements of operations.

The Company plans to use the net proceeds from the sale to reinvest in its core business and look for growth opportunities.  If the Company has not reinvested all of the proceeds within one year, it must use the remaining amount to repay its long-term debt obligations.

The operating results of the TSS product portfolio included in discontinued operations for the three and nine month periods ended September 30, 2012 and 2011 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor

Revenue	$52,673	$61,817	$168,107	$194,967
Earnings (loss) before income taxes	$3,305	$8,130	$(5,984)	$33,893
Income tax expense (benefit)	$1,273	$1,203	$(2,304)	$7,006
Earnings (loss) from discontinued operations	$2,032	$6,927	$(3,680)	$26,887

The major components of assets and liabilities related to the disposition of the TSS product portfolio as of September 30, 2012 were as follows (in thousands):

September 30, 2012

Current assets	$33,335
Property and equipment	58,675
Other assets	16,678
Total assets	$108,688

Current liabilities	$9,812
Deferred income taxes, noncurrent	8,527
Total liabilities	$18,339

Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Earnings (Loss) from Segments to Consolidated
Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Revenue:
AHS	$329,651	$371,100	$986,157	$1,067,604
LifeCell	106,222	97,441	320,364	286,785
Total revenue	$435,873	$468,541	$1,306,521	$1,354,389

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Operating earnings:
AHS (1)	$114,833	$146,235	$277,191	$372,280
LifeCell (1)	28,864	27,511	75,503	80,424
Non-allocated costs:
General headquarter expense	(5,519)	(15,748)	(19,545)	(42,469)
Equity-based compensation	(197)	(7,859)	(1,186)	(23,738)
Merger-related and other expenses (2)	(21,685)	(5,996)	(63,750)	(7,202)
Acquired intangible asset amortization (3)	(49,733)	(8,856)	(172,260)	(26,567)
Total non-allocated costs	(77,134)	(38,459)	(256,741)	(99,976)
Total operating earnings	$66,563	$135,287	$95,953	$352,728
________________________________

(1)
The three months ended September 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory of $24.6 million and $2.8 million, respectively, to our AHS and LifeCell operating segments. The nine months ended September 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the purchase accounting adjustments related to the step up in value of RME and inventory of $87.0 million and $19.7 million, respectively, to our AHS and LifeCell operating segments. In addition, our AHS operating segment includes $12.4 million and $9.7 million impairment charges recorded during the first and third quarters of 2012, respectively, associated with certain production equipment at our AHS manufacturing plant and inventory associated with our V.A.C. Via product.

(2)
The three and nine months ended September 30, 2012 includes expenses related to the Merger for seller transaction costs, management fees and restructuring-related expenses as well as business optimization expenses. In addition, the three and nine months ended September 30, 2012 and 2011 includes expenses related to our global business transformation efforts.

(3)
The three and nine months ended September 30, 2011 includes amortization of acquired intangible assets related to our purchase of LifeCell in May 2008. The three and nine months ended September 30, 2012 includes amortization of acquired intangible assets related to our Merger in November 2011.

Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Revenue:
AHS	$231,149	$1,181,961	$1,402,035	$1,402,417
LifeCell	73,615	321,451	341,405	285,898
Total revenue	$304,764	$1,503,412	$1,743,440	$1,688,315

Operating earnings (loss):
AHS	$67,506	$412,092	$417,646	$400,031
LifeCell	13,029	89,178	93,948	80,251
Non-allocated costs:
General headquarter expense	(3,948)	(46,837)	(49,312)	(43,153)
Equity-based compensation (1)	(306)	(81,354)	(32,781)	(32,506)
Merger-related expenses (2)	(148,713)	(46,619)	—	—
LifeCell acquisition-related expenses (3)	—	(29,519)	(38,293)	(42,791)
Total non-allocated costs	(152,967)	(204,329)	(120,386)	(118,450)
Total operating earnings (loss)	$(72,432)	$296,941	$391,208	$361,832
_____________________________

(1)	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.

(2)	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.

(3)	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.

Schedule of Depreciation and Other Amortization Schedule of Depreciation and Other Amortization by Segment

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Depreciation and other amortization:
AHS	$44,238	$55,568	$72,474	$62,668
LifeCell	8,670	44,667	57,370	60,248
Other	3,843	17,451	26,621	32,944
	$56,751	$117,686	$156,465	$155,860

Information on Segment Assets
Information on segment assets are as follows (dollars in thousands):

	December 31,
	2011	2010	2009
	Successor	Predecessor	Predecessor
Total assets:
AHS	$4,977,917	$764,619	$779,464
LifeCell	2,328,671	1,704,337	1,712,376
Other	614,791	607,043	546,725
	$7,921,379	$3,075,999	$3,038,565

Gross Capital Expenditures
The following table contains information on gross capital expenditures (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Gross capital expenditures:
AHS	$10,080	$5,842	$10,212	$17,140
LifeCell	7,047	10,832	10,099	9,113
Other	18,881	81,882	65,572	77,036
	$36,008	$98,556	$85,883	$103,289

Schedule of Information on the Geographical Location of Select Financial Information
Information on the geographical location of select financial information is as follows (dollars in thousands):

Period from November 4 through December 31, 2011

Successor
Geographic location of revenue:
Domestic	$—
United States	235,886
Other foreign	68,878
Total revenue	$304,764

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Geographic location of revenue:
Domestic	$1,155,832	$1,352,323	$1,302,095
Foreign	347,580	391,117	386,220
Total revenue	$1,503,412	$1,743,440	$1,688,315

December 31, 2011
Successor
Geographic location of long-lived assets (1):
Domestic	$—
United States	360,365
Other foreign	184,982
Total long-lived assets	$545,347
_____________________________

(1)	Long-lived assets exclude intangible assets.

	December 31,
	2010	2009
	Predecessor	Predecessor
Geographic location of long-lived assets (1):
Domestic	$184,131	$198,211
Foreign	86,932	97,844
Total long-lived assets	$271,063	$296,055
_____________________________

(1)	Long-lived assets exclude intangible assets.

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Unaudited Consolidated Results of Operations by Quarter
The unaudited consolidated results of operations by quarter are summarized below (in thousands):

	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 3,	Period from November 4 through December 31,
	2011	2011	2011	2011	2011
	Predecessor	Predecessor	Predecessor	Predecessor	Successor
Revenue	$432,578	$453,270	$468,541	$149,023	$304,764
Gross profit	$264,258	$290,287	$310,607	$96,421	$175,861
Operating earnings (loss)	$100,777	$116,664	$135,287	$(55,787)	$(72,432)
Earnings (loss) from continuing operations	$58,236	$71,647	$83,799	$(54,845)	$(118,696)
Earnings from discontinued operations	$10,182	$9,778	$6,927	$5,214	$3,827
Net earnings (loss)	$68,418	$81,425	$90,726	$(49,631)	$(114,869)

	Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	Predecessor	Predecessor	Predecessor	Predecessor
Revenue	$410,954	$430,412	$442,346	$459,728
Gross profit	$243,149	$256,877	$266,717	$278,200
Operating earnings	$82,975	$89,126	$108,542	$110,565
Earnings from continuing operations	$37,651	$43,574	$66,250	$63,363
Earnings from discontinued operations	$15,062	$10,031	$9,523	$10,630
Net earnings	$52,713	$53,605	$75,773	$73,993

Guarantor Condensed Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Guarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor and Non-Guarantor Balance Sheet
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
September 30, 2012
(in thousands)
(unaudited)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$398	$246,645	$—	$59,884	$—	$306,927
Accounts receivable, net	—	202,358	54,272	124,992	—	381,622
Inventories, net	—	62,210	68,973	58,412	(65,978)	123,617
Prepaid expenses and other	—	9,006	5,547	335,617	(310,836)	39,334
Assets held for sale	—	65,723	9,070	49,133	(15,238)	108,688
Intercompany receivables	166	1,176,918	2,088,503	837,017	(4,102,604)	—
Total current assets	564	1,762,860	2,226,365	1,465,055	(4,494,656)	960,188

Net property, plant and equipment	—	274,193	99,887	187,922	(148,691)	413,311
Debt issuance costs, net	—	98,393	—	—	—	98,393
Deferred income taxes	—	—	—	22,086	—	22,086
Goodwill	—	2,475,372	996,535	—	—	3,471,907
Identifiable intangible assets, net	—	443,054	2,061,297	187,866	—	2,692,217
Other non-current assets	—	296	149	96,473	(90,900)	6,018
Intercompany loan receivables	—	903,277	333,072	—	(1,236,349)	—
Intercompany investments	1,411,758	257,641	445,578	—	(2,114,977)	—
	$1,412,322	$6,215,086	$6,162,883	$1,959,402	$(8,085,573)	$7,664,120

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$19,361	$12,200	$8,941	$—	$40,502
Accrued expenses and other	—	246,704	228,275	63,974	(187,445)	351,508
Intercompany payables	2,130	485,326	2,365,375	1,249,773	(4,102,604)	—
Current installments of long-term debt	—	23,464	—	—	—	23,464
Deferred income taxes	—	1,086	—	—	—	1,086
Liabilities related to assets held for sale	—	16,427	—	1,912	—	18,339
Total current liabilities	2,130	792,368	2,605,850	1,324,600	(4,290,049)	434,899

Long-term debt, net of current installments and discount	—	4,630,818	—	—	—	4,630,818
Non-current tax liabilities	—	33,098	—	7,484	—	40,582
Deferred income taxes	—	109,148	930,130	70,266	—	1,109,544
Other non-current liabilities	54	36,199	371	1,515	—	38,139
Intercompany loan payables	—	333,072	903,277	—	(1,236,349)	—
Total liabilities	2,184	5,934,703	4,439,628	1,403,865	(5,526,398)	6,253,982

Shareholders' equity	1,410,138	280,383	1,723,255	555,537	(2,559,175)	1,410,138

	$1,412,322	$6,215,086	$6,162,883	$1,959,402	$(8,085,573)	$7,664,120

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444

	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2010
(in thousands)

	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$228,763	$4,252	$83,588	$—	$316,603
Accounts receivable, net	—	235,004	43,773	135,306	—	414,083
Inventories, net	—	74,623	86,422	91,488	(79,981)	172,552
Deferred income taxes	—	23,224	4,364	2,524	—	30,112
Prepaid expenses and other	—	15,372	9,913	315,130	(306,216)	34,199
Intercompany receivables	—	—	771,162	100,994	(872,156)	—
Total current assets	—	576,986	919,886	729,030	(1,258,353)	967,549
Net property, plant and equipment	—	234,354	54,199	222,742	(240,232)	271,063
Debt issuance costs, net	—	22,622	—	—	—	22,622
Deferred income taxes	—	—	—	17,151	—	17,151
Goodwill	—	198,244	1,121,519	9,118	—	1,328,881
Identifiable intangible assets, net	—	5,402	437,075	11,325	—	453,802
Other non-current assets	—	8,962	1,779	5,820	(1,630)	14,931
Intercompany loan receivables	—	—	142,960	—	(142,960)	—
Intercompany investments	—	2,254,058	261,993	29,609	(2,545,660)	—
	$—	$3,300,628	$2,939,411	$1,024,795	$(4,188,835)	$3,075,999

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$29,351	$17,936	$12,850	$—	$60,137
Accrued expenses and other	—	132,121	230,188	57,103	(193,888)	225,524
Intercompany payables	—	292,018	431,851	123,287	(847,156)	—
Current installments of long-term debt	—	169,500	—	—	—	169,500
Current installments of intercompany debt	—	25,000	—	—	(25,000)	—
Income taxes payable	—	—	662	31	(693)	—
Total current liabilities	—	647,990	680,637	193,271	(1,066,737)	455,161
Long-term debt, net of current installments and discount	—	935,290	—	—	—	935,290
Non-current tax liabilities	—	28,258	—	7,330	—	35,588
Deferred income taxes	—	5,082	158,304	—	—	163,386
Other non-current liabilities	—	908	1,917	670	—	3,495
Intercompany loan payables	—	140,000	—	2,960	(142,960)	—
Total liabilities	—	1,757,528	840,858	204,231	(1,209,697)	1,592,920

Shareholders' equity	—	1,543,100	2,098,553	820,564	(2,979,138)	1,483,079
	—	3,300,628	2,939,411	1,024,795	(4,188,835)	3,075,999

See accompanying notes to condensed consolidated financial statements.

Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$164,641	$1,741	$40,774	$—	$207,156
Sales	—	74,943	103,716	151,225	(101,167)	228,717
Total revenue	—	239,584	105,457	191,999	(101,167)	435,873

Rental expenses	—	62,877	1,526	61,744	(25,337)	100,810
Cost of sales	18	89,027	34,023	58,201	(122,656)	58,613
Gross profit	(18)	87,680	69,908	72,054	46,826	276,450

Selling, general and administrative expenses	191	75,731	32,926	33,978	(48)	142,778
Research and development expenses	—	6,268	8,977	2,131	—	17,376
Acquired intangible asset amortization	—	22,308	18,687	8,738	—	49,733
Operating earnings	(209)	(16,627)	9,318	27,207	46,874	66,563

Non-operating intercompany transactions	—	5,318	132,861	(131,367)	(6,812)	—
Interest income and other	—	18,532	3,063	18	(21,439)	174
Interest expense	—	(127,395)	(18,375)	(20)	21,439	(124,351)
Foreign currency gain (loss)	—	(8,799)	170	1,223	—	(7,406)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(209)	(128,971)	127,037	(102,939)	40,062	(65,020)
Income tax expense (benefit)	—	(22,700)	14,055	(18,531)	—	(27,176)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(209)	(106,271)	112,982	(84,408)	40,062	(37,844)
Equity in earnings (loss) of subsidiaries	(35,603)	28,741	(83,578)	—	90,440	—
Earnings from continuing operations	(35,812)	(77,530)	29,404	(84,408)	130,502	(37,844)
Earnings from discontinued operations, net of tax	—	(1,468)	627	830	2,043	2,032
Net earnings (loss)	$(35,812)	$(78,998)	$30,031	$(83,578)	$132,545	$(35,812)
Total comprehensive income (loss)	$(34,215)	$(77,401)	$31,628	$(81,981)	$127,754	$(34,215)

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$182,284	$535	$44,818	$—	$227,637
Sales	—	85,076	96,409	138,377	(78,958)	240,904
Total revenue	—	267,360	96,944	183,195	(78,958)	468,541

Rental expenses	—	77,906	474	59,489	(37,968)	99,901
Cost of sales	—	71,105	27,585	65,765	(106,422)	58,033
Gross profit	—	118,349	68,885	57,941	65,432	310,607

Selling, general and administrative expenses	—	86,916	28,621	30,125	(3)	145,659
Research and development expenses	—	10,222	8,196	2,388	—	20,806
Acquired intangible asset amortization	—	—	8,855	—	—	8,855
Operating earnings	—	21,211	23,213	25,428	65,435	135,287

Non-operating intercompany transactions	—	20,542	13,221	(16,806)	(16,957)	—
Interest income and other	—	233	3,098	64	(3,098)	297
Interest expense	—	(20,190)	9	(231)	3,098	(17,314)
Foreign currency gain (loss)	—	891	30	(3,038)	—	(2,117)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	22,687	39,571	5,417	48,478	116,153
Income tax expense (benefit)	—	18,653	11,978	1,723	—	32,354
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	4,034	27,593	3,694	48,478	83,799
Equity in earnings (loss) of subsidiaries	—	37,260	9,017	—	(46,277)	—
Earnings from continuing operations	—	41,294	36,610	3,694	2,201	83,799
Earnings from discontinued operations, net of tax	—	(1,835)	650	5,323	2,789	6,927
Net earnings (loss)	$—	$39,459	$37,260	$9,017	$4,990	$90,726
Total comprehensive income (loss)	$—	$23,523	$20,980	$(7,263)	$37,550	$74,790

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the nine months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$495,299	$4,507	$122,544	$—	$622,350
Sales	—	218,950	312,106	388,453	(235,338)	684,171
Total revenue	—	714,249	316,613	510,997	(235,338)	1,306,521

Rental expenses	2	227,119	4,088	201,240	(84,062)	348,387
Cost of sales	54	196,056	108,774	174,747	(289,177)	190,454
Gross profit	(56)	291,074	203,751	135,010	137,901	767,680

Selling, general and administrative expenses	1,142	244,705	96,903	103,765	(734)	445,781
Research and development expenses	—	20,222	26,676	6,788	—	53,686
Acquired intangible asset amortization	—	81,085	59,273	31,902	—	172,260
Operating earnings	(1,198)	(54,938)	20,899	(7,445)	138,635	95,953

Non-operating intercompany transactions	—	71,692	261,173	(352,936)	20,071	—
Interest income and other	—	55,260	9,188	100	(63,918)	630
Interest expense	—	(388,388)	(54,725)	(85)	63,918	(379,280)
Foreign currency gain (loss)	—	170	318	(2,360)	—	(1,872)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(1,198)	(316,204)	236,853	(362,726)	158,706	(284,569)
Income tax expense (benefit)	—	(61,959)	(16,897)	(28,269)	—	(107,125)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(1,198)	(254,245)	253,750	(334,457)	158,706	(177,444)
Equity in earnings (loss) of subsidiaries	(179,926)	(73,757)	(338,090)	—	591,773	—
Earnings from continuing operations	(181,124)	(328,002)	(84,340)	(334,457)	750,479	(177,444)
Earnings from discontinued operations, net of tax	—	(8,761)	4,100	(3,633)	4,614	(3,680)
Net earnings (loss)	$(181,124)	$(336,763)	$(80,240)	$(338,090)	$755,093	$(181,124)
Total comprehensive income (loss)	$(182,711)	$(338,350)	$(81,827)	$(339,677)	$759,854	$(182,711)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the nine months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$534,589	$1,229	$136,142	$—	$671,960
Sales	—	229,936	282,594	375,990	(206,091)	682,429
Total revenue	—	764,525	283,823	512,132	(206,091)	1,354,389

Rental expenses	—	271,675	1,164	185,682	(141,107)	317,414
Cost of sales	—	187,082	83,046	184,186	(282,491)	171,823
Gross profit	—	305,768	199,613	142,264	217,507	865,152

Selling, general and administrative expenses	—	248,185	82,562	92,721	(22)	423,446
Research and development expenses	—	33,681	21,440	7,290	—	62,411
Acquired intangible asset amortization	—	—	26,567	—	—	26,567
Operating earnings	—	23,902	69,044	42,253	217,529	352,728

Non-operating intercompany transactions	—	97,083	113,319	(224,635)	14,233	—
Interest income and other	—	567	9,224	206	(9,231)	766
Interest expense	—	(64,297)	9	(254)	9,231	(55,311)
Foreign currency gain (loss)	—	(2,200)	218	(160)	—	(2,142)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	55,055	191,814	(182,590)	231,762	296,041
Income tax expense (benefit)	—	1,071	76,574	4,714	—	82,359
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	53,984	115,240	(187,304)	231,762	213,682
Equity in earnings (loss) of subsidiaries	—	(52,130)	(169,291)	—	221,421	—
Earnings from continuing operations	—	1,854	(54,051)	(187,304)	453,183	213,682
Earnings from discontinued operations, net of tax	—	(566)	1,921	18,013	7,519	26,887
Net earnings (loss)	$—	$1,288	$(52,130)	$(169,291)	$460,702	$240,569
Total comprehensive income (loss)	$—	$(5,217)	$(58,632)	$(175,793)	$473,706	$234,064

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the period from November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$114,296	$410	$28,256	$—	$142,962
Sales	—	52,108	71,928	105,860	(68,094)	161,802
Total revenue	—	166,404	72,338	134,116	(68,094)	304,764
Rental expenses	—	59,157	618	48,612	(23,245)	85,142
Cost of sales	11	70,472	24,188	40,860	(91,770)	43,761
Gross profit	(11)	36,775	47,532	44,644	46,921	175,861
Selling, general and administrative expenses	288	170,023	13,097	35,429	(1,120)	217,717
Research and development expenses	—	7,118	5,631	1,368	—	14,117
Acquired intangible asset amortization	—	4,227	10,466	1,766	—	16,459
Operating earnings	(299)	(144,593)	18,338	6,081	48,041	(72,432)
Non-operating intercompany transactions	—	49,423	10,426	(60,043)	194	—
Interest income and other	—	11,453	2,042	100	(13,447)	148
Interest expense	—	(117,028)	(11,389)	(22)	13,447	(114,992)
Foreign currency gain (loss)	—	25,873	(94)	(3,529)	—	22,250
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(299)	(174,872)	19,323	(57,413)	48,235	(165,026)
Income tax expense (benefit)	—	(40,912)	(322)	(5,096)	—	(46,330)
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	(299)	(133,960)	19,645	(52,317)	48,235	(118,696)
Equity in earnings (loss) of subsidiaries	(114,570)	397	(50,775)	—	164,948	—
Earnings from continuing operations	(114,869)	(133,563)	(31,130)	(52,317)	213,183	(118,696)
Earnings from discontinued operations, net of tax	—	(710)	2,125	1,542	870	3,827
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Total comprehensive income (loss)	$(120,710)	$(140,114)	$(34,846)	$(56,616)	$231,576	$(120,710)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)

(in thousands)

	For the period from January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$594,764	$1,455	$150,597	$—	$746,816
Sales	—	253,341	315,939	429,085	(241,769)	756,596
Total revenue	—	848,105	317,394	579,682	(241,769)	1,503,412
Rental expenses	—	296,247	1,364	205,596	(152,295)	350,912
Cost of sales	—	192,704	92,320	207,042	(301,139)	190,927
Gross profit	—	359,154	223,710	167,044	211,665	961,573
Selling, general and administrative expenses	—	369,911	93,321	102,313	(33)	565,512
Research and development expenses	—	36,898	24,343	8,360	—	69,601
Acquired intangible asset amortization	—	—	29,519	—	—	29,519
Operating earnings	—	(47,655)	76,527	56,371	211,698	296,941
Non-operating intercompany transactions	—	85,085	113,318	(210,403)	12,000	—
Interest income and other	—	747	26,920	231	(26,926)	972
Interest expense	—	(88,697)	9	(169)	26,926	(61,931)
Foreign currency gain (loss)	—	(3,193)	409	6	—	(2,778)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	(53,713)	217,183	(153,964)	223,698	233,204
Income tax expense (benefit)	—	(7,153)	78,561	2,959	—	74,367
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	(46,560)	138,622	(156,923)	223,698	158,837
Equity in earnings (loss) of subsidiaries		2,687	(139,737)	—	137,050	—
Earnings from continuing operations	—	(43,873)	(1,115)	(156,923)	360,748	158,837
Earnings from discontinued operations, net of tax	—	3,114	3,802	17,186	7,999	32,101
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Total comprehensive income (loss)	$—	$(37,833)	$4,523	$(137,901)	$365,075	$193,864

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$731,305	$908	$179,653	$—	$911,866
Sales	—	287,336	342,179	433,811	(231,752)	831,574
Total revenue	—	1,018,641	343,087	613,464	(231,752)	1,743,440
Rental expenses	—	435,809	867	232,399	(200,100)	468,975
Cost of sales	—	201,358	107,855	209,024	(288,715)	229,522
Gross profit	—	381,474	234,365	172,041	257,063	1,044,943
Selling, general and administrative expenses	—	326,637	92,869	113,726	(2,514)	530,718
Research and development expenses	—	40,927	26,874	17,790	—	85,591
Acquired intangible asset amortization	—	—	37,426	—	—	37,426
Operating earnings	—	13,910	77,196	40,525	259,577	391,208
Non-operating intercompany transactions	—	143,843	74,147	(273,890)	55,900	—
Interest income and other	—	422	12,251	688	(12,510)	851
Interest expense	—	(99,438)	—	(125)	12,510	(87,053)
Foreign currency gain (loss)	—	442	177	(5,119)	—	(4,500)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	59,179	163,771	(237,921)	315,477	300,506
Income tax expense (benefit)	—	22,940	64,064	2,664	—	89,668
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	36,239	99,707	(240,585)	315,477	210,838
Equity in earnings (loss) of subsidiaries	—	(117,195)	(218,904)	—	336,099	—
Earnings from continuing operations	—	(80,956)	(119,197)	(240,585)	651,576	210,838
Earnings from discontinued operations, net of tax	—	10,809	2,002	21,681	10,754	45,246
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Total comprehensive income (loss)	$—	$(68,665)	$(120,118)	$(221,827)	$668,176	$257,566

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$731,589	$616	$187,154	$—	$919,359
Sales	—	288,259	288,686	464,855	(272,844)	768,956
Total revenue	—	1,019,848	289,302	652,009	(272,844)	1,688,315
Rental expenses	—	432,412	(1,891)	202,185	(166,769)	465,937
Cost of sales	—	201,512	92,201	192,852	(260,885)	225,680
Gross profit	—	385,924	198,992	256,972	154,810	996,698
Selling, general and administrative expenses	—	321,148	83,933	99,945	(2,261)	502,765
Research and development expenses	—	52,468	28,904	10,095	—	91,467
Acquired intangible asset amortization	—	—	40,634	—	—	40,634
Operating earnings	—	12,308	45,521	146,932	157,071	361,832
Non-operating intercompany transactions	—	128,072	118,107	(236,775)	(9,404)	—
Interest income and other	—	221	12,252	861	(12,515)	819
Interest expense	—	(117,221)	—	(212)	12,515	(104,918)
Foreign currency gain (loss)	—	(8,098)	(29)	4,123	—	(4,004)
Earnings (loss) from continuing operations before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	15,282	175,851	(85,071)	147,667	253,729
Income tax expense (benefit)	—	8,064	71,277	13,507	—	92,848
Earnings (loss) from continuing operations before equity in earnings (loss) of subsidiaries	—	7,218	104,574	(98,578)	147,667	160,881
Equity in earnings (loss) of subsidiaries	—	35,111	(71,903)	—	36,792	—
Earnings from continuing operations	—	42,329	32,671	(98,578)	184,459	160,881
Earnings from discontinued operations, net of tax	—	28,305	2,440	26,675	10,401	67,821
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Total comprehensive income (loss)	$—	$77,567	$38,933	$(68,081)	$187,216	$235,635

See accompanying notes to condensed consolidated financial statements.

Guarantor and Non-Guarantor Statement of Cash Flows
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the nine months ended September 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(181,124)	$(336,763)	$(80,240)	$(338,090)	$755,093	$(181,124)
Adjustments to reconcile net earnings (loss) to net cash provided	3,154	439,770	(123,522)	153,344	(105,747)	366,999
Net cash provided by operating activities	(177,970)	103,007	(203,762)	(184,746)	649,346	185,875
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(57,203)	(42,323)	(39,328)	69,344	(69,510)
Increase in identifiable intangible assets and other non-current assets	—	87	(5,486)	19	—	(5,380)
Net cash used by investing activities	—	(57,116)	(47,809)	(39,309)	69,344	(74,890)
Cash flows from financing activities:
Capital contributions from limited partners	239	—	—	—	—	239
Repurchase of equity from limited partners	(1,970)	—	—	—	—	(1,970)
Repayments of long-term debt and capital lease obligations	—	(17,508)	—	25	—	(17,483)
Debt issuance costs	—	(578)	—	—	—	(578)
Proceeds (payments) on intercompany loans	—	(120,557)	45,537	75,020	—	—
Proceeds (payments) on intercompany investments	179,688	196,745	206,034	136,223	(718,690)	—
Net cash provided (used) by financing activities	177,957	58,102	251,571	211,268	(718,690)	(19,792)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	308	—	308
Net increase in cash and cash equivalents	(13)	103,993	—	(12,479)	—	91,501
Cash and cash equivalents, beginning of period	411	142,652	—	72,363	—	215,426

Cash and cash equivalents, end of period	$398	$246,645	$—	$59,884	$—	$306,927

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the nine months ended September 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$1,288	$(52,130)	$(169,291)	$460,702	$240,569
Adjustments to reconcile net earnings (loss) to net cash provided	—	337,937	(114,905)	60,337	(100,778)	182,591
Net cash provided by operating activities	—	339,225	(167,035)	(108,954)	359,924	423,160
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(74,773)	(5,798)	(63,957)	49,638	(94,890)
Increase in identifiable intangible assets and other non-current assets	—	4	(5,960)	(13,137)	—	(19,093)
Net cash used by investing activities	—	(74,769)	(11,758)	(77,094)	49,638	(113,983)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,625)	—	(109)	—	(20,734)
Debt issuance costs	—	(827)	—	—	—	(827)
Proceeds (payments) on intercompany loans	—	(25,000)	2,960	22,040	—	—
Proceeds from exercise of stock options and employee stock purchases	—	46,713	—	—	—	46,713
Excess tax benefit from equity-based payment arrangements	—	2,393	—	—	—	2,393
Purchase of immature shares for minimum tax withholdings	—	(3,797)	—	—	—	(3,797)
Refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Repayments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Payment of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	51,141	171,581	186,840	(409,562)	—
Net cash provided (used) by financing activities	—	57,988	174,541	208,771	(409,562)	31,738
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(725)	—	(725)
Net increase in cash and cash equivalents	—	322,444	(4,252)	21,998	—	340,190
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603

Cash and cash equivalents, end of period	$—	$551,207	$—	$105,586	$—	$656,793

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Adjustments to reconcile net earnings (loss) to net cash provided	299	(1,787,282)	1,296,975	591,299	(63,996)	37,295
Net cash provided by operating activities	(114,570)	(1,921,555)	1,267,970	540,524	150,057	(77,574)
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(38,479)	(6,360)	(46,262)	61,251	(29,850)
Dispositions of assets subject to leveraged lease, net	—	7,435	—	—	—	7,435
Increase in identifiable intangible assets and other non-current assets	—	1,261,578	(1,248,161)	(103,896)	89,262	(1,217)
Cash used to acquire entity	—	(2,611,846)	(1,716,581)	(856,932)	—	(5,185,359)
Net cash used by investing activities	—	(1,381,312)	(2,971,102)	(1,007,090)	150,513	(5,208,991)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398	—	—	—	—	1,714,398
Distribution to limited partners	(543)	—	—	—	—	(543)
Repayments of long-term debt and capital lease obligations	—	(1,532,652)	(989)	(489)	—	(1,534,130)
Proceeds (payments) on intercompany loans	—	(449,648)	524,668	(75,020)	—	—
Settlement of convertible debt warrants	—	(280,220)	—	—	—	(280,220)
Settlement of convertible debt hedges	—	314,856	—	—	—	314,856
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes	—	4,685,896	—	—	—	4,685,896
Debt issuance costs – 2011 merger financing	—	(106,076)	—	—	—	(106,076)
Purchase of interest rate caps	—	(2,150)	—	—	—	(2,150)
Proceeds (payments) on intercompany investments	(1,598,874)	179,279	1,179,453	540,712	(300,570)	—
Net cash provided (used) by financing activities	114,981	2,809,285	1,703,132	465,203	(300,570)	4,792,031
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,925)	—	(1,925)
Net increase in cash and cash equivalents	411	(493,582)	—	(3,288)	—	(496,459)
Cash and cash equivalents, beginning of period	—	636,234	—	75,651	—	711,885
Cash and cash equivalents, end of period	$411	$142,652	$—	$72,363	$—	$215,426

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Adjustments to reconcile net earnings (loss) to net cash provided	—	61,984	253,684	101,886	(120,524)	297,030
Net cash provided by operating activities	—	21,225	256,371	(37,851)	248,223	487,968
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(81,054)	(7,161)	(68,851)	54,049	(103,017)
Dispositions of assets subject to leveraged lease, net	—	—	—	—	—	—
Increase in identifiable intangible assets and other non-current assets	—	3	(5,209)	(14,434)	—	(19,640)
Net cash used by investing activities	—	(81,051)	(12,370)	(83,285)	54,049	(122,657)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,624)	—	(150)	—	(20,774)
Proceeds (payments) on intercompany loans	—	231,843	(178,883)	(77,960)	25,000	—
Proceeds from exercise of stock options and employee stock purchases	—	42,973	—	—	—	42,973
Proceeds from the purchase of stock in ESPP and other	—	8,059	—	—	—	8,059
Excess tax benefit from equity-based payment arrangements	—	2,439	—	—	—	2,439
Purchase of immature shares for minimum tax withholdings	—	(3,855)	—	—	—	(3,855)
KCI acquisition financing:
Debt issuance costs – 2011 merger financing	—	(7,879)	—	—	—	(7,879)
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Payments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Purchase of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	206,351	(69,370)	190,291	(327,272)	—
Net cash provided (used) by financing activities	—	467,297	(248,253)	112,181	(302,272)	28,953
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1,018	—	1,018
Net increase in cash and cash equivalents	—	407,471	(4,252)	(7,937)	—	395,282
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603
Cash and cash equivalents, end of period	$—	$636,234	$—	$75,651	$—	$711,885

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Adjustments to reconcile net earnings (loss) to net cash provided	—	515,557	(79,937)	(40,707)	(298,276)	96,637
Net cash provided by operating activities	—	445,410	(197,132)	(259,611)	364,054	352,721
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(52,187)	(9,309)	(91,537)	77,781	(75,252)
Increase in identifiable intangible assets and other non-current assets	—	(6,011)	(424)	(12,245)	—	(18,680)
Net cash used by investing activities	—	(58,198)	(9,733)	(103,782)	77,781	(93,932)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(222,667)	—	(60)	—	(222,727)
Proceeds (payments) on intercompany loans	—	(151,000)	(2,960)	2,960	151,000	—
Proceeds from exercise of stock options and employee stock purchases	—	12,221	—	—	—	12,221
Proceeds from the purchase of stock in ESPP and other	—	6,540	—	—	—	6,540
Excess tax benefit from equity-based payment arrangements	—	1,505	—	—	—	1,505
Purchase of immature shares for minimum tax withholdings	—	(1,741)	—	—	—	(1,741)
Proceeds (payments) on intercompany investments	—	122,185	211,568	259,082	(592,835)	—
Net cash provided (used) by financing activities	—	(232,957)	208,608	261,982	(441,835)	(204,202)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,141)	—	(1,141)
Net increase in cash and cash equivalents	—	154,255	1,743	(102,552)	—	53,446
Cash and cash equivalents, beginning of period	—	74,508	2,509	186,140	—	263,157
Cash and cash equivalents, end of period	$—	$228,763	$4,252	$83,588	$—	$316,603

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Adjustments to reconcile net earnings (loss) to net cash provided	—	270,751	(163,783)	(17,943)	69,794	158,819
Net cash provided by operating activities	—	341,385	(128,672)	(89,846)	264,654	387,521
Cash flows from investing activities:						—
Net additions to property, plant and equipment	—	(89,989)	(9,940)	(161,402)	171,480	(89,851)
Business acquired in purchase transaction, net of cash acquired	—	—	(173)	—	—	(173)
Increase in identifiable intangible assets and other non-current assets	—	(161,886)	116,329	(14,586)	(2,751)	(62,894)
Net cash used by investing activities	—	(251,875)	106,216	(175,988)	168,729	(152,918)
Cash flows from financing activities:
Proceeds from revolving credit facility	—	105,000	—	—	—	105,000
Repayments of long-term debt and capital lease obligations	—	(334,000)	—	—	—	(334,000)
Proceeds (payments) from intercompany loans	—	176,000	—	—	(176,000)	—
Proceeds from exercise of stock options and employee stock purchases	—	1,850	—	—	—	1,850
Proceeds from the purchase of stock in ESPP and other	—	5,938	—	—	—	5,938
Excess tax benefit from equity-based payment arrangements	—	1,214	—	—	—	1,214
Purchase of immature shares for minimum tax withholdings	—	(1,419)	—	—	—	(1,419)
Proceeds (payments) on intercompany investments	—	25,032	21,509	210,842	(257,383)	—
Net cash provided (used) by financing activities	—	(20,385)	21,509	210,842	(433,383)	(221,417)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2,204	—	2,204
Net increase in cash and cash equivalents	—	69,125	(947)	(52,788)	—	15,390
Cash and cash equivalents, beginning of period	—	5,383	3,456	238,928	—	247,767
Cash and cash equivalents, end of period	$—	$74,508	$2,509	$186,140	$—	$263,157

See accompanying notes to condensed consolidated financial statements.

Business Combination - Purchase Price Allocation (Details) (USD $)	12 Months Ended	9 Months Ended					9 Months Ended
	Dec. 31, 2011 Y	Sep. 30, 2012 Chiron Merger Sub, Inc. [Member]	Dec. 31, 2011 Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Outstanding Equity Interest Acquired [Member] Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Settlement of Share-based Compensation [Member] Chiron Merger Sub, Inc. [Member]	Sep. 30, 2012 Customer Relationships [Member] Chiron Merger Sub, Inc. [Member] Y
Business Acquisition [Line Items]
Cash used to acquire equity			$ 5,185,359,000	$ 5,185,359,000
Total purchase price			4,473,474,000	4,473,474,000
Cash paid					5,000,000,000	208,500,000
Price per share to acquire outstanding common stock of KCI					$ 68.5
Goodwill		3,471,907,000	3,497,532,000	3,497,532,000
Goodwill, Adjustment		(25,625,000)
Cash and cash equivalents			(711,885,000)
Identifiable intangible assets		2,890,570,000	2,890,570,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accounts Receivable		403,677,000	403,677,000
Tangible assets acquired and liabilities assumed:
Inventories		194,628,000	195,779,000
Inventories, Adjustment		(1,151,000)
Other current assets		43,919,000	43,919,000
Property, plant and equipment		596,985,000	554,065,000
Property, plant and equipment, Adjustment		42,920,000
Other non-current assets		15,177,000	15,177,000
Current liabilities		(328,000,000)	(328,000,000)
Long-term debt and other non-current liabilities		(1,502,318,000)	(1,502,318,000)
Noncurrent tax liabilities		(38,252,000)	(38,252,000)
Net deferred tax liability		(1,274,819,000)	(1,258,675,000)
Net deferred tax liability, Adjustment		(16,144,000)
Total purchase price			4,473,474,000
Deferred tax liability recorded related to the amount of unrepatriated foreign earnings through the date of the Merger				$ 167,500,000
Minimum useful life	2						15
Maximum useful life	20						20

Business Combination - Pro Forma Information (Details) (Chiron Merger Sub, Inc. [Member], USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended
	Nov. 03, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma revenue	$ 1,503,412	$ 1,743,440
Pro forma net loss	(60,822)	(280,479)
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Net earnings (loss)	49,200	(49,200)
Acceleration of Equity-based Compensation Expense [Member]
Business Acquisition [Line Items]
Net earnings (loss)	55,000	(55,000)
Acquisition-related Costs, Post-Merger [Member]
Business Acquisition [Line Items]
Net earnings (loss)		(96,400)
Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Net earnings (loss)		$ (33,900)

Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended				2 Months Ended	3 Months Ended	9 Months Ended			2 Months Ended			1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended				10 Months Ended				2 Months Ended					2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Nov. 08, 2012	Dec. 31, 2011 Y region farm supplier segment business_unit	Sep. 30, 2012 segment business_unit	Dec. 31, 2011 Product Liability [Member]	Dec. 31, 2011 Employee Injury Benefit Plan [Member]	Dec. 31, 2011 Buildings [Member] Y	Dec. 31, 2011 Property, Plant and Equipment, Other Types [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Collaborative Arrangement, Co-promotion [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] Collaborative Arrangement, Co-promotion [Member]	Nov. 03, 2011 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2010 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2009 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2011 Chiron Guernsey Holdings LP [Member] Minimum [Member]	Dec. 31, 2011 Centaur Managing Limited Partner [Member] Maximum [Member]	Dec. 31, 2011 Chiron Guernsey GP Co. Limited [Member]	Dec. 31, 2011 Acute and Extended Care Organizations [Member] Successor [Member] Sales [Member] United States [Member] Geographic Concentration Risk [Member]	Nov. 03, 2011 Acute and Extended Care Organizations [Member] Predecessor [Member] Sales [Member] United States [Member] Geographic Concentration Risk [Member]	Dec. 31, 2011 Medicare [Member] Successor [Member] United States [Member]	Nov. 03, 2011 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2010 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2009 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2011 Novation, LLC [Member] Successor [Member] United States [Member]	Nov. 03, 2011 Novation, LLC [Member] Predecessor [Member] United States [Member]	Dec. 31, 2010 Novation, LLC [Member] Predecessor [Member] United States [Member]	Dec. 31, 2009 Novation, LLC [Member] Predecessor [Member] United States [Member]	Sep. 30, 2012 Interest Rate Cap [Member] Concentration of Credit Risk [Member]	Dec. 31, 2011 Interest Rate Cap [Member] Concentration of Credit Risk [Member]	Sep. 30, 2012 Interest Rate Swap [Member] Concentration of Credit Risk [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Concentration of Credit Risk [Member]	Sep. 30, 2012 Accounting Standards Update 2011-07 [Member] Successor [Member]	Sep. 30, 2012 Accounting Standards Update 2011-07 [Member] Successor [Member]	Sep. 30, 2011 Accounting Standards Update 2011-07 [Member] Predecessor [Member]	Sep. 30, 2011 Accounting Standards Update 2011-07 [Member] Predecessor [Member]	Dec. 31, 2011 Former Chief Executive Officer [Member] Successor [Member]
Accounting Policies [Line Items]
Proceeds from Divestiture of Businesses	$ 247,100,000
Basis of Presentation and Principles of Consolidation [Abstract]
Ownership percentage																																				99.00%	1.00%
Percentage of general partnership owned																																						100.00%
Number of reportable operating segments		2	2
Number of global business units		2	2
Number of primary geographic regions		3	3
Nature of Operations and Customer Concentration [Abstract]
Concentration risk, percentage																	80.70%																79.90%	80.40%	80.00%				44.20%	42.10%
Total revenue										304,764,000	435,873,000	1,306,521,000			300,000	235,886,000		149,023,000	468,541,000	453,270,000	432,578,000	459,728,000	442,346,000	430,412,000	410,954,000	1,354,389,000	1,503,412,000	1,743,440,000	1,688,315,000			1,200,000									28,900,000	140,100,000	161,900,000	153,600,000	15,800,000	86,200,000	111,900,000	121,300,000
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents, deposits from deferred compensation										215,426,000	306,927,000	306,927,000	711,885,000	656,793,000				711,885,000	656,793,000			316,603,000				656,793,000	711,885,000	316,603,000	263,157,000	711,885,000	247,767,000																										5,600,000
Inventories [Abstract]
Sale-only products in excess of anticipated demand, reserve percentage		100.00%
Obsolescence reserve balance percentage								0.00%	100.00%
Long-Lived Assets [Abstract]
Minimum useful life						20	3
Maximum useful life						30	7
Depreciation expense										34,700,000																	55,200,000	74,100,000	74,300,000
Goodwill and Other Intangible Assets [Abstract]
Minimum useful life		2
Maximum useful life		20
Self-Insurance [Abstract]
Self Insurance, Retention Amount				500,000	750,000
Casualty insurance deductible		750,000
Concentration of Credit Risk [Abstract]
Notional amount of interest rate swap and cap agreements																																																	1,043,000,000	1,048,000,000	1,043,000,000	1,048,000,000
Shipping and Handling [Abstract]
Shipping and handling										900,000																	4,000,000	4,100,000	4,300,000
Advertising Expenses [Abstract]
Advertising expense										2,300,000																	9,800,000	12,900,000	13,300,000
Recently Adopted Accounting Standards [Abstract]
Adjustment to revenue																																																					772,000	2,800,000	1,000,000	3,000,000
Adjustment to selling, general, and administrative expenses																																																					$ 800,000	$ 2,800,000	$ 1,000,000	$ 3,000,000
Concentrations In Available Sources Of Materials [Abstract]
Number of qualified porcine tissue suppliers		2
Number of separate breeding herd farms supplying porcine tissue		3

Business Combination - Source and Use of Funds (Details) (Chiron Merger Sub, Inc. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 03, 2011	Nov. 03, 2011 Source of Funds [Member]	Nov. 03, 2011 Use of Funds [Member]
Source of funds:
Borrowings under the senior secured credit facility			$ 2,300,000
Proceeds from the issuance of partners’ equity			1,714,398
Gross proceeds from the sale of the second lien senior secured notes			1,750,000
Gross proceeds from the sale of the senior unsecured notes			750,000
Cash on hand			546,915
Total source of funds			7,061,313
Use of funds:
Purchase of KCI common stock and net settlement of options	5,185,359	5,185,359		5,185,359
Repayment of debt under the previous senior credit facility				529,375
Settlement of convertible debt and related note hedge and warrants				969,189
Payment of debt issuance costs, discount and transaction costs				377,390	[1]
Total use of funds				$ 7,061,313

[1]	Debt issuance costs have been deferred and will be amortized over the life of the debt instruments. Transaction costs are reported as a component of selling, general and administrative expenses in the consolidated statements of operations.

Summary of Significant Accounting Policies - Schedule of Concentrations of Accounts Receivable (Details) (Americas geographic region [Member], Accounts Receivable [Member])	Dec. 31, 2011	Dec. 31, 2010
Acute and Extended Care Organizations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	60.00%	56.00%
Managed Care, Insurance and Other [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	32.00%
Medicare/Medicaid [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Other [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	2.00%

Supplemental Balance Sheet Data - Accounts Receivable, Net (Details) (USD $)	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]		Dec. 31, 2010 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current					$ 469,000,000
Accounts Receivable, Gross, Billed, Current	411,090,000	371,832,000		444,814,000
Unbilled Receivables, Current	47,087,000	43,597,000		54,068,000
Less: Allowance for revenue adjustments	(79,151,000)	(17,674,000)			(70,500,000)	(87,035,000)
Gross trade accounts receivable	379,026,000	397,755,000	[1]			411,847,000	[1]
Less: Allowance for bad debt	(4,848,000)	(3,477,000)	[1]		(10,600,000)	(9,970,000)	[1]
Net trade accounts receivable	374,178,000	394,278,000				401,877,000
Other receivables	7,444,000	7,680,000				12,206,000
Accounts receivable, net	$ 381,622,000	$ 401,958,000				$ 414,083,000

[1]	Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.

Supplemental Balance Sheet Data - Inventories, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Inventory [Line Items]
Finished goods and tissue available for distribution	$ 91,768	$ 99,028	$ 92,769
Goods and tissue in-process	9,431	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	52,080	77,691	96,197
Inventories, gross	153,279	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(9,646)	(10,507)	(10,008)
Reserve for excess and obsolete inventory	(20,016)	(1,974)	(15,913)
Inventories, net	$ 123,617	$ 178,243	$ 172,552

Supplemental Balance Sheet Data - Net Property, Plant, and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Land [Member]	Dec. 31, 2011 Successor [Member] Buildings [Member]	Dec. 31, 2011 Successor [Member] Equipment for Short-Term Rental [Member]	Dec. 31, 2011 Successor [Member] Machinery, Equipment and Furniture [Member]	Dec. 31, 2011 Successor [Member] Leasehold Improvements [Member]	Dec. 31, 2011 Successor [Member] Inventory To Be Converted To Equipment [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] Land [Member]	Dec. 31, 2010 Predecessor [Member] Buildings [Member]	Dec. 31, 2010 Predecessor [Member] Equipment for Short-Term Rental [Member]	Dec. 31, 2010 Predecessor [Member] Machinery, Equipment and Furniture [Member]	Dec. 31, 2010 Predecessor [Member] Leasehold Improvements [Member]	Dec. 31, 2010 Predecessor [Member] Inventory To Be Converted To Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 583,284	$ 7,336	$ 28,971	$ 262,641	$ 206,573	$ 67,256	$ 10,507	$ 824,591	$ 741	$ 17,810	$ 342,428	$ 371,736	$ 81,868	$ 10,008
Less accumulated depreciation		(37,937)							(553,528)
Net property, plant and equipment	$ 413,311	$ 545,347							$ 271,063

Supplemental Balance Sheet Data - Accrued Expenses and Other (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Accrued Expenses and Other [Line Items]
Payroll, benefits, commissions, bonuses and related taxes		$ 79,721	$ 83,238
Royalty accrual		63,800	50,688
Interest accruals		43,585	4,784
Restructuring charges		20,870	1,715
Sales and other taxes		19,977	12,664
Deferred compensation		5,639	0
Insurance accruals		6,288	7,249
Derivative liability		581	5,102
Other accrued expenses		71,156	60,084
Accrued expenses and other	$ 351,508	$ 311,617	$ 225,524

Accounting for Goodwill and Other Non-current Assets Schedule of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2010 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2010 Successor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]
Goodwill [Line Items]
Goodwill	$ 3,471,907	$ 3,497,532	$ 2,214,556	$ 42,876	$ 43,036	$ 1,240,100	$ 1,118,206	$ 1,328,881	$ 167,639

Accounting for Goodwill and Other Non-current Assets Schedule of Definite-lived and Indefinite-lived Intangible Assets (Details) (USD $)	12 Months Ended	2 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			2 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Dec. 31, 2011 Tradenames [Members] Successor [Member]	Dec. 31, 2010 Tradenames [Members] Predecessor [Member]	Dec. 31, 2011 In-process Research and Development [Member] Successor [Member]	Dec. 31, 2010 In-process Research and Development [Member] Predecessor [Member]	Dec. 31, 2011 Customer Relationships and Non-compete Agreements [Member] Y	Dec. 31, 2011 Customer Relationships and Non-compete Agreements [Member] Successor [Member]	Dec. 31, 2010 Customer Relationships and Non-compete Agreements [Member] Predecessor [Member]	Dec. 31, 2011 Developed Technology [Member] Y	Dec. 31, 2011 Developed Technology [Member] Successor [Member]	Dec. 31, 2010 Developed Technology [Member] Predecessor [Member]	Dec. 31, 2011 Tradenames and Patents [Member] Y	Dec. 31, 2011 Tradenames and Patents [Member] Successor [Member]	Dec. 31, 2010 Tradenames and Patents [Member] Predecessor [Member]	Dec. 31, 2011 Patents [Member] Successor [Member]
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount		$ 1,522,258,000			$ 575,655,000										$ 852,400,000	$ 185,782,000		$ 654,717,000	$ 238,391,000		$ 15,141,000	$ 151,482,000
Accumulated Amortization		(17,022,000)			(121,853,000)										(7,118,000)	(36,489,000)		(9,524,000)	(44,180,000)		(380,000)	(41,184,000)
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount		1,370,500,000			0					1,350,000,000	0	20,500,000	0
Total Gross Carrying Amount		2,892,758,000			575,655,000
Intangible assets acquired			2,900,000,000
Finite-lived intangible assets acquired																							2,200,000
Definite-lived intangible assets weighted-average useful life (in years)	16													20			12			9
Amortization expense		$ 17,000,000	$ 16,700,000	$ 44,300,000	$ 52,600,000	$ 44,800,000	$ 29,500,000	$ 37,400,000	$ 40,600,000

Accounting for Goodwill and Other Non-current Assets Schedule of Estimated Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Accounting for Goodwill and Other Non-current Assets [Abstract]
2012	$ 108,400
2013	108,236
2014	101,150
2015	101,150
2016	$ 101,150

Accounting for Goodwill and Other Non-current Assets Debt Issuance Costs (Details) (USD $)	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate							10.50%	12.50%
Debt issuance costs, net	$ 111,397,000	$ 98,393,000			$ 22,622,000
Amortization of financing costs	2,600,000			5,700,000	12,600,000	15,100,000
Write-off of deferred debt issuance costs	$ 0	$ 0	$ 3,218,000	$ 3,218,000	$ 2,301,000	$ 3,035,000

Long-Term Debt (Details)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option One [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Two [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Three [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Four [Member]	Dec. 31, 2011 Successor [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Nov. 03, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Dec. 31, 2009 Predecessor [Member] USD ($)	Nov. 30, 2011 Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Dollar Term C-1 Facility, Term C-2 Facility, Revolving Credit Facility [Member] Successor [Member] Federal Funds Effective Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term C-1 Facility, Term C-2 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term C-1 Facility, Term C-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility and Term B-2 Facility [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Federal Funds Effective Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2013 [Member] Successor [Member] USD ($)		Dec. 31, 2010 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2013 [Member] Predecessor [Member] USD ($)		Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Previously Reported [Member] USD ($)	Sep. 30, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] Senior Credit Facility - due 2013 [Member] Successor [Member] USD ($)		Dec. 31, 2010 Senior Secured Credit Facility [Member] Senior Credit Facility - due 2013 [Member] Predecessor [Member] USD ($)		Nov. 30, 2011 Senior Secured Credit Facility [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Credit Facility [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Credit Facility [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] EUR (€)	Sep. 30, 2012 Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member]	Dec. 31, 2011 Term Credit Facilities [Member] Successor [Member] Base Rate [Member] Greater of, Option Four [Member]	Sep. 30, 2012 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] Base Rate [Member]	Dec. 31, 2010 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Dollar B-1Term Facility, Euro B-1 Term Facility [Member] Successor [Member]	Sep. 30, 2012 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2010 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Predecessor [Member] USD ($)	Sep. 30, 2012 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] EUR (€)	Dec. 31, 2010 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Predecessor [Member] USD ($)	Nov. 07, 2012 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Base Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Base Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Eurocurrency Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Base Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Sep. 30, 2012 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] Purchased Call Option [Member] Warrant [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] Written Call Option [Member] Warrant [Member] USD ($)	Dec. 31, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Dec. 31, 2010 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Apr. 21, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Dec. 31, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] option	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] USD ($)	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] Common Stock [Member]	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Written Call Option [Member] Warrant [Member] Common Stock [Member]	Sep. 30, 2012 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] Prior to November 1, 2014 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] Prior to November 1, 2015 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2015 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2016 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2017 [Member]	Dec. 31, 2010 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Predecessor [Member] USD ($)	Sep. 30, 2012 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] Prior to November 1, 2014 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] Prior to November 1, 2015 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2015 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2016 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2017 [Member]	Dec. 31, 2010 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Beginning March 31, 2012 [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2012 Banks Which Are Not Party To Senior Secured Credit Facility [Member] Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Banks Which Are Not Party To Senior Secured Credit Facility [Member] Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Sep. 30, 2012 Banks Which Are Party To Senior Secured Credit Facility [Member] Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Banks Which Are Party To Senior Secured Credit Facility [Member] Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt, gross	$ 4,759,929,000	$ 4,779,701,000																									$ 0	[1]	$ 0	[1]	$ 0			$ 0					$ 0	[1]	$ 527,333,000	[1]						$ 322,563,000	$ 325,000,000				$ 0		$ 1,617,775,000	$ 1,630,000,000		$ 0	$ 318,890,000	$ 324,000,000		$ 0																				$ 701,000	$ 701,000				$ 690,000,000							$ 1,750,000,000	$ 1,750,000,000							$ 0	$ 750,000,000	$ 750,000,000							$ 0
Less: Discount, net of accretion	(105,647,000)	(116,482,000)																																														(8,189,000)	(9,487,000)				0		(50,434,000)	(55,942,000)		0	(14,063,000)	(15,430,000)		0																				0					(112,543,000)							(28,669,000)	(31,063,000)							0	(4,292,000)	(4,560,000)							0
Long-term Debt	4,654,282,000	4,663,219,000					4,663,219,000			1,104,790,000
Less: Current installments	(23,464,000)	(23,491,000)					(23,491,000)	(23,464,000)		(169,500,000)
Long-term debt, net of current installments and discount	4,630,818,000	4,639,728,000					4,639,728,000	4,630,818,000		935,290,000
Senior Secured Credit Facilities [Abstract]
Credit facility, maximum borrowing capacity																																	200,000,000										325,000,000	1,630,000,000	250,000,000					325,000,000							1,630,000,000				250,000,000
Revolving credit facility, available for letters of credit												75,000,000
Revolving credit facility, available for swing-line loans												25,000,000
Letters of credit, amount outstanding																																			17,900,000																																																																														4,600,000	5,700,000	11,500,000	12,200,000
Credit facility, remaining borrowing capacity																															187,800,000	188,500,000			182,100,000
Credit facility, unused capacity, commitment fee percentage																															0.50%
Interest [Abstract]
Credit facility, variable rate basis																			federal funds effective rate	eurocurrency rate
Credit facility, basis spread on variable rate													0.50%		1.00%		0.50%			1.00%	5.75%	4.75%																													5.25%	4.25%											4.25%	4.00%	4.25%	3.25%	3.00%	3.25%	4.50%	4.25%	4.50%	3.50%	3.25%	3.50%	3.75%	3.50%	3.75%	2.75%	2.50%	2.75%
Credit facility, interest rate floor														1.25%				1.25%
Credit facility, basis spread on variable rate for the next fiscal quarter																							5.25%	5.75%	4.25%	4.75%
Weighted average nominal interest rate for senior secured credit facility																																						6.94%								6.93%
Interest rate added on past due amounts							2.00%
Collateral [Abstract]
Maximum percentage of voting stock (in hundredths)																																					65.00%																																																										65.00%
Present and future real property pledged as collateral																																					20,000,000																																																										20,000,000
Maturity [Abstract]
Quarterly installments as percentage of original principal amount																1.00%
Voluntary Prepayments [Abstract]
Prepayment penalty as a percentage of total prepayment amount																																																	1.00%					1.00%
Mandatory Repayments [Abstract]
Mandatory repayments due to disposition of certain property, percentage of proceeds																100.00%
Mandatory repayments due to issuance or incurrence of debt, percentage of proceeds																100.00%
Mandatory repayments, percentage of excess annual cash flow																50.00%
Mandatory repayments, percentage of excess annual cash flow, first stepdown																25.00%
Mandatory repayments, percentage of excess annual cash flow, second stepdown																0.00%
Covenants [Abstract]
Leverage ratio of debt to EBITDA																																																																																																																8.5
Ratio of EBITDA to interest expense																																																																																																																1.1
10.5% Second Lien Senior Secured Notes and 12.5% Senior Unsecured Notes [Abstract]
Debt instrument, face amount																																																																																						690,000,000		690,000,000								1,750,000,000									750,000,000
Interest rate on senior long-term debt																																															2.25%																																							3.25%		3.25%							10.50%									12.50%
Aggregate principal amount of notes redeemable prior to November 1, 2014																																																																																																	35.00%									35.00%
Debt instrument, redemption price, percentage																																																																																																	110.50%	100.00%	105.25%	102.63%	100.00%					112.50%	100.00%	106.25%	103.13%	100.00%
Redemption price of notes as percentage of principal plus accrued interest in event of change of control																																																																																															101.00%									101.00%
3.25% Convertible Senior Notes and Related Note Hedge and Warrants [Abstract]
Convertible notes, conversion price per $1,000																																																																																	1,456.3
Option Indexed to Issuer's Equity, Indexed Shares																																																																																												13,400,000	13,400,000
Initial conversion price (in dollars per share)																																																																																											$ 51.34
Convertible notes, increase in conversion rate (in dollars per share)																																																																																	1.7834
Repurchase and conversion of convertible notes																																																																																		1,000,000,000
Effective initial conversion price (in dollars per share)																																																																																									$ 60.41
Approximate excess of initial conversion price over closing price (in hundredths)																																																																																									50.00%
Net cost of note hedge and warrants																																																																																						48,700,000
Purchased call options, number issued																																																																																										690,000
Initial conversion ratio (in shares)																																																																																	21.2598									19.4764
Settlement of convertible debt hedges							314,856,000		0	0	0																																																																									314,800,000
Settlement of convertible debt warrants							280,220,000		0	0	0																																																																										280,200,000
Net settlement of convertible debt hedges and convertible debt warrants																																																																																	34,600,000
Interest and Future Maturities [Abstract]
Interest paid, net of cash received from interest rate derivatives							25,100,000		37,600,000	53,300,000	70,000,000
Maturities of Long-term Debt [Abstract]
2012		23,491,000
2013		22,790,000
2014		22,790,000
2015		22,790,000
2016		331,540,000
Thereafter		4,356,300,000
Debt instrument, variable rate basis, interest rate determination period			1 month	2 months	3 months	6 months														1 month
Payment of commitment fees and debt issuance costs							$ 32,300,000
Debt Instrument, Covenant Compliance, Leverage Ratio, Maximum																																				8.4
Debt Instrument, Covenant Compliance, Interest Coverage Ratio, Minimum																																				1.1
Debt Instrument, Covenant Compliance, Leverage Ratio, Actual																																				5.6
Debt Instrument, Covenant Compliance, Interest Coverage Ratio, Actual																																				1.6

[1]	All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.

Derivative Financial Instruments and Fair Value Measurements - Derivative Financial Instruments (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Contract [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Contract [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Contract [Member] Successor [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] agreement	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] agreement	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.256%, effective December 31, 2013 [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.256%, effective December 31, 2013 [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.249%, effective December 31, 2013 [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.249%, effective December 31, 2013 [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.250%, effective December 31, 2013 [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Rate Swap - 2.250%, effective December 31, 2013 [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Minimum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Minimum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Maximum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Maximum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Minimum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Minimum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Maximum [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Maximum [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member]	Dec. 31, 2010 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member]	Oct. 31, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Sep. 30, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Sep. 30, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Sep. 30, 2012 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Dec. 31, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] agreement	Nov. 03, 2011 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Predecessor [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Predecessor [Member]	Dec. 31, 2009 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Predecessor [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.68%, effective December 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.68%, effective December 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 7.775%, effective December 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 7.775%, effective December 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.76%, effective December 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.76%, effective December 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.75%, effective December 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.75%, effective December 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.784%, effective December 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.637%, effective September 30, 2010 [Member]	Sep. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.637%, effective September 30, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.637%, effective September 30, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 6.68%, effective September 30, 2010 [Member]	Sep. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 6.68%, effective September 30, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 6.68%, effective September 30, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Jun. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Jun. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Jun. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.895%, effective June 30, 2008 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.895%, effective June 30, 2010 [Member]	Jun. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.895%, effective June 30, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.895%, effective June 30, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.89%, effective June 30, 2010 [Member]	Jun. 30, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.89%, effective June 30, 2010 [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.89%, effective June 30, 2010 [Member] Predecessor [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Sep. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Sep. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Sep. 30, 2008 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 3.399%, effective September 30, 2008 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.774%, effective March 31, 2010 [Member]	Mar. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.774%, effective March 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.774%, effective March 31, 2010 [Member]
Predecessor [Member]
Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.785%, effective March 31, 2010 [Member]	Mar. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Rate Swap - 0.785%, effective March 31, 2010 [Member]	Dec. 31, 2010
Derivatives Designated as Hedging Instruments [Member]
Interest Rate Swap [Member]
Cash Flow Hedging [Member]
Interest Rate Swap - 0.785%, effective March 31, 2010 [Member]
Predecessor [Member]
																																																																																				Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Eurocurrency Rate [Member] Minimum [Member]	Dec. 31, 2010 Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member] Eurocurrency Rate [Member] Maximum [Member]
Interest Rate Protection [Abstract]
Number of interest rate agreements held						3	3																					19	19	0	0	18
Derivative, quarterly interest payments, receive rates, maximum						1.25%	1.25%
Notional amount decreases by quarter														$ 1,700,000	$ 1,700,000	$ 56,400,000	$ 56,400,000			$ 5,400,000	$ 5,300,000	$ 17,700,000	$ 17,700,000
Notional amount of nondesignated interest rate derivatives								512,633,000	512,633,000	512,633,000	512,633,000	512,633,000	512,633,000					1,600,000,000	1,600,000,000
Notional amount of interest rate cash flow hedge derivatives																												525,000,000	525,000,000			444,500,000				25,000,000	25,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000		25,000,000	25,000,000		25,000,000	25,000,000		100,000,000	21,000,000		50,000,000	10,500,000		50,000,000	10,500,000		25,000,000	25,000,000		25,000,000	25,000,000		40,000,000	11,000,000		30,000,000	8,250,000		30,000,000	8,250,000		50,000,000	50,000,000		50,000,000	50,000,000
Fixed Interest Rate								2.26%	2.26%	2.25%	2.25%	2.25%	2.25%																							0.68%		0.78%		0.78%		0.76%		0.75%		0.78%		0.64%			0.68%			3.90%			3.90%			3.90%			0.90%			0.89%			3.40%			3.40%			3.40%			0.77%			0.79%
Cost of derivative																			2,200,000
Derivative, cap interest rate																		2.00%	2.00%
Aggregate fair value of interest rate cash flow hedge liability																												2,200,000	2,200,000
Decrease in interest expense if not for interest rate protection agreements			6,400,000	26,200,000	9,900,000																							600,000	2,300,000				4,200,000	9,500,000	11,100,000
Weighted average interest rate of outstanding variable rate debt																												0.79%	0.79%			1.23%
Eurocurrency rate loan spread																																																																																				1.75%	3.50%
Loss on discontinuation of cash flow hedges																											1,900,000
Foreign Currency Exchange Risk Mitigation [Abstract]
Notional amount of nondesignated foreign currency derivatives																								91,400,000	94,500,000	92,100,000
Colalteral posted	$ 0	$ 0

Derivative Financial Instruments and Fair Value Measurements - Fair Value and Balance Sheet Locations (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Prepaid expenses and other [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Accrued expenses and other [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 Successor [Member] Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member]	Sep. 30, 2012 Successor [Member] Senior Secured Credit Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2012 Successor [Member] Fixed Rate Long-Term Debt [Member]	Dec. 31, 2011 Successor [Member] Fixed Rate Long-Term Debt [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Prepaid expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Accrued expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Convertible Senior Notes [Member]	Dec. 31, 2008 Predecessor [Member] Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member]	Apr. 21, 2008 Predecessor [Member] Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member]	Dec. 31, 2010 Predecessor [Member] Senior Secured Credit Facility [Member]
Derivatives, Fair Value [Line Items]
Interest rate on senior long-term debt																												10.50%	12.50%															3.25%	3.25%
Long-term Debt, Fair Value																														$ 2,300,000,000	$ 2,300,000,000	$ 2,600,000,000	$ 2,400,000,000										$ 727,900,000			$ 527,300,000
Derivative asset, fair value	781,000	2,647,000	0	0			0	1,592,000	28,000	0					753,000	1,055,000			2,647,000	0		1,592,000		1,055,000		0								364,000	0		0		364,000		0
Derivative liability, fair value	$ 35,867,000	$ 9,964,000			$ 33,992,000	$ 9,383,000					$ 0	$ 0	$ 0	$ 0			$ 1,875,000	$ 581,000	$ 9,964,000		$ 9,383,000		$ 0		$ 581,000		$ 0							$ 5,102,000		$ 0		$ 0		$ 3,425,000		$ 1,677,000

Derivative Financial Instruments and Fair Value Measurements - Gain (Loss) on Derivatives (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2012 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2012 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Sep. 30, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Nov. 03, 2011 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2009 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative not designated as hedging instruments	$ (9,473)	$ (8,579)	$ (28,473)	$ (9,383)	$ (6,313)	$ (24,610)	$ (558)	$ (118)	$ (1,563)	$ 468	$ (2,148)	$ (2,300)							$ 1,082	$ (1,933)	$ (2,909)	$ 269	$ (8,206)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,082	$ (1,933)	$ (2,909)	$ 269	$ (8,206)
Loss recognized in OCI													0	0	0																								(52)	(1,512)	(1,627)	(1,780)	(4,133)
Loss reclassified from OCI to interest expense																$ 0	$ 0	$ 0																										$ (396)	$ (1,509)	$ (2,717)	$ (6,185)	$ (7,244)

Leasing Obligations - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2010 Equipment [Member]	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Maximum [Member]
Leases, Capital [Abstract]
Capital leases, expiration period	4 years
Gross amount of equipment under capital leases	$ 0.4	$ 1.2
Accumulated depreciation of equipment under capital leases	0.2	0.9
Leases, Operating [Abstract]
Operating leases, expiration period							23 years
Rental expense for operating leases			$ 7.3	$ 35.5	$ 41.7	$ 40.6

Leasing Obligations - Schedule of Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital Leases
2012	$ 122
2013	59
2014	19
2015	0
2016	0
Thereafter	0
Total minimum lease payments	200
Less amount representing interest	(17)
Present value of net minimum capital lease payments	183
Less current portion	(112)
Obligations under capital leases, excluding current installments	71
Operating Leases
2012	44,316
2013	31,173
2014	20,876
2015	15,338
2016	10,078
Thereafter	42,210
Total minimum lease payments	$ 163,991

Income Taxes (Benefit) - Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Domestic	$ (169,372)					$ 167,624	$ 243,053	$ 234,436
Foreign	10,569					102,635	112,620	99,945
Earnings (loss) before income taxes, total	(158,803)					270,259	355,673	334,381
Earnings from discontinued operations before income taxes	6,223	3,305	(5,984)	8,130	33,893	37,055	55,167	80,652
Earnings (loss) from continuing operations before income taxes (benefit)	$ (165,026)	$ (65,020)	$ (284,569)	$ 116,153	$ 296,041	$ 233,204	$ 300,506	$ 253,729

Income Taxes (Benefit) - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Current, Federal	$ (3,060)					$ 78,686	$ 126,646	$ 83,234
Current, State	1,212					15,717	26,570	21,055
Current, International	5,114					11,757	7,589	16,513
Total current expense	3,266					106,160	160,805	120,802
Deferred, Federal	(40,227)					(19,952)	(51,316)	(6,067)
Deferred, State	(4,009)					(2,019)	(8,985)	(2,065)
Deferred, International	(2,964)					(4,868)	(915)	(6,991)
Total deferred tax expense (benefit)	(47,200)		(131,924)		(24,957)	(26,839)	(61,216)	(15,123)
Income Tax Expense (Benefit)	(43,934)					79,321	99,589	105,679
Income tax related to discontinued operations	2,396	1,273	(2,304)	1,203	7,006	4,954	9,921	12,831
Income tax expense (benefit)	$ (46,330)	$ (27,176)	$ (107,125)	$ 32,354	$ 82,359	$ 74,367	$ 89,668	$ 92,848

Income Taxes (Benefit) - Schedule of Effective Inome Tax Rate Reconciliation (Details)	2 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]		Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Computed expected tax rate	35.00%	[1]	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	1.00%	[1]	3.60%	3.40%	3.20%
Non-deductible items	(9.10%)	[1]	3.20%	1.20%	1.00%
Effect of international operations	0.30%	[1]	(10.40%)	(10.30%)	(6.80%)
Section 199 production deduction	0.00%	[1]	(1.60%)	(1.00%)	(0.60%)
Research and development credit	0.10%	[1]	(0.60%)	(0.30%)	(0.40%)
Other, net	0.40%	[1]	0.10%	0.00%	0.20%
Effective income tax rate, before discontinued operations	27.70%	[1]	29.30%	28.00%	31.60%
Effective Income Tax Rate Reconciliation, Disposition of Business	0.40%		2.60%	1.80%	5.00%
Total consolidated effective tax rate	28.10%	[1]	31.90%	29.80%	36.60%

[1]	The period from November 4, 2011 through December 31, 2011 includes a loss before income tax benefit. The consolidated effective income tax rates represent adjustments to the computed “expected” income tax benefit rate for the period. Therefore, negative percentages represent reductions to the income tax benefit rate.

Income Taxes (Benefit) - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Federal [Member] Successor [Member]	Dec. 31, 2011 State [Member] Successor [Member]	Dec. 31, 2011 Foreign [Member] Successor [Member]	Dec. 31, 2011 Foreign Deferred Tax Assets [Member] Foreign [Member] Successor [Member]	Dec. 31, 2011 Minimum [Member] Successor [Member]	Dec. 31, 2011 Maximum [Member] Successor [Member]
Deferred Tax Assets [Abstract]
Foreign tax credit		$ 129,320,000	$ 0
Net operating loss		109,854,000	0
Accounts receivable		10,252,000	13,353,000
Foreign net operating loss carry forwards		5,745,000	12,323,000
Convertible note hedge		0	35,543,000
Accrued liabilities		11,285,000	7,164,000
Deferred foreign tax asset		25,607,000	23,160,000
Equity-based compensation		107,000	24,084,000
Accrued interest		9,194,000	4,758,000
Loan fees		0	3,289,000
Unrealized foreign exchange currency		(8,983,000)	1,253,000
Inventory		(4,301,000)	6,616,000
Other		2,350,000	(470,000)
Total gross deferred tax assets		290,430,000	131,073,000
Less: valuation allowances		(18,247,000)	(15,335,000)
Net deferred tax assets		272,183,000	115,738,000
Deferred Tax Liabilities [Abstract]
Intangible assets, amortizable		(537,809,000)	(143,718,000)
Intangible assets, indefinite-lived		(527,244,000)	0
U.S tax on foreign earnings		(290,601,000)	0
Deferred state tax liability		(13,519,000)	(16,246,000)
Convertible debt instruments		0	(39,700,000)
Depreciation		(114,762,000)	(32,197,000)
Total gross deferred tax liabilities		(1,483,935,000)	(231,861,000)
Net deferred tax liability		(1,211,752,000)	(116,123,000)
Less: current deferred tax asset	0	(23,270,000)	(30,112,000)
Less: non-current deferred tax asset	(22,086,000)	(18,322,000)	(17,151,000)
Non-current deferred tax liability	(1,109,544,000)	(1,253,344,000)	(163,386,000)
Operating loss carryforwards				268,400,000	205,800,000	26,100,000
Operating loss carryforwards, expiration period						10 years		3 years	20 years
Operating loss carryforwards, valuation allowance					8,100,000	5,700,000
Valuation allowance							4,400,000
Net increase in valuation allowance					$ 2,900,000

Income Taxes (Benefit) - Reconciliation of the allowance for uncertain tax positions (Details) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Long-term Liabilities [Member] Successor [Member]	Dec. 31, 2010 Long-term Liabilities [Member] Predecessor [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that would favorably impact effective tax rate	$ 23,300,000		$ 23,300,000			$ 21,800,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year		29,327,000	28,105,000	28,105,000	28,105,000	22,155,000		38,300,000	35,600,000
Net additions for tax positions of prior years			773,000			11,003,000
Net reductions for tax positions of prior years			(43,000)			(4,388,000)
Net additions on positions related to the current year			2,061,000			2,499,000
Settlements			(175,000)			(1,316,000)
Reductions resulting from a lapse of the applicable statute of limitation			(1,394,000)			(1,848,000)
Balance at end of year	29,327,000		29,327,000			28,105,000	22,155,000	38,300,000	35,600,000
Accrued interest and penalties	8,968,000		8,968,000			7,483,000
Gross unrecognized income tax benefit	38,295,000		38,295,000			35,588,000
Recognized increase of net interest and penalties			1,500,000			600,000
Increase associated with with ongoing accruals			1,600,000			900,000
Decrease associated with releases			100,000			300,000
Lower bound that unrecognized tax benefits could decrease by	3,000,000		3,000,000
Upper bound that unrecognized tax benefits could decrease by	4,000,000		4,000,000
Undistributed earnings of foreign subsidiaries						764,900,000	756,300,000
Income taxes paid	$ 3,700,000	$ 15,042,000		$ 86,265,000	$ 80,300,000	$ 184,300,000	$ 91,600,000

Equity (Details) (USD $)	2 Months Ended
	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Equity [Line Items]
Limited partners' percentage of ownership	100.00%
Common stock, shares authorized		225,000,000	225,000,000
Common stock, par value per share		$ 0.001
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, par value per share		$ 0.001
Common stock, shares issued			71,995,502
Common stock, shares outstanding			71,995,502
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0

Incentive Compensation Plans - Equity-Based Compensation Expense and 401(k) Recognized Costs (Details) (USD $)	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Dec. 31, 2011 Rental Expense [Member] Successor [Member]	Nov. 03, 2011 Rental Expense [Member] Predecessor [Member]	Dec. 31, 2010 Rental Expense [Member] Predecessor [Member]	Dec. 31, 2009 Rental Expense [Member] Predecessor [Member]	Dec. 31, 2011 Cost of Sales [Member] Successor [Member]	Nov. 03, 2011 Cost of Sales [Member] Predecessor [Member]	Dec. 31, 2010 Cost of Sales [Member] Predecessor [Member]	Dec. 31, 2009 Cost of Sales [Member] Predecessor [Member]	Dec. 31, 2011 Selling, General and Adminstrative Expense [Member] Successor [Member]	Nov. 03, 2011 Selling, General and Adminstrative Expense [Member] Predecessor [Member]	Dec. 31, 2010 Selling, General and Adminstrative Expense [Member] Predecessor [Member]	Dec. 31, 2009 Selling, General and Adminstrative Expense [Member] Predecessor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax equity-based compensation expense	$ 306,000 [1]	$ 197,000	$ 1,186,000	$ 7,859,000	$ 23,738,000	$ 81,354,000 [1]	$ 32,781,000	[1]	$ 32,506,000	[1]	$ 0	$ 4,331,000	$ 5,149,000	$ 4,974,000	$ 11,000	$ 719,000	$ 1,008,000	$ 978,000	$ 295,000	$ 76,304,000	$ 26,624,000	$ 26,554,000
Less: Income tax benefit	(118,000)					(28,953,000)	(11,130,000)		(10,851,000)
Total equity-based compensation expense, net of tax	188,000					52,401,000	21,651,000		21,655,000
401(k) recognized costs	$ 900,000					$ 9,300,000	$ 9,300,000		$ 9,500,000

[1]	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.

Incentive Compensation Plans - Equity-Based Plans (Details) (Successor [Member], USD $)	2 Months Ended		2 Months Ended				2 Months Ended
	Dec. 31, 2011 Executive Plan [Member] Profits Interest Units [Member]	Nov. 11, 2011 Executive Plan [Member] Profits Interest Units [Member]	Dec. 31, 2011 Executive Plan [Member] Profits Interest Units - Service-Based [Member] Y	Dec. 31, 2011 Executive Plan [Member] Profits Interest Units - Performance-Based [Member]	Dec. 31, 2011 Appreciation Rights Plan [Member] Appreciation Rights [Member] Y	Dec. 14, 2011 Appreciation Rights Plan [Member] Appreciation Rights [Member]	Dec. 31, 2011 Appreciation Rights Plan [Member] Appreciation Rights - Time-Based [Member] Y	Dec. 31, 2011 Appreciation Rights Plan [Member] Appreciation Rights - Performance-Based [Member]
Equity-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized		23,352,534.68				4,455,173.55
Award vesting period			4 years
Profits interest distribution threshold			1,714,808,674
Weighted average assumptions:
Expected stock volatility	56.00%				56.00%
Expected dividend yield	0.00%				0.00%
Risk-free interest rate	0.90%				0.90%
Expected life (years)	5				5
Profits Interest Unit and Appreciation Rights Activity [Roll Forward]
Outstanding, beginning of period	0		0	0	0		0	0
Granted	12,891,000		6,445,000	6,446,000	882,000		441,000	441,000
Forfeited/Expired	0		0	0	0		0	0
Outstanding, end of period	12,891,000		6,445,000	6,446,000	882,000		441,000	441,000
Exercisable	0		0	0	0		0	0
Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, outstanding, beginning of period (in usd per unit)	$ 0
Weighted average grant date fair value, granted (in usd per unit)	$ 1.24		$ 1.33	$ 1.15	$ 0.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercised in Period	0		0	0	0		0	0
Weighted average grant date fair value, exercised (in usd per unit)	$ 0
Weighted average grant date fair value, forfeited/expired (in usd per unit)	$ 0
Weighted average grant date fair value, outstanding, end of period (in usd per unit)	$ 1.24
Weighted average grant date fair value, exercisable (in usd per unit)	$ 0
Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, outstanding, beginning of period (in usd per unit)					$ 0
Weighted average exercise price, granted (in usd per unit)					$ 5
Weighted average exercise price, exercised (in usd per unit)					$ 0
Weighted average exercise price, forfeited/expired (in usd per unit)					$ 0
Weighted average exercise price, outstanding, end of period (in usd per unit)					$ 5
Weighted average exercise price, exercisable (in usd per unit)					$ 0
Weighted Average Remaining Contractual Term (years)					9.9
Aggregate Intrinsic Value, outstanding	$ 15,985,000				$ 0
Aggregate Intrinsic Value, exercisable	0				0
Total unrecognized compensation cost, net of estimated forfeitures			$ 7,400,000	$ 6,700,000	$ 300,000
Unrecognized compensation cost, recognition period (in years)			3.8				4

Incentive Compensation Plans - Stock Option Plans (Details) (USD $)	2 Months Ended			2 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			60 Months Ended	52 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended		41 Months Ended	52 Months Ended	1 Months Ended	41 Months Ended	52 Months Ended					3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Stock Options [Member]	Nov. 03, 2011 Successor [Member] Stock Options [Member]	Dec. 31, 2011 Successor [Member] Restricted Stock and Restricted Stock Units [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] Stock Options [Member] Y	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Dec. 31, 2009 Predecessor [Member] Stock Options [Member]	Nov. 03, 2011 Predecessor [Member] Stock Options [Member]	May 31, 2008 Predecessor [Member] Stock Options [Member] Directors Stock Plan [Member]	May 31, 2008 Predecessor [Member] Stock Options [Member] 2004 Equity Plan [Member]	Nov. 03, 2011 Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	Dec. 31, 2009 Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	Nov. 03, 2011 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member]	Feb. 27, 2004 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2004 Equity Plan [Member]	Nov. 03, 2011 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2008 Plan [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2008 Plan [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2008 Plan [Member]	Nov. 03, 2011 Minimum [Member] Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	May 31, 2008 Minimum [Member] Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2004 Equity Plan [Member]	Dec. 31, 1997 Maximum [Member] Predecessor [Member] Stock Options [Member] Management Equity Plan [Member]	Nov. 03, 2011 Maximum [Member] Predecessor [Member] Stock Options [Member] 2008 Plan [Member]	May 31, 2008 Maximum [Member] Predecessor [Member] Restricted Stock and Restricted Stock Units [Member] 2004 Equity Plan [Member]	Dec. 31, 1997 Common Stock [Member] Predecessor [Member] Management Equity Plan [Member]	Dec. 04, 2007 Common Stock [Member] Predecessor [Member] Directors Stock Plan [Member]	Feb. 27, 2004 Common Stock [Member] Predecessor [Member] 2004 Equity Plan [Member]	May 20, 2008 Common Stock [Member] Predecessor [Member] 2008 Plan [Member]	Jun. 30, 2004 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]	Nov. 03, 2011 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]	Dec. 31, 2010 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]	Dec. 31, 2009 Common Stock [Member] Predecessor [Member] Employee Stock [Member] ESPP [Member]
Equity-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized																													13,900,000	400,000
Option expiration term												7 years	10 years													10 years	10 years
Award vesting period												3 years	4 years												3 years			6 years
Award issuance, restricted award threshold percentage																				20.00%
Purchase of common stock, payroll deduction, minimum percentage																																	1.00%
Purchase of common stock, payroll deduction, maximum percentage																																	10.00%
Purchase of common stock, payroll deduction, maximum amount per year																																	$ 25,000
ESPP offering period																																	6 months
ESPP purchase period																																	6 months
Purchase of common stock, purchase price percentage of fair market value																								100.00%									85.00%
Shares of common stock purchased under ESPP																																		203,000	218,000	281,000
Common stock reserved for grants (in shares)																															7,000,000	6,125,000	2,500,000
Weighted-average estimated fair value of options granted during period														$ 21.98	$ 19.02	$ 11.48
Weighted average assumptions:
Expected stock volatility														44.60%	44.40%	43.70%
Expected dividend yield														0.00%	0.00%	0.00%
Risk-free interest rate														2.50%	2.60%	2.20%
Expected life (years)														6.2	6.2	6.2
Stock Options Activity [Roll Forward]
Number of Options, beginning of period								5,470,000
Granted (in shares)														757,000	1,236,000	1,703,000
Exercised (in shares)		(4,867,000)						(1,067,000)
Forfeited/Expired (in shares)								(290,000)
Cancelled (in shares)		(3,000)
Number of Options, end of period		0						4,870,000	5,470,000
Exercisable, end of period		0
Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, outstanding, beginning of period (in usd per unit)								$ 39.2			$ 39.96
Weighted average exercise price, granted (in usd per unit)														$ 46.97
Weighted average exercise price, exercised (in usd per unit)			$ 39.94					$ 40.94
Weighted average exercise price, forfeited/expired (in usd per unit)								$ 40.35
Weighted average exercise price, cancelled (in usd per unit)			$ 71.32
Weighted average remaining contractual term (in years)								6.75
Aggregate Intrinsic Value, end of period								138,793,000
Total intrinsic value, exercised								15,800,000	6,400,000	3,400,000
Cash received from stock options exercised	0				42,973,000	12,221,000	1,850,000	43,000,000	12,200,000	1,900,000
Tax benefit from stock option exercises								51,800,000	2,200,000	1,200,000
Restricted Stock Activity, Unvested [Roll Forward]
Outstanding, beginning of period																	1,101,000
Granted																	712,000	464,000	465,000		712,000	464,000	465,000
Vested and distributed				(1,015,000)													(272,000)
Forfeited																	(138,000)
Cancelled				(388,000)
Outstanding, end of period				0													1,403,000	1,101,000
Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, outstanding, beginning of period (in usd per unit)																	$ 37.41
Weighted average grant date fair value, granted (in usd per unit)																					$ 48.72	$ 40.89	$ 25.62
Weighted average grant date fair value,, vested and distributed (in usd per unit)				$ 38.81													$ 45.47
Weighted average grant date fair value, forfeited/expired (in usd per unit)																	$ 42.64
Weighted average grant date fair value, cancelled (in usd per unit)				$ 46.92
Weighted average grant date fair value, outstanding, end of period (in usd per unit)																	$ 41.05	$ 37.41
Total fair value of restricted stock vested																	$ 12,400,000	$ 7,100,000	$ 5,400,000

Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Nov. 03, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2011 Accumulated Foreign Currency Translation Adjustment [Member] Successor [Member]	Nov. 03, 2011 Accumulated Foreign Currency Translation Adjustment [Member] Predecessor [Member]	Dec. 31, 2010 Accumulated Foreign Currency Translation Adjustment [Member] Predecessor [Member]	Dec. 31, 2009 Accumulated Foreign Currency Translation Adjustment [Member] Predecessor [Member]	Dec. 31, 2011 Accumulated Derivative Gains (Losses) [Member] Successor [Member]	Nov. 03, 2011 Accumulated Derivative Gains (Losses) [Member] Predecessor [Member]	Dec. 31, 2010 Accumulated Derivative Gains (Losses) [Member] Predecessor [Member]	Dec. 31, 2009 Accumulated Derivative Gains (Losses) [Member] Predecessor [Member]
Other Comprehenisve Income Loss, Net of Tax [Roll Forward]
Balances, Beginning			$ (5,841)		$ 17,421	$ 17,421				$ 17,421	$ 15,939	$ 9,006		$ 18,511	$ 21,434	$ 17,612	$ 0	$ (1,090)	$ (5,495)	$ (8,606)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(5,841)	1,597	(1,587)	(16,280)	(6,502)	1,836	(2,923)	3,822	(5,841)	1,836	(2,923)	3,822	(5,841)	1,836	(2,923)	3,822
Foreign currency translation adjustment, taxes									278	(68)	(118)	(148)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0	(52)	(1,512)	(1,627)	(1,780)	(4,133)		(1,627)	(1,780)	(4,133)						(1,627)	(1,780)	(4,133)
Net derivative loss, tax benefits						876	958	2,226	0	(876)	(958)	(2,226)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0	396	1,509	2,717	6,185	7,244		2,717	6,185	7,244						2,717	6,185	7,244
Amount of loss reclassified from accumulated OCI into income, tax benefits						1,463	3,330	3,901	0	1,463	3,330	3,901
Elimination of pre-merger balance through purchase accounting									(20,347)				(20,347)
Balances, Ending	$ (5,841)	$ (7,428)	$ (7,428)				$ 17,421		$ (5,841)	$ 20,347	$ 17,421	$ 15,939	$ (5,841)	$ 20,347	$ 18,511	$ 21,434	$ 0	$ 0	$ (1,090)	$ (5,495)

Commitments and Contingencies (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended	2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended				1 Months Ended
	May 09, 2009 employee	Feb. 28, 2009 contractor	Sep. 30, 2012	Dec. 31, 2011	Jan. 30, 2012 motion	Jan. 31, 2008 Patent Infringement [Member] suit	May 31, 2007 Patent Infringement [Member] suit	May 09, 2009 Billing Practices [Member] employee	Feb. 28, 2009 Billing Practices [Member] contractor	Dec. 31, 2011 Successor [Member] Wake Forest Royalty Litigation [Member]	Sep. 30, 2012 Predecessor [Member] Wake Forest Royalty Litigation [Member]	Nov. 03, 2011 Predecessor [Member] Wake Forest Royalty Litigation [Member]	Dec. 31, 2010 Predecessor [Member] Wake Forest Royalty Litigation [Member]	Sep. 30, 2012 LifeCell [Member] Damages from Product Defects [Member] suit	Dec. 31, 2011 LifeCell [Member] Damages from Product Defects [Member] suit	Nov. 30, 2010 LifeCell [Member] Damages from Product Defects [Member] claim	May 31, 2011 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member]	Nov. 30, 2010 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member] claim	Sep. 30, 2012 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member]	Dec. 31, 2011 KCI USA, Inc. Co-Issuer [Member] Medicare Audit [Member]	Dec. 31, 2011 Product Liability [Member]
Loss Contingencies [Line Items]
Royalty expense										$ 0	$ 0	$ 0	$ 86,000,000
Number of suits filed						3	2
Number of pending lawsuits														260	100	31
Self Insurance, Retention Amount																					500,000
Number of Regional Durable Medical Equipment Medicare Administrative Contractors Records Provided		4							4
Number of Former Employees That Filed Qui Tam Actions	2							2
Number of motions to dismiss					2
Medicare audit, number of claims conducted																		31
Loss Contingency, Damages Sought, Value																	5,800,000
Loss Contingency, Estimate of Possible Loss																			$ 4,200,000	$ 5,100,000
Period to consumate exchange offer from date of issuance			365 days	365 days
Period to file a shelf registration statement after the exchange date			30 days	30 days
Debt Instument, Exchange Offer Not Consumated, Shelf Registration Statement, Effective Period			1 year	1 year
Additional interest accrual rate			0.25%	0.25%
Days after exchange offer not consumated that additional interest will accrue			90 days	90 days
Additional interest accrual rate, incremental increase in rate				0.25%
Additional interest accrual rate, incremental increase in rate, maximum			1.00%	1.00%

Commitments and Contingencies - Purchase Obligations (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	May 09, 2009 employee	Feb. 28, 2009 contractor	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2011 Inventories [Member] Disposable Products [Member]	Dec. 31, 2011 Inventories [Member] Electric Board and Touch Panel [Member]	Dec. 31, 2011 Inventories [Member] LifeCell [Member]	Dec. 31, 2011 Services [Member]	Dec. 31, 2011 Novadaq Sales and Marketing Agreement [Member] Inventories [Member] LifeCell [Member]	Sep. 30, 2012 Wake Forest Royalty Litigation [Member] Predecessor [Member]	Nov. 03, 2011 Wake Forest Royalty Litigation [Member] Predecessor [Member]	Dec. 31, 2010 Wake Forest Royalty Litigation [Member] Predecessor [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty expense											$ 0	$ 0	$ 86,000,000
Number of Regional Durable Medical Equipment Medicare Administrative Contractors Records Provided		4
Number of Former Employees That Filed Qui Tam Actions	2
Period to consumate exchange offer from date of issuance			365 days	365 days
Period to file a shelf registration statement after the exchange date			30 days	30 days
Debt Instument, Exchange Offer Not Consumated, Shelf Registration Statement, Effective Period			1 year	1 year
Unrecorded Unconditional Purchase Obligation					34,100,000	3,500,000	3,200,000	13,300,000	7,900,000	8,000,000
Unrecorded Unconditional Purchase Obligation, Due 2012					26,100,000				5,400,000
Unrecorded Unconditional Purchase Obligation, Due 2013					3,000,000				2,500,000
Unrecorded Unconditional Purchase Obligation, Due 2014					$ 5,000,000
Days after exchange offer not consumated that additional interest will accrue			90 days	90 days
Additional interest accrual rate			0.25%	0.25%
Additional interest accrual rate, incremental increase in rate, maximum			1.00%	1.00%

Related Party Transactions (Details) (Successor [Member], Managers [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Nov. 03, 2011	Dec. 31, 2011	Dec. 31, 2011
Successor [Member] | Managers [Member]
Related Party Transaction [Line Items]
Management fees paid		$ 0.8
Expected management fees			5.1
Entry fees paid	$ 51.2

Disposition of Assets (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 08, 2012	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 247,100,000
Revenue		42,492,000	52,673,000	168,107,000					61,817,000							194,967,000	214,710,000	270,154,000	300,171,000
Earnings before income taxes		6,223,000	3,305,000	(5,984,000)					8,130,000							33,893,000	37,055,000	55,167,000	80,652,000
Income tax expense		2,396,000	1,273,000	(2,304,000)					1,203,000							7,006,000	4,954,000	9,921,000	12,831,000
Earnings (loss) from discontinued operations, net of tax		3,827,000	2,032,000	(3,680,000)	32,101,000	45,246,000	67,821,000	5,214,000	6,927,000	9,778,000	10,182,000	10,630,000	9,523,000	10,031,000	15,062,000	26,887,000	32,101,000	45,246,000	67,821,000
Assets held for sale			33,335,000	33,335,000
Property and equipment			58,675,000	58,675,000
Other assets			16,678,000	16,678,000
Total assets		0	108,688,000	108,688,000
Current liabilities			9,812,000	9,812,000
Deferred income taxes, noncurrent			8,527,000	8,527,000
Total liabilities		$ 0	$ 18,339,000	$ 18,339,000

Segment and Geographic Information (Details) (USD $)	Sep. 30, 2012 segment business_unit	Dec. 31, 2011 business_unit	Dec. 31, 2011 segment	Dec. 31, 2011 Successor [Member]		Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Sep. 30, 2012 Successor [Member] AHS [Member]	Mar. 31, 2012 Successor [Member] AHS [Member]	Sep. 30, 2012 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]		Sep. 30, 2012 Successor [Member] LifeCell [Member]	Sep. 30, 2012 Successor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Sep. 30, 2011 Predecessor [Member] AHS [Member]	Sep. 30, 2011 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Sep. 30, 2011 Predecessor [Member] LifeCell [Member]	Sep. 30, 2011 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]		Dec. 31, 2010 Predecessor [Member] LifeCell [Member]		Dec. 31, 2009 Predecessor [Member] LifeCell [Member]		Sep. 30, 2012 Minimum [Member] Countries	Dec. 31, 2011 Minimum [Member] Countries
Segment Reporting Information [Line Items]
Minimum number of countries in which the entity has operations																																												25	20
Number of reportable operating segments	2	2	2
Number of global business units	2	2	2
Total revenue				$ 304,764,000		$ 435,873,000	$ 1,306,521,000	$ 231,149,000	$ 329,651,000		$ 986,157,000	$ 73,615,000		$ 106,222,000	$ 320,364,000	$ 149,023,000	$ 468,541,000	$ 453,270,000	$ 432,578,000	$ 459,728,000	$ 442,346,000	$ 430,412,000	$ 410,954,000	$ 1,354,389,000	$ 1,503,412,000		$ 1,743,440,000		$ 1,688,315,000		$ 371,100,000	$ 1,067,604,000	$ 1,181,961,000	$ 1,402,035,000	$ 1,402,417,000	$ 97,441,000	$ 286,785,000	$ 321,451,000		$ 341,405,000		$ 285,898,000
Operating earnings (loss)				(72,432,000)		66,563,000	95,953,000	67,506,000	114,833,000		277,191,000	13,029,000		28,864,000	75,503,000	(55,787,000)	135,287,000	116,664,000	100,777,000	110,565,000	108,542,000	89,126,000	82,975,000	352,728,000	296,941,000		391,208,000		361,832,000		146,235,000	372,280,000	412,092,000	417,646,000	400,031,000	27,511,000	80,424,000	89,178,000		93,948,000		80,251,000
Non-allocated costs:
General headquarter expense				(3,948,000)		(5,519,000)	(19,545,000)										(15,748,000)							(42,469,000)	(46,837,000)		(49,312,000)		(43,153,000)
Equity-based compensation				(306,000)	[1]	(197,000)	(1,186,000)										(7,859,000)							(23,738,000)	(81,354,000)	[1]	(32,781,000)	[1]	(32,506,000)	[1]
Merger-related and other expenses				(148,713,000)	[2]	(21,685,000)	(63,750,000)										(5,996,000)							(7,202,000)	(46,619,000)	[2]	0	[2]	0	[2]
Acquired intangible asset amortization						(49,733,000)	(172,260,000)					0	[3]				(8,856,000)							(26,567,000)														(29,519,000)	[3]	(38,293,000)	[3]	(42,791,000)	[3]
Total non-allocated costs				(152,967,000)		(77,134,000)	(256,741,000)										(38,459,000)							(99,976,000)	(204,329,000)		(120,386,000)		(118,450,000)
Acceleration of equity-based compensation expense due to immediate vesting upon the Merger				55,000,000
Allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory									24,600,000		87,000,000			2,800,000	19,700,000
Fixed asset impairment							$ 22,116,000		$ 9,700,000	$ 12,400,000														$ 0

[1]	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.
[2]	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.
[3]	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.

Segment and Geographic Information Schedule of depreciation and other amortization (Details) (USD $)	2 Months Ended	9 Months Ended	2 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Depreciation and other amortization	$ 56,751,000	$ 360,477,000	$ 44,238,000		$ 8,670,000	$ 3,843,000	$ 106,332,000	$ 117,686,000	$ 156,465,000	$ 155,860,000	$ 55,568,000	$ 72,474,000	$ 62,668,000	$ 44,667,000	$ 57,370,000	$ 60,248,000	$ 17,451,000	$ 26,621,000	$ 32,944,000
Cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of inventory			$ 2,100,000	$ 5,300,000	$ 400,000

Segment and Geographic Information Information on segment assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 7,664,120	$ 7,921,379	$ 4,977,917	$ 2,328,671	$ 614,791	$ 3,075,999	$ 3,038,565	$ 764,619	$ 779,464	$ 1,704,337	$ 1,712,376	$ 607,043	$ 546,725

Segment and Geographic Information Schedule of gross capital expenditures (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended				10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Gross capital expenditures	$ 36,008	$ 10,080	$ 7,047	$ 18,881	$ 98,556	$ 85,883	$ 103,289	$ 5,842	$ 10,212	$ 17,140	$ 10,832	$ 10,099	$ 9,113	$ 81,882	$ 65,572	$ 77,036

Segment and Geographic Information Schedule of information on the geographical location of select financial information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								9 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended				2 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Foreign [Member] Predecessor [Member]	Dec. 31, 2010 Foreign [Member] Predecessor [Member]		Dec. 31, 2009 Foreign [Member] Predecessor [Member]		Nov. 03, 2011 Domestic [Member] Predecessor [Member]	Dec. 31, 2010 Domestic [Member] Predecessor [Member]		Dec. 31, 2009 Domestic [Member] Predecessor [Member]		Dec. 31, 2011 Domestic [Member] Successor [Member]		Dec. 31, 2011 United States [Member] Successor [Member]		Dec. 31, 2011 Other Foreign Country [Member] Successor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 149,023	$ 468,541	$ 453,270	$ 432,578	$ 459,728		$ 442,346	$ 430,412	$ 410,954	$ 1,354,389	$ 1,503,412	$ 1,743,440		$ 1,688,315		$ 304,764	$ 435,873	$ 1,306,521	$ 347,580	$ 391,117		$ 386,220		$ 1,155,832	$ 1,352,323		$ 1,302,095		$ 0		$ 235,886		$ 68,878
Total long-lived assets					$ 271,063	[1]						$ 271,063	[1]	$ 296,055	[1]	$ 545,347 [1]				$ 86,932	[1]	$ 97,844	[1]		$ 184,131	[1]	$ 198,211	[1]	$ 0	[1]	$ 360,365	[1]	$ 184,982	[1]

[1]	Long-lived assets exclude intangible assets.

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]
Quarterly Financial Data [Line Items]
Revenue	$ 149,023	$ 468,541	$ 453,270	$ 432,578	$ 459,728	$ 442,346	$ 430,412	$ 410,954	$ 1,354,389	$ 1,503,412	$ 1,743,440	$ 1,688,315	$ 304,764	$ 435,873	$ 1,306,521
Gross profit	96,421	310,607	290,287	264,258	278,200	266,717	256,877	243,149	865,152	961,573	1,044,943	996,698	175,861	276,450	767,680
Operating earnings (loss)	(55,787)	135,287	116,664	100,777	110,565	108,542	89,126	82,975	352,728	296,941	391,208	361,832	(72,432)	66,563	95,953
Earnings (loss) from continuing operations	(54,845)	83,799	71,647	58,236	63,363	66,250	43,574	37,651	213,682	158,837	210,838	160,881	(118,696)	(37,844)	(177,444)	158,837	210,838	160,881
Earnings (loss) from discontinued operations, net of tax	5,214	6,927	9,778	10,182	10,630	9,523	10,031	15,062	26,887	32,101	45,246	67,821	3,827	2,032	(3,680)	32,101	45,246	67,821
Net earnings (loss)	$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 240,569	$ 190,938	$ 256,084	$ 228,702	$ (114,869)	$ (35,812)	$ (181,124)

Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member] Parent Company [Member]	Dec. 31, 2011 Successor [Member] Parent Company [Member]	Nov. 03, 2011 Successor [Member] Parent Company [Member]	Sep. 30, 2012 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2011 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Nov. 03, 2011 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Nov. 03, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Nov. 03, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Successor [Member] Eliminations [Member]	Nov. 03, 2011 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Parent Company [Member]	Sep. 30, 2011 Predecessor [Member] Parent Company [Member]	Dec. 31, 2010 Predecessor [Member] Parent Company [Member]	Dec. 31, 2009 Predecessor [Member] Parent Company [Member]	Dec. 31, 2008 Predecessor [Member] Parent Company [Member]	Dec. 31, 2011 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Sep. 30, 2011 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2010 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2009 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2008 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2008 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2008 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminations [Member]	Sep. 30, 2011 Predecessor [Member] Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Eliminations [Member]	Dec. 31, 2008 Predecessor [Member] Eliminations [Member]
Current assets:
Cash and cash equivalents			$ 306,927	$ 215,426	$ 711,885	$ 656,793	$ 398	$ 411	$ 0	$ 246,645	$ 142,652	$ 636,234	$ 0	$ 0	$ 0	$ 59,884	$ 72,363	$ 75,651	$ 0	$ 0	$ 0	$ 711,885	$ 711,885	$ 656,793	$ 316,603	$ 263,157	$ 247,767	$ 0	$ 0	$ 0	$ 0	$ 0	$ 636,234	$ 551,207	$ 228,763	$ 74,508	$ 5,383	$ 0	$ 0	$ 4,252	$ 2,509	$ 3,456	$ 75,651	$ 105,586	$ 83,588	$ 186,140	$ 238,928	$ 0	$ 0	$ 0	$ 0	$ 0
Accounts receivable, net			381,622	401,958			0	0		202,358	211,187		54,272	53,097		124,992	137,674		0	0					414,083					0					235,004					43,773					135,306					0
Inventories, net			123,617	178,243			0	0		62,210	79,302		68,973	87,171		58,412	81,797		(65,978)	(70,027)					172,552					0					74,623					86,422					91,488					(79,981)
Deferred income taxes			0	23,270				0			98,062			0			2,853			(77,645)					30,112					0					23,224					4,364					2,524					0
Prepaid expenses and other			39,334	46,022			0	0		9,006	30,663		5,547	7,257		335,617	354,633		(310,836)	(346,531)					34,199					0					15,372					9,913					315,130					(306,216)
Assets held for sale			108,688	0			0			65,723			9,070			49,133			(15,238)
Intercompany receivables			0	0			166	0		1,176,918	998,244		2,088,503	1,891,483		837,017	50,787		(4,102,604)	(2,940,514)					0					0					0					771,162					100,994					(872,156)
Total current assets			960,188	864,919			564	411		1,762,860	1,560,110		2,226,365	2,039,008		1,465,055	700,107		(4,494,656)	(3,434,717)					967,549					0					576,986					919,886					729,030					(1,258,353)
Net property, plant and equipment			413,311	545,347			0	0		274,193	341,646		99,887	69,452		187,922	311,063		(148,691)	(176,814)					271,063					0					234,354					54,199					222,742					(240,232)
Debt issuance costs, net			98,393	111,397			0	0		98,393	111,397		0	0		0	0		0	0					22,622					0					22,622					0					0					0
Deferred income taxes			22,086	18,322			0	0		0	0		0	0		22,086	18,322		0	0					17,151					0					0					0					17,151					0
Goodwill			3,471,907	3,497,532			0	0		2,475,372	2,499,690		996,535	997,842		0	0		0	0					1,328,881					0					198,244					1,121,519					9,118					0
Identifiable intangible assets, net			2,692,217	2,875,736			0	0		443,054	528,524		2,061,297	2,124,821		187,866	222,391		0	0					453,802					0					5,402					437,075					11,325					0
Other non-current assets			6,018	8,126			0	0		296	2,149		149	149		96,473	96,728		(90,900)	(90,900)					14,931					0					8,962					1,779					5,820					(1,630)
Intercompany loan receivables			0	0			0	0		903,277	848,552		333,072	323,884		0	75,020		(1,236,349)	(1,247,456)					0					0					0					142,960					0					(142,960)
Intercompany investments			0	0			1,411,758	1,593,033		257,641	332,987		445,578	775,147		0	0		(2,114,977)	(2,701,167)					0					0					2,254,058					261,993					29,609					(2,545,660)
Total assets			7,664,120	7,921,379			1,412,322	1,593,444		6,215,086	6,225,055		6,162,883	6,330,303		1,959,402	1,423,631		(8,085,573)	(7,651,054)					3,075,999	3,038,565				0					3,300,628					2,939,411					1,024,795					(4,188,835)
Current liabilities:
Accounts payable			40,502	49,898			0	0		19,361	23,233		12,200	14,884		8,941	11,781		0	0					60,137					0					29,351					17,936					12,850					0
Accrued expenses and other			351,508	311,617			0	0		246,704	194,940		228,275	235,137		63,974	70,497		(187,445)	(188,957)					225,524					0					132,121					230,188					57,103					(193,888)
Intercompany payables			0	0			2,130	0		485,326	163,543		2,365,375	2,314,174		1,249,773	462,799		(4,102,604)	(2,940,516)					0					0					292,018					431,851					123,287					(847,156)
Current installments of long-term debt	23,464	23,491	23,464	23,491			0	0		23,464	23,491		0	0		0	0		0	0					169,500					0					169,500					0					0					0
Income taxes payable				0				0			0			662			14,050			(14,712)					0					0					0					662					31					(693)
Deferred income taxes			1,086	0			0	0		1,086	0		0	77,645		0	0		0	(77,645)
Intercompany debt																									0					0					25,000					0					0					(25,000)
Liabilities related to assets held for sale			18,339	0			0			16,427			0			1,912			0
Total current liabilities			434,899	385,006			2,130	0		792,368	405,207		2,605,850	2,642,502		1,324,600	559,127		(4,290,049)	(3,221,830)					455,161					0					647,990					680,637					193,271					(1,066,737)
Long-term debt, net of current installments and discount	4,630,818	4,639,728	4,630,818	4,639,728			0	0		4,630,818	4,639,728		0	0		0	0		0	0					935,290					0					935,290					0					0					0
Non-current tax liabilities			40,582	38,295			0	0		33,098	31,114		0	0		7,484	7,181		0	0					35,588					0					28,258					0					7,330					0
Deferred income taxes			1,109,544	1,253,344			0	0		109,148	244,517		930,130	911,417		70,266	97,410		0	0					163,386					0					5,082					158,304					0					0
Other non-current liabilities			38,139	11,562			54	0		36,199	9,837		371	802		1,515	923		0	0					3,495					0					908					1,917					670					0
Intercompany loan payables			0	0			0	0		333,072	398,904		903,277	848,552		0	0		(1,236,349)	(1,247,456)					0					0					140,000					0					2,960					(142,960)
Total liabilities			6,253,982	6,327,935			2,184	0		5,934,703	5,729,307		4,439,628	4,403,273		1,403,865	664,641		(5,526,398)	(4,469,286)					1,592,920					0					1,757,528					840,858					204,231					(1,209,697)
Equity:
Total equity			1,410,138	1,593,444			1,410,138	1,593,444		280,383	495,748		1,723,255	1,927,030		555,537	758,990		(2,559,175)	(3,181,768)			1,837,110		1,483,079	1,177,471	903,370			0					1,543,100					2,098,553					820,564					(2,979,138)
Total liabilities and shareholders' equity			$ 7,664,120	$ 7,921,379			$ 1,412,322	$ 1,593,444		$ 6,215,086	$ 6,225,055		$ 6,162,883	$ 6,330,303		$ 1,959,402	$ 1,423,631		$ (8,085,573)	$ (7,651,054)					$ 3,075,999					$ 0					$ 3,300,628					$ 2,939,411					$ 1,024,795					$ (4,188,835)

Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Sep. 30, 2011 Parent Company [Member] Predecessor [Member]	Sep. 30, 2011 Parent Company [Member] Predecessor [Member]	Nov. 03, 2011 Parent Company [Member] Predecessor [Member]	Dec. 31, 2010 Parent Company [Member] Predecessor [Member]	Dec. 31, 2009 Parent Company [Member] Predecessor [Member]	Dec. 31, 2011 Parent Company [Member] Successor [Member]	Sep. 30, 2012 Parent Company [Member] Successor [Member]	Sep. 30, 2012 Parent Company [Member] Successor [Member]	Nov. 03, 2011 Parent Company [Member] Successor [Member]	Dec. 31, 2010 Parent Company [Member] Successor [Member]	Dec. 31, 2009 Parent Company [Member] Successor [Member]	Sep. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Sep. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Sep. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Eliminations [Member] Predecessor [Member]	Sep. 30, 2011 Eliminations [Member] Predecessor [Member]	Nov. 03, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Dec. 31, 2009 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Sep. 30, 2012 Eliminations [Member] Successor [Member]	Sep. 30, 2012 Eliminations [Member] Successor [Member]	Nov. 03, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2010 Eliminations [Member] Successor [Member]	Dec. 31, 2009 Eliminations [Member] Successor [Member]
Condensed Income Statements, Captions [Line Items]
Rental		$ 227,637							$ 671,960	$ 746,816	$ 911,866	$ 919,359	$ 142,962	$ 207,156	$ 622,350				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				$ 182,284	$ 534,589	$ 594,764	$ 731,305	$ 731,589	$ 114,296	$ 164,641	$ 495,299				$ 535	$ 1,229	$ 1,455	$ 908	$ 616	$ 410	$ 1,741	$ 4,507				$ 44,818	$ 136,142	$ 150,597	$ 179,653	$ 187,154	$ 28,256	$ 40,774	$ 122,544				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Sales		240,904							682,429	756,596	831,574	768,956	161,802	228,717	684,171				0	0	0	0	0	0	0	0				85,076	229,936	253,341	287,336	288,259	52,108	74,943	218,950				96,409	282,594	315,939	342,179	288,686	71,928	103,716	312,106				138,377	375,990	429,085	433,811	464,855	105,860	151,225	388,453				(78,958)	(206,091)	(241,769)	(231,752)	(272,844)	(68,094)	(101,167)	(235,338)
Total revenue	149,023	468,541	453,270	432,578	459,728	442,346	430,412	410,954	1,354,389	1,503,412	1,743,440	1,688,315	304,764	435,873	1,306,521				0	0	0	0	0	0	0	0				267,360	764,525	848,105	1,018,641	1,019,848	166,404	239,584	714,249				96,944	283,823	317,394	343,087	289,302	72,338	105,457	316,613				183,195	512,132	579,682	613,464	652,009	134,116	191,999	510,997				(78,958)	(206,091)	(241,769)	(231,752)	(272,844)	(68,094)	(101,167)	(235,338)
Rental expenses		99,901							317,414	350,912	468,975	465,937	85,142	100,810	348,387				0	0	0	0	0	0	0	2				77,906	271,675	296,247	435,809	432,412	59,157	62,877	227,119				474	1,164	1,364	867	(1,891)	618	1,526	4,088				59,489	185,682	205,596	232,399	202,185	48,612	61,744	201,240				(37,968)	(141,107)	(152,295)	(200,100)	(166,769)	(23,245)	(25,337)	(84,062)
Cost of sales		58,033							171,823	190,927	229,522	225,680	43,761	58,613	190,454				0	0	0	0	0	11	18	54				71,105	187,082	192,704	201,358	201,512	70,472	89,027	196,056				27,585	83,046	92,320	107,855	92,201	24,188	34,023	108,774				65,765	184,186	207,042	209,024	192,852	40,860	58,201	174,747				(106,422)	(282,491)	(301,139)	(288,715)	(260,885)	(91,770)	(122,656)	(289,177)
Gross profit	96,421	310,607	290,287	264,258	278,200	266,717	256,877	243,149	865,152	961,573	1,044,943	996,698	175,861	276,450	767,680				0	0	0	0	0	(11)	(18)	(56)				118,349	305,768	359,154	381,474	385,924	36,775	87,680	291,074				68,885	199,613	223,710	234,365	198,992	47,532	69,908	203,751				57,941	142,264	167,044	172,041	256,972	44,644	72,054	135,010				65,432	217,507	211,665	257,063	154,810	46,921	46,826	137,901
Selling, general and administrative expenses		145,659							423,446	565,512	530,718	502,765	217,717	142,778	445,781				0	0	0	0	0	288	191	1,142				86,916	248,185	369,911	326,637	321,148	170,023	75,731	244,705				28,621	82,562	93,321	92,869	83,933	13,097	32,926	96,903				30,125	92,721	102,313	113,726	99,945	35,429	33,978	103,765				(3)	(22)	(33)	(2,514)	(2,261)	(1,120)	(48)	(734)
Research and development expenses		20,806							62,411	69,601	85,591	91,467	14,117	17,376	53,686				0	0	0	0	0	0	0	0				10,222	33,681	36,898	40,927	52,468	7,118	6,268	20,222				8,196	21,440	24,343	26,874	28,904	5,631	8,977	26,676				2,388	7,290	8,360	17,790	10,095	1,368	2,131	6,788				0	0	0	0	0	0	0	0
Acquired intangible asset amortization		8,855							26,567	29,519	37,426	40,634	16,459	49,733	172,260				0	0	0	0	0	0	0	0				0	0	0	0	0	4,227	22,308	81,085				8,855	26,567	29,519	37,426	40,634	10,466	18,687	59,273				0	0	0	0	0	1,766	8,738	31,902				0	0	0	0	0	0	0	0
Operating earnings (loss)	(55,787)	135,287	116,664	100,777	110,565	108,542	89,126	82,975	352,728	296,941	391,208	361,832	(72,432)	66,563	95,953				0	0	0	0	0	(299)	(209)	(1,198)				21,211	23,902	(47,655)	13,910	12,308	(144,593)	(16,627)	(54,938)				23,213	69,044	76,527	77,196	45,521	18,338	9,318	20,899				25,428	42,253	56,371	40,525	146,932	6,081	27,207	(7,445)				65,435	217,529	211,698	259,577	157,071	48,041	46,874	138,635
Non-operating intercompany transactions		0							0		0	0	0	0	0	0			0	0		0	0	0	0	0	0			20,542	97,083	85,085	143,843	128,072	49,423	5,318	71,692				13,221	113,319	113,318	74,147	118,107	10,426	132,861	261,173				(16,806)	(224,635)	(210,403)	(273,890)	(236,775)	(60,043)	(131,367)	(352,936)				(16,957)	14,233	12,000	55,900	(9,404)	194	(6,812)	20,071
Interest income and other		297							766	972	851	819	148	174	630				0	0	0	0	0	0	0	0				233	567	747	422	221	11,453	18,532	55,260				3,098	9,224	26,920	12,251	12,252	2,042	3,063	9,188				64	206	231	688	861	100	18	100				(3,098)	(9,231)	(26,926)	(12,510)	(12,515)	(13,447)	(21,439)	(63,918)
Interest expense		(17,314)							(55,311)	(61,931)	(87,053)	(104,918)	(114,992)	(124,351)	(379,280)				0	0	0	0	0	0	0	0				(20,190)	(64,297)	(88,697)	(99,438)	(117,221)	(117,028)	(127,395)	(388,388)				9	9	9	0	0	(11,389)	(18,375)	(54,725)				(231)	(254)	(169)	(125)	(212)	(22)	(20)	(85)				3,098	9,231	26,926	12,510	12,515	13,447	21,439	63,918
Foreign currency gain (loss)		(2,117)							(2,142)	(2,778)	(4,500)	(4,004)	22,250	(7,406)	(1,872)				0	0	0	0	0	0	0	0				891	(2,200)	(3,193)	442	(8,098)	25,873	(8,799)	170				30	218	409	177	(29)	(94)	170	318				(3,038)	(160)	6	(5,119)	4,123	(3,529)	1,223	(2,360)				0	0	0	0	0	0	0	0
Earnings (loss) from continuing operations before income taxes (benefit)		116,153							296,041	233,204	300,506	253,729	(165,026)	(65,020)	(284,569)				0	0	0	0	0	(299)	(209)	(1,198)				22,687	55,055	(53,713)	59,179	15,282	(174,872)	(128,971)	(316,204)				39,571	191,814	217,183	163,771	175,851	19,323	127,037	236,853				5,417	(182,590)	(153,964)	(237,921)	(85,071)	(57,413)	(102,939)	(362,726)				48,478	231,762	223,698	315,477	147,667	48,235	40,062	158,706
Income tax expense (benefit)		32,354							82,359	74,367	89,668	92,848	(46,330)	(27,176)	(107,125)				0	0	0	0	0	0	0	0				18,653	1,071	(7,153)	22,940	8,064	(40,912)	(22,700)	(61,959)				11,978	76,574	78,561	64,064	71,277	(322)	14,055	(16,897)				1,723	4,714	2,959	2,664	13,507	(5,096)	(18,531)	(28,269)				0	0	0	0	0	0	0	0
Earnings (loss) before equity in earnings (loss) of subsidiaries		83,799							213,682	158,837	210,838	160,881	(118,696)	(37,844)	(177,444)				0	0	0	0	0	(299)	(209)	(1,198)				4,034	53,984	(46,560)	36,239	7,218	(133,960)	(106,271)	(254,245)				27,593	115,240	138,622	99,707	104,574	19,645	112,982	253,750				3,694	(187,304)	(156,923)	(240,585)	(98,578)	(52,317)	(84,408)	(334,457)				48,478	231,762	223,698	315,477	147,667	48,235	40,062	158,706
Equity in earnings (loss) of subsidiaries		0							0	0	0	0	0	0	0				0	0		0	0	(114,570)	(35,603)	(179,926)				37,260	(52,130)	2,687	(117,195)	35,111	397	28,741	(73,757)				9,017	(169,291)	(139,737)	(218,904)	(71,903)	(50,775)	(83,578)	(338,090)				0	0	0	0	0	0	0	0				(46,277)	221,421	137,050	336,099	36,792	164,948	90,440	591,773
Earnings (loss) from continuing operations	(54,845)	83,799	71,647	58,236	63,363	66,250	43,574	37,651	213,682	158,837	210,838	160,881	(118,696)	(37,844)	(177,444)	158,837	210,838	160,881	0	0				(114,869)	(35,812)	(181,124)	0	0	0	41,294	1,854				(133,563)	(77,530)	(328,002)	(43,873)	(80,956)	42,329	36,610	(54,051)				(31,130)	29,404	(84,340)	(1,115)	(119,197)	32,671	3,694	(187,304)				(52,317)	(84,408)	(334,457)	(156,923)	(240,585)	(98,578)	2,201	453,183				213,183	130,502	750,479	360,748	651,576	184,459
Earnings (loss) from discontinued operations, net of tax	5,214	6,927	9,778	10,182	10,630	9,523	10,031	15,062	26,887	32,101	45,246	67,821	3,827	2,032	(3,680)	32,101	45,246	67,821	0	0				0	0	0	0	0	0	(1,835)	(566)				(710)	(1,468)	(8,761)	3,114	10,809	28,305	650	1,921				2,125	627	4,100	3,802	2,002	2,440	5,323	18,013				1,542	830	(3,633)	17,186	21,681	26,675	2,789	7,519				870	2,043	4,614	7,999	10,754	10,401
Net earnings (loss)	(49,631)	90,726	81,425	68,418	73,993	75,773	53,605	52,713	240,569	190,938	256,084	228,702	(114,869)	(35,812)	(181,124)				0	0	0	0	0	(114,869)	(35,812)	(181,124)				39,459	1,288	(40,759)	(70,147)	70,634	(134,273)	(78,998)	(336,763)				37,260	(52,130)	2,687	(117,195)	35,111	(29,005)	30,031	(80,240)				9,017	(169,291)	(139,737)	(218,904)	(71,903)	(50,775)	(83,578)	(338,090)				4,990	460,702	368,747	662,330	194,860	214,053	132,545	755,093
Total comprehensive income (loss)		$ 74,790							$ 234,064	$ 193,864	$ 257,566	$ 235,635	$ (120,710)	$ (34,215)	$ (182,711)				$ 0	$ 0	$ 0	$ 0	$ 0	$ (120,710)	$ (34,215)	$ (182,711)				$ 23,523	$ (5,217)	$ (37,833)	$ (68,665)	$ 77,567	$ (140,114)	$ (77,401)	$ (338,350)				$ 20,980	$ (58,632)	$ 4,523	$ (120,118)	$ 38,933	$ (34,846)	$ 31,628	$ (81,827)				$ (7,263)	$ (175,793)	$ (137,901)	$ (221,827)	$ (68,081)	$ (56,616)	$ (81,981)	$ (339,677)				$ 37,550	$ 473,706	$ 365,075	$ 668,176	$ 187,216	$ 231,576	$ 127,754	$ 759,854

Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Cash Flow (Details) (USD $)	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended
	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Parent Company [Member] Predecessor [Member]	Nov. 03, 2011 Parent Company [Member] Predecessor [Member]	Dec. 31, 2010 Parent Company [Member] Predecessor [Member]	Dec. 31, 2009 Parent Company [Member] Predecessor [Member]	Dec. 31, 2011 Parent Company [Member] Successor [Member]	Sep. 30, 2012 Parent Company [Member] Successor [Member]	Sep. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Eliminations [Member] Predecessor [Member]	Nov. 03, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Dec. 31, 2009 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Sep. 30, 2012 Eliminations [Member] Successor [Member]
Cash flows from operating activities:
Net earnings (loss)	$ 240,569,000	$ 190,938,000	$ 256,084,000	$ 228,702,000	$ (114,869,000)	$ (181,124,000)	$ 0	$ 0	$ 0	$ 0	$ (114,869,000)	$ (181,124,000)	$ 1,288,000	$ (40,759,000)	$ (70,147,000)	$ 70,634,000	$ (134,273,000)	$ (336,763,000)	$ (52,130,000)	$ 2,687,000	$ (117,195,000)	$ 35,111,000	$ (29,005,000)	$ (80,240,000)	$ (169,291,000)	$ (139,737,000)	$ (218,904,000)	$ (71,903,000)	$ (50,775,000)	$ (338,090,000)	$ 460,702,000	$ 368,747,000	$ 662,330,000	$ 194,860,000	$ 214,053,000	$ 755,093,000
Adjustments to reconcile net earnings (loss) to net cash provided	182,591,000	297,030,000	96,637,000	158,819,000	37,295,000	366,999,000	0	0	0	0	299,000	3,154,000	337,937,000	61,984,000	515,557,000	270,751,000	(1,787,282,000)	439,770,000	(114,905,000)	253,684,000	(79,937,000)	(163,783,000)	1,296,975,000	(123,522,000)	60,337,000	101,886,000	(40,707,000)	(17,943,000)	591,299,000	153,344,000	(100,778,000)	(120,524,000)	(298,276,000)	69,794,000	(63,996,000)	(105,747,000)
Net cash provided (used) by operating activities	423,160,000	487,968,000	352,721,000	387,521,000	(77,574,000)	185,875,000	0	0	0	0	(114,570,000)	(177,970,000)	339,225,000	21,225,000	445,410,000	341,385,000	(1,921,555,000)	103,007,000	(167,035,000)	256,371,000	(197,132,000)	(128,672,000)	1,267,970,000	(203,762,000)	(108,954,000)	(37,851,000)	(259,611,000)	(89,846,000)	540,524,000	(184,746,000)	359,924,000	248,223,000	364,054,000	264,654,000	150,057,000	649,346,000
Cash flows from investing activities:
Net additions to property, plant and equipment	(94,890,000)	(103,017,000)	(75,252,000)	(89,851,000)	(29,850,000)	(69,510,000)	0	0	0	0	0	0	(74,773,000)	(81,054,000)	(52,187,000)	(89,989,000)	(38,479,000)	(57,203,000)	(5,798,000)	(7,161,000)	(9,309,000)	(9,940,000)	(6,360,000)	(42,323,000)	(63,957,000)	(68,851,000)	(91,537,000)	(161,402,000)	(46,262,000)	(39,328,000)	49,638,000	54,049,000	77,781,000	171,480,000	61,251,000	69,344,000
Dispositions of assets subject to leveraged lease, net		0	0	0	7,435,000			0			0			0			7,435,000			0			0			0			0			0			0
Business acquired in purchase transaction, net of cash acquired		0	0	(173,000)	0					0						0						(173,000)						0						0
Increase in identifiable intangible assets and other non-current assets	(19,093,000)	(19,640,000)	(18,680,000)	(62,894,000)	(1,217,000)	(5,380,000)	0	0	0	0	0	0	4,000	3,000	(6,011,000)	(161,886,000)	1,261,578,000	87,000	(5,960,000)	(5,209,000)	(424,000)	116,329,000	(1,248,161,000)	(5,486,000)	(13,137,000)	(14,434,000)	(12,245,000)	(14,586,000)	(103,896,000)	19,000	0	0	0	(2,751,000)	89,262,000	0
Cash used to acquire equity		0	0	0	(5,185,359,000)						0						(2,611,846,000)						(1,716,581,000)						(856,932,000)						0
Net cash used by investing activities	(113,983,000)	(122,657,000)	(93,932,000)	(152,918,000)	(5,208,991,000)	(74,890,000)	0	0	0	0	0	0	(74,769,000)	(81,051,000)	(58,198,000)	(251,875,000)	(1,381,312,000)	(57,116,000)	(11,758,000)	(12,370,000)	(9,733,000)	106,216,000	(2,971,102,000)	(47,809,000)	(77,094,000)	(83,285,000)	(103,782,000)	(175,988,000)	(1,007,090,000)	(39,309,000)	49,638,000	54,049,000	77,781,000	168,729,000	150,513,000	69,344,000
Cash flows from financing activities:
Capital contributions from limited partners	0	0	0	0	1,714,398,000	239,000					1,714,398,000	239,000					0	0					0	0					0	0					0	0
Repurchase of equity from limited partners	0					(1,970,000)						(1,970,000)						0						0						0						0
Distribution to limited partners		0	0	0	(543,000)						(543,000)						0						0						0						0
Proceeds from revolving credit facility		0	0	105,000,000	0					0						105,000,000						0						0						0
Repayments of long-term debt and capital lease obligations	(20,734,000)	(20,774,000)	(222,727,000)	(334,000,000)	(1,534,130,000)	(17,483,000)	0	0	0	0	0	0	(20,625,000)	(20,624,000)	(222,667,000)	(334,000,000)	(1,532,652,000)	(17,508,000)	0	0	0	0	(989,000)	0	(109,000)	(150,000)	(60,000)	0	(489,000)	25,000	0	0	0	0	0	0
Proceeds from exercise of stock options and employee stock purchases	46,713,000	42,973,000	12,221,000	1,850,000		0	0	0	0	0			46,713,000	42,973,000	12,221,000	1,850,000			0	0	0	0			0	0	0	0			0	0	0	0
Proceeds from the purchase of stock in ESPP and other		8,059,000	6,540,000	5,938,000	0			0	0	0				8,059,000	6,540,000	5,938,000				0	0	0				0	0	0				0	0	0
Excess tax benefit from equity-based payment arrangements	2,393,000	2,439,000	1,505,000	1,214,000	0	0	0	0	0	0			2,393,000	2,439,000	1,505,000	1,214,000			0	0	0	0			0	0	0	0			0	0	0	0
Purchase of immature shares for minimum tax withholdings	(3,797,000)	(3,855,000)	(1,741,000)	(1,419,000)	0	0	0	0	0	0			(3,797,000)	(3,855,000)	(1,741,000)	(1,419,000)			0	0	0	0			0	0	0	0			0	0	0	0
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes			0	0
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility - due 2016		146,012,000	0	0	0			0						146,012,000						0						0						0
Payments on senior credit facility - due 2013		(123,346,000)	0	0	0			0						(123,346,000)						0						0						0
Payment of debt issuance costs	(827,000)	(14,676,000)	0	0	0	(578,000)		0				0		(14,676,000)				(578,000)		0				0		0				0		0				0
Purchase of interest rate caps			0	0
Proceeds (payments) on intercompany loans		0	0	0	0	0		0	0	0	0	0		231,843,000	(151,000,000)	176,000,000	(449,648,000)	(120,557,000)		(178,883,000)	(2,960,000)	0	524,668,000	45,537,000		(77,960,000)	2,960,000	0	(75,020,000)	75,020,000		25,000,000	151,000,000	(176,000,000)	0	0
Settlement of convertible debt warrants		0	0	0	(280,220,000)						0						(280,220,000)						0						0						0
Settlement of convertible debt hedges		0	0	0	314,856,000						0						314,856,000						0						0						0
Proceeds (payments) on intercompany investments	0	0	0	0	0	0	0	0	0	0	(1,598,874,000)	179,688,000	51,141,000	206,351,000	122,185,000	25,032,000	179,279,000	196,745,000	171,581,000	(69,370,000)	211,568,000	21,509,000	1,179,453,000	206,034,000	186,840,000	190,291,000	259,082,000	210,842,000	540,712,000	136,223,000	(409,562,000)	(327,272,000)	(592,835,000)	(257,383,000)	(300,570,000)	(718,690,000)
Net cash provided (used) by financing activities	31,738,000	28,953,000	(204,202,000)	(221,417,000)	4,792,031,000	(19,792,000)	0	0	0	0	114,981,000	177,957,000	57,988,000	467,297,000	(232,957,000)	(20,385,000)	2,809,285,000	58,102,000	174,541,000	(248,253,000)	208,608,000	21,509,000	1,703,132,000	251,571,000	208,771,000	112,181,000	261,982,000	210,842,000	465,203,000	211,268,000	(409,562,000)	(302,272,000)	(441,835,000)	(433,383,000)	(300,570,000)	(718,690,000)
Effect of exchange rate changes on cash and cash equivalents	(725,000)	1,018,000	(1,141,000)	2,204,000	(1,925,000)	308,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(725,000)	1,018,000	(1,141,000)	2,204,000	(1,925,000)	308,000	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	340,190,000	395,282,000	53,446,000	15,390,000	(496,459,000)	91,501,000	0	0	0	0	411,000	(13,000)	322,444,000	407,471,000	154,255,000	69,125,000	(493,582,000)	103,993,000	(4,252,000)	(4,252,000)	1,743,000	(947,000)	0	0	21,998,000	(7,937,000)	(102,552,000)	(52,788,000)	(3,288,000)	(12,479,000)	0	0	0	0	0	0
Cash and cash equivalents, beginning of period	316,603,000	316,603,000	263,157,000	247,767,000	711,885,000	215,426,000	0	0	0	0	0	411,000	228,763,000	228,763,000	74,508,000	5,383,000	636,234,000	142,652,000	4,252,000	4,252,000	2,509,000	3,456,000	0	0	83,588,000	83,588,000	186,140,000	238,928,000	75,651,000	72,363,000	0	0	0	0	0	0
Cash and cash equivalents, end of period	$ 656,793,000	$ 711,885,000	$ 316,603,000	$ 263,157,000	$ 215,426,000	$ 306,927,000	$ 0		$ 0	$ 0	$ 411,000	$ 398,000	$ 551,207,000		$ 228,763,000	$ 74,508,000	$ 142,652,000	$ 246,645,000	$ 0		$ 4,252,000	$ 2,509,000	$ 0	$ 0	$ 105,586,000		$ 83,588,000	$ 186,140,000	$ 72,363,000	$ 59,884,000	$ 0		$ 0	$ 0	$ 0	$ 0

Schedule II (Details) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended
	Nov. 03, 2011 Predecessor [Member] Accounts receivable realization reserves	Dec. 31, 2010 Predecessor [Member] Accounts receivable realization reserves		Dec. 31, 2009 Predecessor [Member] Accounts receivable realization reserves		Nov. 03, 2011 Predecessor [Member] Inventory reserve	Dec. 31, 2010 Predecessor [Member] Inventory reserve	Dec. 31, 2009 Predecessor [Member] Inventory reserve	Nov. 03, 2011 Predecessor [Member] Deferred tax asset valuation allowance	Dec. 31, 2010 Predecessor [Member] Deferred tax asset valuation allowance	Dec. 31, 2009 Predecessor [Member] Deferred tax asset valuation allowance	Dec. 31, 2011 Successor [Member] Accounts receivable realization reserves		Dec. 31, 2011 Successor [Member] Inventory reserve	Dec. 31, 2011 Successor [Member] Deferred tax asset valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 97,005	$ 105,491		$ 103,985		$ 15,913	$ 11,366	$ 6,874	$ 15,335	$ 10,322	$ 11,821	$ 81,075		$ 15,724	$ 18,247
Additions Charged to Costs and Expenses	6,038	10,602		10,166		18,452	19,230	8,033	2,912	5,013	0	1,056		4,363	0
Additions Charged to Other Accounts	59,605 [1]	62,464	[1]	70,380	[1]	0	0	0	0	0	0	11,999	[1]	0	0
Deductions	81,573	81,552		79,040		18,641	14,683	3,541	0	0	1,499	72,979		18,113	0
Ending balance	$ 81,075	$ 97,005		$ 105,491		$ 15,724	$ 15,913	$ 11,366	$ 18,247	$ 15,335	$ 10,322	$ 21,151		$ 1,974	$ 18,247

[1]	Additions to the accounts receivable realization reserves charged to other accounts reflect the net increase in revenue reserves to allow for expected credit memos, canceled transactions and uncollectible items where collectibility is not reasonably assured in accordance with the provisions of the “Revenue Recognition” Topic of the FASB Accounting Standards Codification.